Exhibit 99.10

Customer Loan ID	Loan Exception ID	Exception ID	Originator QM/ATR Status	TPR QM/ATR Status	Exception Approved Pre Origination	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Material Exception Flag	Subject to Predatory Lending	HUD Category	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moody's Exception Grade	Final Moody's Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Exception Status
300771665	26dd2c28-5009-4086-b25a-263f225a5b6c	2853		QM/Non-HPML		Compliance		Loan does not meet criteria for Qualified Mortgage	The loan does not meet the criteria for Qualified Mortgage.		06/19/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300771665	d24d1ee5-6cba-405f-a561-217927ed18e4	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Point and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.		06/19/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300771665	5bbb4ef9-426e-e811-931d-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		06/14/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300822482	7a7567eb-ef94-e811-931d-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Title-Owner's Title Policy in section H of the final Closing Disclosure is missing the name of the service provider and government entity assessing the tax. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300865348	f5397108-e035-4daa-9555-1ae638b3ff19	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Point and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.	11/27/2018: Please see attachment11/26/2018: Please see attachment
11/27/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.11/26/2018: Audit reviewed pricing documents, and has determined that the section for "Lock Confirmation Price Adjusters" does NOT match the "Lender Paid Broker Comp" section. Base Pricing is incorrect at 5.125% and the Lender paid comp is incorrect at $XX,XXX.XX. The correct base pricing should be 4.750% with Lender paid comp of $XX,XXX.XX. Final Price (not including compensation) should be $X,XXX for Final Price AFTER compensation of $X,XXX.XX. Provide corrected documents to verify Bona Fide Points and Fees. Condition remains.
																3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300865348	1a427aef-43e8-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score not available.		11/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300931138	7acf351b-cbd4-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the file.		10/25/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179231	421c2476-1899-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 4.5		07/02/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300890967	82960f8c-e3bf-e811-bdb4-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.	09/27/2018: Please see final CD and clear.	09/28/2018: Received final settlement statement verifying liens paid sufficient cash to close. No reserves required. Condition cleared.	Years on Job Borrower has 20 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.09% FICO is higher than guideline minimum UW Guides required FICO of 680, loan qualified with FICO of 801				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300906057	ff333377-d0e1-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty in section H of the final Closing Disclosure is missing the name of the service provider. Provide re-disclosed CD and letter of explanation		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301159172	a2863677-758c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		06/18/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.80% DTI is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 800 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301003874	ec49d693-e0e0-48aa-9058-1c15a3ebcbb2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit in Section L of the final Closing Disclosure should be in Section B.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300906045	bc59d95b-36cb-e811-bdb4-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s 1st business listed on the final application must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	10/11/2018: Please rescind, VVOE for XXXX XXXXXXX XXXX XXX was used to verify Sch C income. 1099 from XXXX XXXXXXX XXXX XXX shows all income from Sch C came from here and we have a verbal for there to show borrower is still active.	10/12/2018: Audit reviewed Lender’s rebuttal, documents provided and original loan file. Final 1003 and Schedule C reflect name of business is XXX XXXXX XXXXXXXXX. Form 1099 from XXXX XXXXXXX XXXXXXXXXXXX for 2016/2017 are to XXX XXXXX XXXXXXXXX. VVOE from XXXX XXXXXXX XXXXXXXXXXXX is within 30 days of note date. No further documentation required. Condition rescinded.	Years Self Employed Borrower has 12 years self employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 800 Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XX,XXX.XX disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
300911519	ff12bfa0-bced-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Missing property tax calculation disclosed on Final CD.		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% DTI is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 789 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300911519	1c71bb7e-57a5-453c-8a4a-61eef2b96330	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Lender appraisal credit in section L should be listed in section B. Please provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% DTI is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 789 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00%				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300911519	a5ef0caf-9f6e-48c4-a0cf-be3e1022178e	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The Initial LE dated reflects a Final Inspection Fee of $XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects a Final Inspection Fee of $XXX.XX resulting in a $XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	12/04/2018: Please clear this condition the 1004d reflecting complete is attached.11/30/2018: Please see attached COC and redisclosed CD. Please rescind the condition	12/04/2018: Audit reviewed FINAL Appraisal Update and/or Completion Report, and has determined that the Certification of Completion reflects that improvements have been completed in accordance with the requirements and conditions stated in the original Appraisal. Condition cleared.11/30/2018: Audit re-analyzed the loan file, and has determined that the Final Inspection (442) dated 11/09/2018 reflects the Certification of Completion as NO. Missing the Final Inspection (442) marked YES for Certificate of Completion verifying all improvements have been completed. Condition remains.	FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% DTI is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 789 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300911519	01972d74-bced-e811-bdb4-f4e9d4a75ba2	1620		QM/Non-HPML		Credit		Failure to obtain gift documentation	The AUS requires a signed gift letter (specifying the dollar amount of the gift, date the funds were transferred to the Borrower, donor's name, address, telephone number, relationship to the Borrower, the donor's statement that no repayment is expected, evidence of donor's ability to give and evidence Borrower received funds.) Evidence of $XX,XXXX not provided as per AUS requirement. A copy of the wire to the title company was not provided. Additional conditions may apply.	11/29/2018: Attached please find the $XX,XXX Cashiers Check from the donor to the title company.	11/29/2018: Audit reviewed copied of Gift funds via Cashier's Check, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.931% DTI is lower than guideline maximum UW Guides require FICO of 680, loan qualified with FICO of 789 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80.00%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300906089	05b77540-85d0-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Lender credit for appraisal on final CD is listed in incorrect section H, which should be disclosed in Section B, paid by others column.		Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300906089	01210f6c-0845-4478-9954-d9fa1428f020	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The most recent LE reflects a lender credit in the amount of $X,XXX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300906089	454786ba-9fd0-e811-bdb4-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.		Exception is deemed non-material, loan will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300914501	895598f6-a5e6-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure belongs in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300914501	85bbcf03-7de6-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided n file with a collateral risk score of 4..		11/16/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300912254	261a8125-5ece-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.	10/22/2018: CDA	10/22/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300914962	565e5f23-aade-e811-bdb4-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects income for co-borrower which was not reflected on lenders approval. DU to be re-run. Additional conditions may apply.	11/07/2018: Please clear this condition; The Final AUS is attached	11/07/2018: Audit reviewed updated AUS, and has determined that said document reflects Lender Approval figures. Documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum Loan qualified with a FICO of 780 DTI is lower than guideline maximum Loan qualified with a 28.70 DTI Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.30 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300929089	62dd4b88-d2de-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU score is 3.4		11/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300997927	bd9eb5fd-a0f1-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Lender Appraisal Credit listed in section L of the Final CD should be listed in section B. Provide re-disclosed CD and LOE to the borrower.		Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301014352	b1242b73-ddf8-e811-bc73-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.		12/06/2018: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301016457	e7a0cea0-d203-e911-bc73-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal credit reflected in section L of the final Closing Disclosure should be reflected in section B, in the Lender paid column. Provide corrected CD and letter of explanation to borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301016890	b31894d6-2eff-e811-bc73-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure and belongs in section B. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301026272	7819aaf6-4a09-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301026272	6d038a09-4eae-4ae4-9c0b-232da98bc1cf	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed maximum. $XXXXX.XX points and fees exceeds $XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.	01/03/2019: Please see attached par rate sheet, Please clear the condition	01/03/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.70 months reserves				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301026272	c9889079-4b09-e911-bd2f-f4e9d4a75a52	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	The effective date of XX/XX/XXXX on the hazard policy provided in the loan file is after the disbursement date.		Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.70 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301026272	358da1aa-4b09-e911-bd2f-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	01/08/2019: Please rescind this condition the tax transcripts are not required on w2 wage earner.	01/08/2019: Audit concurs with the Lender Rebuttal, and has determined that the loan program does not require Transcripts nor does the AUS. Loan file contains two years of employment history verification via third party VOI. Loan meets QM. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.70 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301026272	43e653b1-4a09-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.1.		12/28/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.75% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301026319	3d0719c9-3c7b-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing 2018 year end and 2019 YTD Balance Sheet for Business A on Schedule E Part II of 2017 tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	05/28/2019: Please rescind this condition as our guidelines allow the acceptance of P&L and Balance sheet as long as they are dated within 60 days of the submission and this loan was.	05/28/2019: Audit reviewed the Lender Rebuttal, and has determined that per loan program must provide current profit and loss statement and balance sheet for all businesses reporting on 1040s, including Schedule F. If returns have not yet been filed for the most recent tax year, a year-end profit and loss statement is required in addition to the current year-to-date statement. End of the year P&L for 2018 is required, However, the Balance Sheet is sufficient. Condition cleared.	DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 31.13% FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 769 Reserves are higher than guideline minimum AUS did nto require reserves, loan qualified with 52.9 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301026319	55a1729a-3c7b-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing XXXX year end and XXXX YTD Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
06/17/2019: Attached please find the P&L and Balance Sheet for XXXXXXXX XXXXXXXXX XXXXXXXXX . Online XXXXXXXX XXXXXXXXX XXXXXXXXX is a dba of XXXXXXXX XXXXXXXXX XXXXXXXXX . Attached is the P&L and Balance Sheet of XXXXXXXX XXXXXXXXX XXXXXXXXX . The parent and dba have the same financials.06/14/2019: Please see attached P&L and balance sheet.06/05/2019:  Can you please review this to rescind this condition? Our guidelines accept this. See our XX/XX/XXXX response. The P&L is Dated as of XX/XX/XXXX and our submission date was XX/XX/XXXX and the attached application is XX/XX/XXXX. 05/28/2019: Please rescind this condition as our guidelines allow the acceptance of P&L and Balance sheet as long as they are dated within 60 days of the submission and this loan was.

06/17/2019: Audit reviewed P&L and Balance Sheet, and has determined that documentation submitted is deemed acceptable. Condition cleared.  06/14/2019: Audit reviewed P&L, as well as Balance Sheet, and has determined that the business name does NOT match Tax Returns reflecting XXXXXXXX XXXXXXXXX XXXXXXXXX XXX. Condition remains. 06/06/2019:  Current YTD P&L is required within 120 days of Note date. P&L provided is 6 months prior to note date.  Condition remains.05/28/2019: Audit reviewed the Lender Rebuttal, and has determined that per loan program must provide current profit and loss statement and balance sheet for all businesses reporting on 1040s, including Schedule F. If returns have not yet been filed for the most recent tax year, a year-end profit and loss statement is required in addition to the current year-to-date statement. End of the year P&L for XXXX is required, Balance Sheet is sufficient. Current YTD P&L is required within 120 days of Note date. Condition remains.
												DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 31.13% FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 700, loan qualified with a FICO of 769 Reserves are higher than guideline minimum AUS did nto require reserves, loan qualified with 52.9 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301037820	b9601879-8e71-4494-b1b5-9d24ec9e9027	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Lender Appraisal Credit is in section L of the final Closing Disclosure and belongs in section B. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualified with DTI of 42.54% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.20 months reserves Years on Job Borrower has 7.67 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301037820	e2940d39-a113-e911-bd2f-f4e9d4a75a52	905		QM/Non-HPML		Credit		Missing mortgage/deed of trust	Mortgage in file is missing a complete Notary Date.	01/16/2019: please see attached re-recorded mortgage.	01/16/2019: Audit reviewed corrected Mortgage, and has determined that said document has been corrected and re-recorded at the county. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualified with DTI of 42.54% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.20 months reserves Years on Job Borrower has 7.67 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301070376	4113edf2-0b1f-e911-bd2f-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Sellers Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301129695	4f061a7c-e292-496a-93e4-238667b29f04	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	04/26/2019: please see attached signed initial escrow disclosure. please clear the condition	04/26/2019: Audit reviewed Initial Escrow Disclosure, and has determined that the documentation submitted is deemed acceptable. Condition cleared.04/16/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 29.42% DTI FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 745 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301129695	8a40bae7-6f60-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 30 days of the note date as required by lender's guidelines was not provided for borrower.
06/21/2019: Please see the attached VVOE for B1 06/17/2019: Our variance allows the paystub to be dated 4 months prior to the note date. Please rescind this condition.06/11/2019: The VOI in the file is dated XX/XX/XXXX which is good for 120 days per our Variances. This is acceptable. Please rescind this condition.06/03/2019:  Please see the attached from XXXX B3-2-02 which states that, “lenders are not required to comply with the age of credit documents as outlined in B1-1-03 when DU issues the message that income has been validated.”05/06/2019: We have a VOI for B1. Please refer to the DU Findings.04/26/2019: See attached

06/21/2019: Audit reviewed VOE for borrower, and has determined that documentation was obtained within 30 days of consummation and is deemed acceptable. Condition cleared. 06/17/2019: Audit reviewed the Lender Rebuttal, and has determined that a VOE was provided within 30 days PRIOR to consummation and paystubs were NOT provided for the BORROWER. Lender/XXXX guidelines are able to be acknowledged by client, HOWEVER no exceptions can be make for Appendix Q requirements. Appendix Q requires that verification for 2 year employment history is required to verify the borrower has no gaps > 30 days. The VOE was required to be obtained PRIOR to consummation for 30 day gap verification, loan fails QM.  QM does not allow post-closing reconciliation. Condition remains. 06/12/2019: Audit reviewed Lenders response, however; Please provided an employment verification dated within 30 days of the note date for the borrower. Exception remains.06/04/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Pay stub & VOI are dated greater than 30 days prior to note date.  QM requires verification within 30 days.  Condition remains.05/06/2019: Audit reviewed VOI dated greater than 30 days of consummation, and has determined that a VOE is required to be obtained within 30 days of Consummation date. Condition remains.  04/26/2019: Audit reviewed VOE documents for co-borrower, and has determined that a VOE for the BORROWER's employment, XXXXXXX XXXXX, was NOT provided within 30 days of the Note date. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 29.42% DTI FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 745 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301119992	f00d798f-284f-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	The addendum in the loan file reflects Seller credit of $X,XXX and evidence of the Seller credit decreasing to $X,XXX.XX is missing from the loan file. Additional conditions may apply.
06/13/2019:  Can you please detail how you determined the closing costs were more than what was stated by us.6/3/19 Please rescind this condition. The $X,XXX.XX was the maximum allowed for this mortgage. It consisted of the closing costs after the seller credits of $X,XXX.XX and the county taxes of $X,XXX.XX plus 3 additional days of taxes of X.XXX for a total of $XX.XX.  4/16/2019:  We wouldn't be required to obtain an addendum to the purchase agreement unless the seller concession is increasing. The seller agreed to contribute up to $XXXX. If the full amount isn't used, additional documentation would not be needed. Please provide the guideline stating this is a requirement.04/01/2019:  Sent to JPMC to request them to clear this.3/27/19 Please rescind this condition. The sellers credit has no effect on the overall file.The buyers signature on the closing disclosure acknowledging the credit should be sufficient.

06/13/2019: Audit re-analyzed Final Closing Disclosure, and has determined that remaining Closing Costs of $X,XXX.XX included a lender credit of $X,XXX.XX, therefore the Seller Credit reflected on the CD is acceptable. Condition cleared. 06/11/2019: Audit reviewed Lenders response, however; borrowers closing costs were higher than the amount of seller concession provided on final CD. Exception remains.04/17/2019:  Audit reviewed the Lender Rebuttal and will await further direction from Client.04/01/2019: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.03/28/2019: Lender responded the buyers signature on the closing disclosure was the borrower's acknowledgment of the seller credit.  The purchase contract indicates the seller was to pay $XXXX toward buyers closing costs.  There was no amendment to the purchase contract in the file documenting the decrease in the sellers credit.  Exception remains.
												FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 724 Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 12.9 months reserves Years on Job Co-Borrower same job 24.5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301119992	a026eb77-c44c-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	3/28/19 Attached please find the signed and dated personal returns.	04/01/2019: Received signed/dated tax returns for borrower. Condition cleared.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 724 Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 12.9 months reserves Years on Job Co-Borrower same job 24.5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301119992	6b96993e-b14c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The appraisal had a CU score of 2.6.		03/26/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 724 Reserves are higher than guideline minimum AUS did not require reserves, loan qualified with 12.9 months reserves Years on Job Co-Borrower same job 24.5 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301102884	9feebadc-8d3e-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented with WVOE or 2 years pay stubs showing bonus income. The loan file contains only the XXXX year end pay stub. Copies of the Borrowers' XXXX year end pay stub are required to fulfill guidelines and QM requirements.	3/6/19 Attached please find a new 1008 and AUS without the bonus income that is not needed.	03/07/2019: Per Lender’s request, bonus income removed upon receipt of revised 1008 and AUS. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 9.64% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120883	9d4356b5-e74f-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee on the Post Close CD reflects the fee was paid by the borrower and should be paid by others per the LOE in file by the lender. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies	Years in Field Borrower has 25 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.3 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120883	cb09e49f-dd4f-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Client Overlay Exception, Client to Review. Missing documentation to support 25% equity in departure property.	06/11/2019: Please see the attached. The borrower purchased the property in 1994 for $XX,XXXX. The property is now worth $XXX,XXX and the unpaid principal balance of their mortgage with Select Portfolio is $XXX,XXX. We can confirm that there is 25% equity in order to use rental income.	06/11/2019: Audit reviewed the Lender Rebuttal, as well as re-analyzed documents, and has determined that based on departure property mortgage statement (p181) and Credit report, the unpaid principal balance is $XXX,XXX. Verification of current value of property that was submitted reflects a value of $XXX,XXX. Documentation supports 25% equity in the departure residence. Condition cleared.	Years in Field Borrower has 25 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.3 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123108	dd006fe9-03e4-4164-8fca-b9f47a8d56a2	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.	6/4/2019: Please rescind, broker disclosure is within app date, the lender disclosure is within 3 days of submission. Disclosure history shows submitted to underwriting XX/XX/XXXX.	06/05/2019: Audit reviewed Lender’s rebuttal and original loan file. Page 627 reflects lender application date of 1/29/19. Lender’s disclosure is not within 3 days. Condition remains non-material, loan will be graded a B for all agencies. 05/30/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.10 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301123108	4a15af6b-65fa-4cac-b12e-1c257cf4384a	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is not dated and the Application is dated XX/XX/XX		05/30/2019: Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.10 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301123108	d8a28948-b583-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing addendum page from the loan file reflecting the "debts" paid at closing. No Cure - Missing document not provided.		06/05/2019: Received addendum to closing disclosure reflecting debts paid. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.10 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123108	9cc77edf-fd83-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/3/19 CM: Please see the attached documentation which shows who obtained the verification of business and their title.	06/04/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.10 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123108	b6becf33-b283-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.	6/3/19 CM: Please see the attached documentation for the fully executed Final settlement statement for 135 XX XXX. Documentation shows that hte property was sold, the mortgage paid off, and the net proceeds from the sale.	06/04/2019: Received certified settlement evidencing sale of departing residence, lien paid and netting sufficient cash to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.10 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123108	d5790301-f582-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Risk Score is 5.		06/03/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.10 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 55 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120038	4d4953f5-884a-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 42.94%. Due to the improper calculation of income, the actual DTI is 43.48%. The Lender qualified the Borrower using higher overtime income than supported by income documents in file. Additionally, overtime income used by the Lender exceeded the Lender calculation in file.
07/03/2019: please see attached revised cd, lox tracking, pls clear the condition6/25/19 CM: Please review and clear. The property taxes of $XXX.XX are correct. (CA Purchase: 1.25% of the purchase price $XXX,XXX = $X,XXX.XX/year = $XXX.XX/month). Overtime income calculation of $XX.XX/month is correct. Paystub is dated through X/XX/XX. $XXX.XX YTD OT + $XXXX.XX OT in XXXX + $X.XX OT in XXXX / 25 months = $XX.XX/month. DTI is 42.03%.6/20/19 CM: Please see attached AUS with correct overtime income, which is supported by income documentation on file. 3/23/19 Please rescind this condition. The bonus income is calculated correctly. XXXX $XXXX and XXXX $XX,XXX is $XX,XXX/XX is $XXX.XX

07/08/2019: Lender provided LOE, mailing label and PCCD with property taxes corrected, lowering DTI.Exception cleared.06/26/2019: Audit reviewed Lender response, however, Final CD and 1008 verifies property taxes are $X,XXX.XX. Exception remains.06/24/2019:  Audit reviewed updated AUS provided.  Audit matches monthly debts.  Audit matches negative rent and borrower base + bonus income.  Audit matches co-borrower SSI, pension and base + bonus income.  Audit overtime $XX.XX vs. $XX.XX per AUS.  Audit property taxes $XXXX.XX vs. $XXX.XX per AUS.  Audit taxes match 1008 and closing disclosure (in escrow).  Audit DTI 43.50%.  Condition remains.03/25/2019:  Audit reviewed Lender’s rebuttal and original loan file. Audit calculations:  Borrower income $XXXX.XX + bonus $XXX.XX = $XX,XXX.XX.  Co-borrower income $XXXX.XX + bonus $XXX.XX + overtime $XX.XX + pension $XXXX.XX + SSI $XXXX.XX = $X,XXX.XX.  Total income $XX,XXX.XX.  AUS income $XX,XXX.XX.  AUS REO <$XXXX.XX> vs Audit REO <$XXXX.XX>.  Audit DTI 43.50% vs Lender DTI 42.94%.
												Years in Field Co-Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 12.30 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301120038	d86b5180-86a1-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property on the final application not provided.		07/08/2019: Lender provided LOE, mailing label and PCCD with property taxes corrected. Non-material per SFIG guidance, loan will be graded a B for all agencies. Exception cleared.	Years in Field Co-Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 12.30 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120038	204b609e-884a-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented with a W2 from the prior year. The loan file contains only a year end paystub from the prior year. Copy of the Borrower's prior year W2 is required to fulfill guidelines.	06/24/2019: XXXX W-2 was received X/XX/XXXX and condition was cleared at that time.XX/XX/XXXX: Received Borrower's XXXX W-2. Condition cleared.		Years in Field Co-Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require no disposable income, loan qualified with $XX,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require no reserves, loan qualified with 12.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301133025	9b760339-075b-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Client overlay exception, Client to review. Client overlay requires two year of US tax returns for non-permanent resident aliens. Two years of US tax returns for B3 not provided.	04/15/2019: This is not one of our overlays on a XXXXXXXXXX XXXX XXXXXXX Loan. Please rescind.	04/22/2019: Client acknowledged overlay exception. Condition cleared. Loan will be rated a B for all agencies04/15/2019: Audit reviewed the Lender Rebuttal, and has determined that #9 on the Investor High Balance Overlays states that: Non-permanent resident alien requirements should include a documented employment and income history including but not limited to two years of US tax returns and a history of visa renewals and no reason to believe employment will cease. Condition remains.	Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 5.60 months reserves. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 705.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301133025	45187397-c55b-e911-bdd2-f4e9d4a75ba2	1205		QM/Non-HPML		Credit		Missing Purchase Contract	The addendum to the purchase contract reflecting a $XX,XXX credit from the seller is missing from the loan file. Additional conditions may apply.	05/07/2019: Please see the attached. The seller agreed to contribute up to $XX,XXX and then the addendum states the seller agreed to an additional $X,XXX. 04/15/2019: Please see the attached. This was sent with the initial loan delivery docs. Please rescind.	05/08/2019: Received addendum, dated XX/XX/XXXX, reflecting seller credit of $XX,XXX.XX and addendum, dated XX/XX/XXXX, reflecting seller credit of $XXXX. Total credit of $XX,XXX matches final closing disclosure. Condition cleared.04/15/2019: Audit reviewed addendum, and has determined that the documentation submitted reflect a seller credit for $XX,XXX.XX Missing addendum for final seller credit of $XX,XXX.XX as per the Final CD. Condition remains.	Disposable Income is higher than guideline minimum UW guides require $0.00 disposable income, loan qualified with $XX,XXX.XX disposable income. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 5.60 months reserves. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 705.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175672	5ac17177-5b72-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	05/14/2019: please see attached please clearAsu	05/14/2019: Audit reviewed executed Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with 5 months reserves No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 39 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 701 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175672	7cbe7bce-5772-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Alt A Settlement Statement from departing residence on the final application) evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	05/14/2019: Please see the attached Final Settlement Statement.	05/14/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with 5 months reserves No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 39 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 701 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123168	4f7eb34b-3865-4368-aec8-4df149fb3642	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $X,XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	5/8/19 Please rescind this condition. It would cause borrower harm to collect and use the October XXXX tax amount for 1 year and 5 months and there is nothing proving they would not be eligible for the exemption by then.
06/21/2019: Audit reviewed the Lender Rebuttal, and has determine that a Shock Letter to the borrower in lieu of a PCCD to cure is acceptable along with proof of delivery. Sufficient evidence was submitted via e-signed Shock Letter for delivery. DTI is within tolerance. Condition cleared. Loan will be a B grade.05/09/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Per compliance, the information on the title commitment is the correct source document to utilize or may use sales price x 1.25% which would be $XXX.XX/month.  Condition remains. 05/04/19: Schedule B, Part I Pg 227 states the estimate for XXXX without the current owner's exemptions, is $X,XXX.XX. The estimate is based on the purchase price of $XXX,XXX.XX and the current millage rate. Condition maintained.
												Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 2.40 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 749 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, the loan qualifies with 0x30 lates within the most recent 77 months reporting on the credit report.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301123168	c7a8595e-9283-4ef0-8499-ead5dbd9804e	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years X -XX $X,XXX.XX, the calculated payment amount is Years X - XX $X,XXX.XX. The lender used the incorrect escrow amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	5/8/19 Please rescind this condition. It would cause borrower harm to collect and use the October XXXX tax amount for 1 year and 5 months and there is nothing proving they would not be eligible for the exemption by then.
06/21/2019: Audit reviewed the Lender Rebuttal, and has determine that a Shock Letter to the borrower in lieu of a PCCD to cure is acceptable along with proof of delivery. Sufficient evidence was submitted via e-signed Shock Letter for delivery. DTI is within tolerance. Condition cleared. Loan will be a B grade.05/09/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Per compliance, the information on the title commitment is the correct source document to utilize or may use sales price x 1.25% which would be $XXX.XX/month.  Condition remains. 05/04/19: Schedule B, Part I Pg 227 states the estimate for 2020 without the current owner's exemptions, is $X,XXX.XX. The estimate is based on the purchase price of $XXX,XXX.XX and the current millage rate. Condition maintained.
												Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 2.40 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 749 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, the loan qualifies with 0x30 lates within the most recent 77 months reporting on the credit report.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301123168	8be59084-3202-46eb-ac65-91c0e4a743ec	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	5/8/19 Please rescind this condition. It would cause borrower harm to collect and use the October XXXX tax amount for 1 year and 5 months and there is nothing proving they would not be eligible for the exemption by then.
06/21/2019: Audit reviewed the Lender Rebuttal, and has determine that a Shock Letter to the borrower in lieu of a PCCD to cure is acceptable along with proof of delivery. Sufficient evidence was submitted via e-signed Shock Letter for delivery. DTI is within tolerance. Condition cleared. 05/09/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Per compliance, the information on the title commitment is the correct source document to utilize or may use sales price x 1.25% which would be $XXX.XX/month.      Condition remains.05/04/19: Schedule B, Part I Pg 227 states the estimate for XXXX without the current owner's exemptions, is $X,XXX.XX. The estimate is based on the purchase price of $XXX,XXX.XX and the current millage rate. Condition maintained.
												Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 2.40 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 749 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, the loan qualifies with 0x30 lates within the most recent 77 months reporting on the credit report.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301123168	d69c3cf7-9667-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 37.65%. Due to the improper calculation of property taxes, the actual DTI is 42.51%. Lender used XXXX property taxes based on owner of subject being exempt. Actual property taxes should be based on XXXX which is actual taxes for borrower not being exempt.	06/21/2019: Please clear this condition based on the attached shock letter and letter I sent to the borrower with it.06/14/2019: See attached email to XXXX 6/10/19 See attached email to XXXX.5/8/19 Please rescind this condition. It would cause borrower harm to collect and use the XXXXXXX XXXX tax amount for 1 year and 5 months and there is nothing proving they would not be eligible for the exemption by then.
06/21/2019: Audit reviewed the Lender Rebuttal, and has determine that a Shock Letter to the borrower in lieu of a PCCD to cure is acceptable along with proof of delivery. Sufficient evidence was submitted via e-signed Shock Letter for delivery. DTI is within tolerance. Condition cleared. 06/14/2019: Audit reviewed the Lender Rebuttal, and has determined that we have not received direction from the Client, as of yet, regarding the issue. 06/14/2019: e-mailed management 05/09/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Per compliance, the information on the title commitment is the correct source document to utilize or may use sales price x 1.25% which would be $XXX.XX/month.  Condition remains.05/04/19: Schedule B, Part I Pg 227 states the estimate for XXXX without the current owner's exemptions, is $X,XXX.XX. The estimate is based on the purchase price of $XXX,XXX.XX and the current millage rate. Condition maintained.
												Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 2.40 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 749 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, the loan qualifies with 0x30 lates within the most recent 77 months reporting on the credit report.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301123168	5dbcf005-8667-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close. Additional conditions may apply.		05/04/19: Lender provided the Settlement Statement along with the Acknowledgement and Receipt signed by the buyer and seller, verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close. Condition cleared.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 2.40 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 749 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, the loan qualifies with 0x30 lates within the most recent 77 months reporting on the credit report.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301123168	afff1683-916a-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a 37.65% DTI, however, actual DTI is 42.12% due improper calculation of subject taxes.	5/8/19 Please rescind this condition. It would cause borrower harm to collect and use the October XXXX tax amount for 1 year and 5 months and there is nothing proving they would not be eligible for the exemption by then.
06/21/2019: Audit reviewed the Lender Rebuttal, and has determine that a Shock Letter to the borrower in lieu of a PCCD to cure is acceptable along with proof of delivery. Sufficient evidence was submitted via e-signed Shock Letter for delivery. DTI is within tolerance. Condition cleared. 05/09/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Per compliance, the information on the title commitment is the correct source document to utilize or may use sales price x 1.25% which would be $XXX.XX/month.  Condition remains.05/04/19: Schedule B, Part I Pg 227 states the estimate for XXXX without the current owner's exemptions, is $X,XXX.XX. The estimate is based on the purchase price of $XXX,XXX.XX and the current millage rate. Condition maintained.
												Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 2.40 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 749 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, the loan qualifies with 0x30 lates within the most recent 77 months reporting on the credit report.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301123168	df76be28-5b68-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's Unreimbursed Expenses (URE) is required to be documented. The loan file contains Lenders worksheet reflecting URE calculation based on XXXX and XXXX Schedule A. The loan file is missing XXXX and XXXX personal tax returns and/or transcripts supporting calculation. Copies of the Borrower's XXXX and XXXX personal tax returns and/or transcripts are required in order for loan to be classified as a Qualified Mortgage. Additional conditions may apply.		05/08/2019: Received XXXX & XXXX transcripts verifying unreimbursed business expenses. Recalculated DTI 42.12%. Condition cleared.	Reserves are higher than guideline minimum UW guidelines requires 0 months reserves, loan qualifies with 2.40 months reserves. FICO is higher than guideline minimum UW guidelines requires FICO of 680, loan qualifies with FICO of 749 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months, the loan qualifies with 0x30 lates within the most recent 77 months reporting on the credit report.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205868	63fa241a-559f-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Missing documentation supporting the additional $XX,XXX EMD as reflected on the final CD, required to support sufficient funds to close. Additional conditions may apply	07/19/2019: Attached please find XXXXX #XXXX X/X thru X/X XXXXX statement with evidence of $XX,XXX wire on X/X/XX. This was sent with the loan. Please rescind.	07/29/2019: Lender provided LOE for LG deposits. Exception cleared. 07/22/2019: Audit reviewed Lenders response, however, please provide evidence of large deposits for xXXXX $X,XXX on XX/XX/XXXX and $X,XXXX.XX on XX/XX. Exception remains.	FICO is higher than guideline minimum 699 fico > than the 680 guideline minimum DTI is lower than guideline maximum 29.17 dti is > the 50 guideline max				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205868	5db0f9ec-25a3-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.	07/19/2019: Borrower is a college Graduate- Transcripts were provided with the loan file. Borrower employment verifications for both W2 income and the Business are were provided along with CPA letter. 2018 extensions for both personal and business provided and CPA letter mentions these were not yet filed. There is also a letter of explanation for the gap in employment between graduation from dental school and the first day of employment. There are no prior tax returns as borrower was a full time student before 2018. Please Clear.	07/22/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum 699 fico > than the 680 guideline minimum DTI is lower than guideline maximum 29.17 dti is > the 50 guideline max				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301205868	0a6599e0-25a3-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.	07/19/2019: Borrower is a college Graduate- Transcripts were provided with the loan file. Borrower employment verifications for both W2 income and the Business are were provided along with CPA letter. XXXX extensions for both personal and business provided and CPA letter mentions these were not yet filed. There is also a letter of explanation for the gap in employment between graduation from dental school and the first day of employment. There are no prior tax returns as borrower was a full time student before XXXX. Please Clear.	07/22/2019: Audit reviewed Lenders response. Exception rescinded.	FICO is higher than guideline minimum 699 fico > than the 680 guideline minimum DTI is lower than guideline maximum 29.17 dti is > the 50 guideline max				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301138916	0cde2945-3b61-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Alt A or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Additional conditions may apply.		05/31/2019: Received executed final settlement statement verifying liens paid and netting sufficient cash to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 8.37 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.94% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301200701	00e9883c-ed9d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/15/2019: Audit reviewed lender response, Lender provided verification of the name and title of lender's employee who obtain the employment verification. Condition cleared.	Years Self Employed Borrower has been self employed 10.08 years. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 21.80 months reserves. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 82.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301200701	e2622cda-eb9d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 4.1.	07/08/2019: AVM posted to Trailing docs X/X	07/09/2019 –The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Years Self Employed Borrower has been self employed 10.08 years. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 21.80 months reserves. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 82.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203527	5aef814d-99a2-e911-bdd2-f4e9d4a75ba2	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX,XXX.XX less cash to close $XX,XXXX.XX and unverified earnest money deposit of $XX,XXX.XX for total required funds of $XX,XXX.XX results in $XX,XXX.XX shortage of funds to close.		07/2/2019: Audit reviewed Lenders rebuttal, Lender advised stocks can be used at 100% and that the lender reduced the stock amount by the EMD funds. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 Years on Job Borrower has 15.17 years on job Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $8,812.10 in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301150512	dca29acd-9e76-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower.	06/13/2019: Please see the attached that verifies from our system that this loan was verified on X/XX/XX. The team member from UWM just didn't upload it. When they reprinted it, it printed the date of the print. The VVOE was completed X/XX/XX. 05/28/2019: Attached please find the VVOE.
06/13/2019: Audit reviewed the Lender Rebuttal, as well as VOE print screen, and has determined that sufficient evidence was submitted to verify employment within 30 days of consummation to meet QM requirements. Condition cleared.  05/28/2019: Audit reviewed the Lender Rebuttal, and has determined that the VOE was provided POST closing and paystubs >30 days from consummation. Lender/FNMA guidelines are able to be acknowledged by client, HOWEVER no exceptions can be make for Appendix Q requirements. Appendix Q requires that verification for 2 year employment history is required to verify the borrower has no gaps > 30 days. The VOE was required to be obtained PRIOR to consummation for 30 day gap verification, loan fails QM.  QM does not allow post-closing reconciliation. Condition remains.
												DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 38.29% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301150512	d2f136ce-9d76-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final executed CD/Settlement Stmt from departing residence on the final application evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.	06/13/2019: See attached	06/13/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 38.29% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758 Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301198010	badafbf5-5997-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 2.8.		06/28/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177356	aad41874-b996-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 4.5.		06/28/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172458	e19ac1dd-197e-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Two years Signed business returns not provided.	06/10/2019: Attached please find XXXX and XXXX Signed Personal and Business Returns. Please rescind	06/12/2019: Lender provided signed personal and business tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO os 771 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.9 months reserves Years in Field Borrower has 8 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172458	3da9e279-177e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 3.6.		05/29/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO os 771 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.9 months reserves Years in Field Borrower has 8 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159194	316cf6ee-b887-e911-bdd2-f4e9d4a75ba2	2664		QM/Non-HPML		Credit		Missing Purchase contract addendum	Missing purchase contract addendum reflecting Seller Credit of $X,XXX.XX as reflected on Final CD.	6/11/19 CM: Please rescind as this is not a seller concession and an addendum is not needed. The $X,XXX appearing on the CD is for the Owner's Title Policy. Documentation attached shows that this amount is just being paid by the Seller and an addendum to the purchase agreement is not needed for this.	06/13/2019: Audit reviewed Lender’s rebuttal and sales contract. Seller is to provide owner’s policy. Credit of $XXXX is the cost of the policy. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 792 Full Documentation The loan is full documentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301180156	4e97042f-4881-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Attorney fee in section H of the final Closing Disclosure is missing the name of the service provider. Provided corrected CD and LOE to the borrower.		06/05/2019: Post consummation CD reflects Section H fee paid to borrower not service provider. Condition remains non-material per SFIG guidance, loan will be graded a B for all agencies.05/28/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.78%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 50.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 787.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301180156	671e86a2-a18a-4911-8fa6-1a59a29cd31d	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		05/26/2019: Post closing CD dated X/XX/XXXX reflects contact state license ID. The loan ill be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.78%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 50.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 787.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301180156	452fc641-e57f-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Missing documentation of the source of the information obtained and the name and title of the lender's employee who obtained the information for borrower.
											05/31/2019: Lender provided evidence of contact, title and date of who obtained VOB. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.78%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 50.90 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualifies with FICO of 787.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155642	4758616a-6472-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 3.		05/10/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160306	87c94692-1783-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date and Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.		06/06/2019: Document provided is the same as the document in the original loan file. The Hazard Insurance effective date is after the Note date and Disbursement date. Condition cleared. Loan will be rated a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.20 mnths reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.53% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172337	b6ea2a74-fba3-e911-bdd2-f4e9d4a75ba2	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title Fees are reflected in section C of the final Closing Disclosure. The borrower DID NOT SHOP for their own Title Fees and did use the provider on the WLSP. All Title Fees should be listed in section B of the CD. No Cure.		7.11.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172337	aebe81af-faa3-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Borrowers Real Estate Broker and Sellers Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.		7.11.19: Post Closing CD provided correcting Contact Information. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301159345	46f428c6-c57c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   A CPA letter was provided, however it did not reflects the length of SE for the Borrower's Schedule C business or Business C on Schedule E Part II of XXXX tax returns.  Furthermore, The item required in the second bullet point was not provided for either business.
										06/13/2019: Attached please find the source of information for VOB with employee name and title. Also attached is the CPA letter included in the loan file. The CPA letter includes the Sch. C business XXXXX XXXXXXXXXX see highlighted section. Length of time self-employed can be found on the Business returns for date business incorporated. We have 2 years Personal returns and transcripts to verify 2 year history of Sch. C income. Please rescind. Thank You.	06/13/2019: Audit reviewed evidence for VOE document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 777 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months reviewed, loan qualifies with 0x30 lates within the most recent 99 months reviewed on the credit report. Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 5.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159345	e4f7dbcd-027c-e911-bdd2-f4e9d4a75ba2	1702		QM/Non-HPML		Credit		Missing 4506-T	Lender guidelines require an executed 4506-T at application and/or closing. Executed 4506-T at application/closing not provided for borrowers' 4506 -T missing for business A on Schedule E Part II of XXXX tax returns.	06/13/2019: 4506 T not required on this business as we are using negative income . Please rescind. Thank You	06/13/2019: Audit reviewed the Lender Rebuttal, and has determined that a 4506T is not required for businesses where negative income is used. Condition rescinded.	FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 777 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months reviewed, loan qualifies with 0x30 lates within the most recent 99 months reviewed on the credit report. Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 5.80 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301159345	eb3336db-027c-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Missing Final CD/Settlement Statement from sale of Departure residence verifying liens paid and netting sufficient cash to close. Provide the signed and dated final Closing Disclosure. Additional conditions may apply.	05/28/2019: See attached	05/28/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Total Assets are $XXX,XXX.XX minus $X,XXX (EMD) minus $XX,XXX.XX (Cash to Close) equals $X,XXX.XX remaining. Condition cleared.	FICO is higher than guideline minimum UW guidelines require FICO of 700, loan qualifies with FICO of 777 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 24 months reviewed, loan qualifies with 0x30 lates within the most recent 99 months reviewed on the credit report. Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 5.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155437	b6407941-a778-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for property #1 on the final application not provided. Additional conditions may apply.	6/7/19 CM: Please rescind and see attached. Documentation was provided with the submission showing that the property is free and clear. When an REO is free and clear, a signed and dated LOX from the borrower is acceptable to document that the property does not have any homeowner's insurance.	06/11/2019: Lender provided property detail report reflecting no liens and LOX from borrower there is no insurance on property. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 708 Years on Job Borrower has 6 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173135	494390cc-c89e-4fff-9841-2cefaa434d7e	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	05/30/2019: please see attached	05/30/2019: Audit reviewed executed Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 700, loan qualified with FICO of 800. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves. Years in Field Borrower has 10 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173135	5e84e167-0d7c-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Missing Lender's calculations for subject property taxes in the amount of $XXX.XX/month. Lender calculation is not based on 1.25% of sales price or taxes reflected on title.	5/30/2019: Please see the attached. Taxes are being calculated: $XXX,XXX (purchase price) x 1.063389 (millage rate) / 100 = $XXXX.XX + $XXXX.XX (total fixed taxes in right column)	06/13/2019: Audit reviewed lender response, Lender advised that the calculation is $XXXXXX x 1.063389% = XXXX.XX + XX.XX+XXXX.XX+XXX+XXX.XX+XX.XX+XX = XXXX.XX or XXX.XX monthly. Condition cleared. 06/03/2019: Per Lender, calculation is millage X sales price + fixed assessments. $XXX,XXX X 1.063389% = $XXXX.XX + $XX.XX + $XXXX.XX ($XXX.XX semi-annual) + $XX = $XXXX.XX/XX = $XXX.XX. Condition remains.	FICO is higher than guideline minimum UW Guides require a FICO score 700, loan qualified with FICO of 800. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves. Years in Field Borrower has 10 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173135	2b5c7150-0e7c-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply. The Settlement Statement provided in the loan file is an estimate and not signed.		05/24/2019: Received certified closing disclosure evidencing sale of home, lien paid and netting sufficient cash to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 700, loan qualified with FICO of 800. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves. Years in Field Borrower has 10 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205425	2dd45f4f-9ffd-4f92-8ee1-d899de0df44d	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		06/20/2019: Received signed initial closing disclosure. Timing requirement met. Condition cleared.	Years Self Employed Borrower has 12 years Self Employed Reserves are higher than guideline minimum Guides require 0 months’ reserves, loan qualified with 17.30 months’ reserves DTI is lower than guideline maximum Guides maximum DTI of 43%, loan qualified with DTI of 32.69%				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301205425	21adf1a6-1d2f-4b5d-95c8-816d3d397620	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow disclosure is not signed.		06/20/2019: Received signed/dated initial escrow disclosure. Condition cleared.06/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has 12 years Self Employed Reserves are higher than guideline minimum Guides require 0 months’ reserves, loan qualified with 17.30 months’ reserves DTI is lower than guideline maximum Guides maximum DTI of 43%, loan qualified with DTI of 32.69%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205425	0e89ec67-a18c-e911-bdd2-f4e9d4a75ba2	1641		QM/Non-HPML		Credit		Failure to Verify Employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided		06/20/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	Years Self Employed Borrower has 12 years Self Employed Reserves are higher than guideline minimum Guides require 0 months’ reserves, loan qualified with 17.30 months’ reserves DTI is lower than guideline maximum Guides maximum DTI of 43%, loan qualified with DTI of 32.69%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301155618	403ab6ac-e187-4c2c-9cde-7d327a7c498a	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final closing disclosure contact information section is incomplete. The Settlement agents license ID is missing. Provided corrected CD and LOE to the borrower.	06/12/2019: Please see attachment	06/12/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 6/6/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years in Field Borrower has 10 years in Field Full Documentation The loan was underwritten to full docuemntation				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301155618	17b1a3d8-3c89-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not provided. The loan file contains 2 policies with one effective date of XX/XX/XXXX and the other effective of XX/XX/XXXX. Provide evidence of the active policy. Additional conditions may apply.	06/12/2019: Please rescind this condition because both policies that was uploaded has the correct property address and the correct dates of XX-XX-XX to XX-XX-XXXX. Please review the policies again. Thank you	06/12/2019: Audit reviewed the Lender Rebuttal, as well as HOI documents, and has determined that both policies are identical except for the dates. Sufficient evidence to verify coverage at closing was provided. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years in Field Borrower has 10 years in Field Full Documentation The loan was underwritten to full docuemntation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301155618	ceb8b402-9888-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA report. CU risk score 5.	06/12/2019: AVM	06/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 733 Years in Field Borrower has 10 years in Field Full Documentation The loan was underwritten to full docuemntation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180323	299fffc2-ba78-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.4.		05/30/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158543	8617ba6f-9f83-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/05/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 85.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 685 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158543	44469fac-a883-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Estimated copy in file.		06/05/2019: Received certified settlement evidencing sale of departing residence, lien paid and netting sufficient cash to close. Condition cleared.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 85.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 685 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.30 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175660	4deb3ec2-3a74-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Appraisal and Flood Cert credit reflected in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the Borrower.		05/15/2019: Lender provided post close CD reflecting the appraisal and flood cert credits correctly listed under Section B. This was corrected post close. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.05/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301227963	caac01ee-c743-4517-8bb3-06842a365db4	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	07/30/2019: pls see attached signed escrow disclosure, pls clear07/26/2019: pls see attached, pls clear	07/30/2019: Audit reviewed Initial Escrow Account Disclosure, and has determined that documentation submitted is deemed acceptable. Condition cleared. 07/26/2019: Audit reviewed documentation and has determined that per RESPA requirements, the Initial Escrow Account Disclosure Statement is to be provided to the borrower within 45 day of closing. In order to verify the RESPA 45 day requirement, the date needs to be reflected on said document. Condition remains.07/09/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.69% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714 Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227963	c7af544d-5fa2-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation
Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing any Asset Documentation in the Borrower’s name. There is sufficient asset documentation in the loan file from the Co-Borrower, however, the AUS indicates that the funds were in the Borrower’s name only. There is no letter from the Co-Borrower in the loan file allowing the use of duns from the Co-Borrower’s accounts.
										07/24/2019: Please rescind as the funds belonging to the borrowers are verified for closing. Funds for closing are coming from XXXXX XXXX, which belongs to co-borr. Since CB is on the loan, additional documentation is not needed or required by the guidelines and funds can be used for closing. Who the account belongs to in AUS does not matter - the assets are verified and belong to the borrowers on the loan. Changing the owner of the account does not have any impact on documentation needed or verified funds. Both Borr and Co-borr are borrowers on the loan. Please rescind.	07/24/2019: Audit concurs with the Lender Rebuttal, and has determined that sufficient assets were provided, within the original loan file, that were in the name of the Co-borrower. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.69% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714 Years in Field Borrower has 20 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227963	df6f3464-5fa2-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing Tax Returns for the XXXX and XXXX for the Borrower.	07/24/2019: Please rescind.	07/24/2019: Audit re-analyzed all income/employment for both borrowers, and has determined that the AUS requirements were met with regards to income and employment verification. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.69% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 714 Years in Field Borrower has 20 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301195526	10788b02-9a88-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	: • The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/11/19 CM: Please see attached.	06/13/2019: Lender provided VOE for borrowers business and employee name and title that obtained the verification. Exception cleared.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 790 Reserves are higher than guideline minimum Lender guidelines do not require reserves, loan qualified with 7.9 months reserves. Years Self Employed Borrower self employed 17.33 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301195526	05fc07cb-4f88-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns for XXXX not provided for the borrower.	7/17 CM: Please see attached.	07/18/2019: Lender provided signed page 1 for XXXX and XXXX business tax returns. Condition cleared.	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 790 Reserves are higher than guideline minimum Lender guidelines do not require reserves, loan qualified with 7.9 months reserves. Years Self Employed Borrower self employed 17.33 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301195526	bdbb80d1-4f88-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.		07/18/2019: Lender provided the signed page 2 for XXXX and XXXX and the signed page 1 for XXXX for the personal tax returns. Condition cleared	FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 790 Reserves are higher than guideline minimum Lender guidelines do not require reserves, loan qualified with 7.9 months reserves. Years Self Employed Borrower self employed 17.33 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197119	250e9cc2-cd87-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/20/2019: Please see attached.	06/20/2019: Audit reviewed evidence for VOE document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680, loan qualified with FICO of 687. Years Self Employed Borrower has 18.42 years Self-Employed. Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197119	6d66666b-0687-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Client Overlay Exception, Client to Review. Need proof of 100% ownership of company in order to use business assets for down payment. Borrower is only 50% owner of business account in file. Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing $XXX,XXX.XX ($XX,XXX.XX cash to close + $X,XXX EMD + $XX,XXX AMEX).	06/20/2019: Please rescind and see attached document which was provided in the original submission. The bank confirms that the borrower is an account owner and has full access to the funds. Guidelines state that the borrower doesn't have to be 100% owner and must only be an account holder, which the letter from the bank verifies. Assets can be used and loan is not short funds to close. Being a 100% owner is also a Jumbo guideline and this is a Nationwide High Balance loan. Please rescind.	06/20/2019: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and has determined that full access and signer verification letter from bank was provided and ownership percentage is allowed per Lender Guidelines. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680, loan qualified with FICO of 687. Years Self Employed Borrower has 18.42 years Self-Employed. Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197119	8893b283-0687-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lender's calculations for subject property taxes in the amount of $X,XXX.XX. Lender calculation is not based on 1.25% of sales price or taxes reflected on title.	06/20/2019: Please rescind and see attached. The tax amount of $X,XXXX.XX/month ($XX,XXX.XX/year) appears on the tax bill and is the discounted amount. This amount can be used as the property taxes and to qualify.	06/24/2019: Audit reviewed the Lender Rebuttal for explanation of tax calculations, and has determined that the lender use of the early payment amount is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680, loan qualified with FICO of 687. Years Self Employed Borrower has 18.42 years Self-Employed. Disposable Income is higher than guideline minimum UW Guides require $X.XX in disposable income, loan qualified with $XX,XXX.XX in disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173150	9f4215aa-698d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.4.		06/19/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172363	28413fa5-ce77-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. Meet lender's guidelines. Missing 2-year documented history and a gap letter if applicable for the Co-Borrower.  The VVOE in file reflects the borrower was on maternity leave, however it does not give the exact dates.  Additional conditions may apply.
										06/25/2019: Please see attached. Borrower was previously with the same employer prior to her maternity leave, completing the 2 year employment history. LOX from employer verifies the gap in employment.	06/25/2019: Audit reviewed Letter of Explanation from co-borrower's current employer, and has determined that evidence was submitted to verify gap in employment due to maternity leave. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.66% Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160332	09fedb65-ab7c-e911-bdd2-f4e9d4a75ba2	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure is missing the Loan Estimate information in the Calculating the cash to close table. Provide re-disclosed CD and letter of explanation.	05/28/2019: Please see attachments	5/22/2019: A Post Closing CD provided in the loan file reflects the cash to close. Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 116.80 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 697 No Mortgage Lates UW guidelines requires 0x30 lates within the most recetn 24 months reviewed, loan qualifies with 0x30 lates within the most recent 99 months reviewed on the credit report.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301160332	67295e4f-337c-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C Business and Schedule F business on the borrower's XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	06/19/2019: Please rescind this condition. The borrower does not have a Schedule C or F and the Co-borrowers Schedule C and F is for XXXXX XXXXXXX who is not on the loan.6/3/19 Please rescind this as our guidelines state: Profit & Loss Statements The borrower must provide a current/year-to-date Profit and Loss statement (P&L) for all businesses reporting on the 1040s, even when not using income from those businesses to qualify. The Profit and Loss must be dated within 60 days of submission to Underwriting within the same calendar year. We have XXXX Tax Returns.
06/19/2019: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and has determined that the borrower does NOT have XXXX Schedule C or F income. Co-borrower's XXXX Schedule C and F belong to spouse who is NOT on subject loan. LOX located on page 171 indicates that co-borrower has no ownership in Schedule C business. Condition rescinded. 06/05/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Per Client overlay:  Profit & Loss and Balance Sheet are required for all self-employed borrowers (including schedule C) regardless if income is being used to qualify (for app dates on or after XX/XX/XXXX).  Condition remains.
												Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 116.80 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 697 No Mortgage Lates UW guidelines requires 0x30 lates within the most recetn 24 months reviewed, loan qualifies with 0x30 lates within the most recent 99 months reviewed on the credit report.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301160332	79614f45-347c-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing verification of true auto payment for Co Borrower with actual verification of interest charged and term for monthly payment.	6/21/19 Please rescind this condition. The balance was due in full for XXXXXXXXX XXXX on X/XX/XX and they have sufficient documentation to pay that in full in the XX XXXXX XXXXXXX XXX Business assets that XXXXX is an authorized signer and 52% owner of . The underwriter used a conservation approach in using a payment also.	06/24/2019: Lender provided verification account was a 30 day account and balance was deducted from assets. Exception cleared.	Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 116.80 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 697 No Mortgage Lates UW guidelines requires 0x30 lates within the most recetn 24 months reviewed, loan qualifies with 0x30 lates within the most recent 99 months reviewed on the credit report.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160332	cdd2c0f9-a97c-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for the co borrower	06/19/2019: See attached signed and dated business tax returns.	06/19/2019: Audit reviewed XXXX/XXXX executed pages of the 1120 and 1120S Business Returns for co-borrower, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 116.80 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 697 No Mortgage Lates UW guidelines requires 0x30 lates within the most recetn 24 months reviewed, loan qualifies with 0x30 lates within the most recent 99 months reviewed on the credit report.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160332	5c63a30c-aa7c-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided for the co-borrower	06/19/2019: See attached signed and dated personal tax returns.	06/19/2019: Audit reviewed XXXX/XXXX executed pages of the 1040 Tax Returns for co-borrower, and has determined that the documentation was obtained PRIOR to/at consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.	Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 116.80 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 697 No Mortgage Lates UW guidelines requires 0x30 lates within the most recetn 24 months reviewed, loan qualifies with 0x30 lates within the most recent 99 months reviewed on the credit report.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160332	c103155f-337c-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business and Schedule F business on the borrower's XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	06/19/2019: Please rescind this condition. The borrower does not have a Schedule C or F and the Co-borrowers Schedule C and F is for XXXXX XXXXXXX who is not on the loan.6/3/19 Please rescind this as our guidelines state: Profit & Loss Statements The borrower must provide a current/year-to-date Profit and Loss statement (P&L) for all businesses reporting on the 1040s, even when not using income from those businesses to qualify. The Profit and Loss must be dated within 60 days of submission to Underwriting within the same calendar year. We have XXXX Tax Returns.
06/19/2019: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and has determined that the borrower does NOT have XXXX Schedule C or F income. Co-borrower's XXXX Schedule C and F belong to spouse who is NOT on subject loan. LOX located on page 171 indicates that co-borrower has no ownership in Schedule C business. Condition rescinded. 06/05/2019:  Audit reviewed Lender’s rebuttal and disagrees.  Per Client overlay:  Profit & Loss and Balance Sheet are required for all self-employed borrowers (including schedule C) regardless if income is being used to qualify (for app dates on or after XX/XX/XXXX).  Condition remains.
												Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualfies with 116.80 months reserves FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 697 No Mortgage Lates UW guidelines requires 0x30 lates within the most recetn 24 months reviewed, loan qualifies with 0x30 lates within the most recent 99 months reviewed on the credit report.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301191341	babdd596-3f7e-e911-bdd2-f4e9d4a75ba2	912		QM/Non-HPML		Credit		Missing credit report	Missing updated credit report dated XX/XX/XXXX and expiring XX/XX/XXXX that was used per DU items #6 & #30.		05/31/2019: Lender provided updated credit report dated XX/XX/XXXX. Condition cleared.	Years in Field Borrower has 30 years in Field Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 715				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191341	82c1dd78-3f7e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		05/30/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Years in Field Borrower has 30 years in Field Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 715				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301198008	20f91fac-2a86-e911-bdd2-f4e9d4a75ba2	2174		QM/Non-HPML		Compliance		Missing Rate Lock Agreement	Missing evidence of original lock date. Compliance testing will need to be reviewed once received.		006/03/2019: Finding Deemed Non Material and will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301202162	eacec41a-d998-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	: • The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/01/2019: See attached supporting VOB docs	07/01/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202162	f0a5834b-3098-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU risk score of 4.7.		07/01/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.86% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 762 Years in Field Borrower has 11 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177401	16d413b2-3e8c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 2.7.	06/12/19: AVM	06/13/19: Lender provided AVE with valuation within the tolerance range, exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177393	0042c132-1a80-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was/were paid off and Borrower netted sufficient cash to close and/or reserves. Estimated Settlement Statement in file. Additional conditions may apply.	06/11/2019: See attached	06/11/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.60 months reserves Years in Field Borrower has 13 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177393	6fa6f6e3-1780-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.1.		05/29/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.60 months reserves Years in Field Borrower has 13 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172594	45777d81-9984-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The [Guidelines/AUS] reflects a maximum allowable DTI of 43.00%. Due to the improper calculation debts the actual DTI is 44.69%. The lender used the monthly payment of $X,XXX and the documentation in file reflects a monthly payment of $X,XXX.XX. Provide proof of the lower payment. Additional conditions may apply. The loan does not meet criteria for a Qualified Mortgage.	06/19/2019: Please see attached and clear. The monthly debt has been updated to $X,XXX.XX/month. The XXXXX #XXXX has been excluded as it is an authorized user account and not the borrower's debt. The DTI is below the maximum allowable at 42.95% and the updated AUS findings are attached.	06/19/2019: Audit reviewed the Lender Rebuttal, as well as re-analyzed the credit report, and has determined that the lender is not required to review an authorized user tradeline. An updated AUS was submitted omitting said tradeline and is deemed acceptable. DTI is 42.95%. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves Disposable Income is higher than guideline minimum Disposable income is Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves Disposable Income is higher than guideline minimum Disposable income is $XXXX.XX				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301172594	cf70828a-9984-e911-bdd2-f4e9d4a75ba2	992		QM/Non-HPML		Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to DU if the data changes from the time the AUS was last run. The most recent AUS in file reflects a loan amount of $XXX,XXX.XX versus the correct loan amount of $XXX,XXX.XX	06/19/2019: Please see the attached AUS with the updated loan amount.	06/19/2019: Audit reviewed the revised AUS, and has determined that the loan amount and authorized user account were updated accordingly. Documentation submitted was deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves Disposable Income is higher than guideline minimum Disposable income is Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves Disposable Income is higher than guideline minimum Disposable income is $XXXX.XX				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301172594	73682099-9984-e911-bdd2-f4e9d4a75ba2	1375		QM/Non-HPML		Credit		Missing 1008 or Underwriter Approval	The Final 1008 with the correct loan amount is missing from the loan file.	06/17/2019: pls see attached pls clear	06/17/2019: Audit reviewed final 1008, and has determined that documentation submitted is deemed acceptable. Condition cleared. 06/13/2019: Audit reviewed lender response, Lender provided AUS, however a Final 1008/loan approval with the correct loan amount in required. Condition Maintained.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves Disposable Income is higher than guideline minimum Disposable income is Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves Disposable Income is higher than guideline minimum Disposable income is $XXXX.XX				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172594	a843713d-cb86-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence the prior 2nd mortgage on the borrower's previous primary residence is paid in full is missing from the loan file. Additional conditions may apply.	06/19/2019: Please see attached and rescind, as the documentation was provided in the original submission. The April statement for XXXXXX XXX shows that the prior 2nd mortgaged was refinanced into the new loan (documented with the note) and the prior mortgage was paid off.	06/19/2019: Audit reviewed the Lender Rebuttal, as well as re-analyzed the loan file, and has determined that verification of paid 2nd mortgage was located on page 208 and the new terms were located on page 61 within the original loan file. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves Disposable Income is higher than guideline minimum Disposable income is Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves Disposable Income is higher than guideline minimum Disposable income is $XXXX.XX				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301211131	b3d0b483-d5b2-4f87-8fd6-c172e78baa1f	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Borrowers Real Estate Broker and the Sellers Real Estate broker is missing. The Lender provided a re-disclosed CD and letter of explanation.		07/17/2019: Audit reviewed Lender response, The state/contact St license ID of the Real estate Brokers were updated on the post closing CD and a letter of explanation provided. Condition downgraded and Non-material per SFIG guidance, loan will be graded a B for all agencies07/08/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205847	d8dc6041-be91-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		06/25/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177444	638b5d6d-d584-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing Disclosure. Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX, however there is no copy of this CD in the file.		07/30/2019: Audit reviewed Lender response, Lender advised that COC on X/XX/XX did not require a re-disclosure of LE/CD, verified that the COC was for increased appraisal value, no other changes. Condition cleared.06/05/2019: Received initial CD dated X/XX, timing requirement met. However, pages 378 & 507 reflect a change in circumstance on X/XX. Initial CD is > 3 days from change. Please provide LE/CD within 3 days. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172457	a4166050-5685-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure - Missing document not provided. Disclosure History in file reflects initial Closing Disclosure provided and e-signed 3 days prior to the consummation date.	06/11/2019: Please see attachment	06/11/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172593	60fd842b-5186-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	An Appraisal fee was not reflected in Section B of the Final Closing Disclosure despite evidence in the file. The Appraisal fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Post closing CD provided with Fee as $X.		06/07/2019: Post consummation CD provided in original file reflecting no appraisal fee charged to borrower. Condition cleared. Loan will be rated a B for all agencies.6/3/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum Loan qualified with a 35.37 % DTI Full Documentation full documentation loan FICO is higher than guideline minimum Loan Qualified with a 748 Fico				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172593	9eb6997f-cb86-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/07/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	DTI is lower than guideline maximum Loan qualified with a 35.37 % DTI Full Documentation full documentation loan FICO is higher than guideline minimum Loan Qualified with a 748 Fico				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172593	fff3a2e0-5286-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The loan file is missing 2 months statements for each account only 1 month provided.	6/5/19 CM: Please see attached. A second month statement for each account is being provided.	06/07/2019: Received additional statement for each account. Condition cleared.	DTI is lower than guideline maximum Loan qualified with a 35.37 % DTI Full Documentation full documentation loan FICO is higher than guideline minimum Loan Qualified with a 748 Fico				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172490	ed6715bd-21e5-4f85-8147-77c026b52be7	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	06/10/2019: please see attached	06/10/2019: Audit reviewed executed Initial Escrow Account Disclosure Statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 06/03/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 8.20 mnths reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172490	4ca6690a-8e87-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/10/2019: Please see attached.	06/10/2019: Audit reviewed evidence for VOE document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 8.20 mnths reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722 Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172584	7b223382-279d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing Appraisal Review - CU is 3		07/09/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the AUS and Submission Summary Report were located on pages 360 and 250 with a Risk Score of 2.3 reflected on both, therefore no Appraisal review is required for subject loan program. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 745 Years in Field Borrower has 6 years in Field No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301180148	d828d71a-2489-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	06/10/2019: please see attached, pls clear	06/12/2019: Lender provided Sellers CD. Exception cleared.	Years Self Employed Borrower has 2.5 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172627	a53fbf37-de71-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective date on or prior to the disbursement date was not provided.	05/13/2019: Please see attachment	05/13/2019: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before/on the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW guidelines require FICO of 680, loan qualifies with FICO of 698 Years in Field Borrower has 15 years in Field General Comp Factor 1 UW Guides require $0 in disposable income, loan qualified with $6,128.57 in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301172623	d0980f8f-1e7f-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.
6/12/19 CM: Please see attached appraisal with the matching APN.6/4/19 CM: Please rescind as the APN and legal description matches on all documents. (I've attached a document with each to compare next to each other). The appraisal is only missing the first 2 digits of the APN, and has the correct lot number and subdivision in the legal description. Per Nationwide guidelines, further documentation is only needed to ensure that the true parcel ID/APN is being used and not the tax ID or other property identifier. In this case, the information matches on all documents and we know that the correct property is being referenced on each.
											06/13/19: Lender provided corrected appraisal with APN that matches the title and mortgage, exception cleared.06/05/2019: Audit reviewed Lender’s rebuttal, mortgage, title and appraisal. APN # on the appraisal does not match the APN# on mortgage and title. Client requires numbers to match. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.70 months reserves FICO is higher than guideline minimum Borrower qualified with a high FICO score of 727 Years in Field Borrower has 3 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301172623	4a72e0ab-277f-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.3.		05/30/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.70 months reserves FICO is higher than guideline minimum Borrower qualified with a high FICO score of 727 Years in Field Borrower has 3 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177339	379395d1-c192-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Closing Disclosure from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	06/26/2019: Net proceeds are not being used from the sale of XXXXX X XXXXXXXX. A Final CD would not be required per FNMA B3-6-06. Please see the attached Purchase Agreement and loan approval from XXXXXXX XXXXX confirming there are no financing contingencies. This documentation was sent with the initial loan delivery docs. Please rescind this condition.	06/26/2019: Audit reviewed the Lender Rebuttal, and has determined that FNMA requirements were met. XXXX will not require the current principal residence's PITIA to be used in qualifying the borrower as long as the following documentation is provided: • the executed sales contract for the current residence, and • confirmation that any financing contingencies have been cleared. Sufficient evidence was located on pages 54-57 within the original loan file to verify requirements were met. Condition rescinded.	FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 779. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 27.34%. Reserves are higher than guideline minimum UW guides require 0 months reserves, loan qualified with 3.30 months reserves.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301177117	1870fece-f1e2-4b96-8df9-b7c3646b0d93	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		06/12/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301177117	c8a12d19-228d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 3.8.		06/18/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197895	f7b75d00-44a7-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final loan application (1003) is incomplete. Missing Yrs employed in this line of work/profession.	07/25/2019: Please rescind this. He’s been on his current job 7 years. It's immaterial.	07/25/2019: Missing information sourced from other file documents. Loan will be graded a B.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.38 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 92.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197895	861fd4cd-2aa7-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.4.		07/16/2019: A CDA was provided with a value of $XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Condition cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.38 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 92.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204474	1ec72034-109c-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed	07/10/2019: pls see attached, pls clear	07/15/2019: Lender provided Seller CD. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.9 months reserves Full Documentation full documentation loan FICO is higher than guideline minimum loan qualified with 764 fico				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204474	933c5c68-e8b3-4fcc-bd01-86ff3585700e	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Borrowers Real Estate Broker / Sellers Real Estate broker State License ID is missing on the final CD. No Cure.	07/10/2019: pls see attached, pls clear	07/15/2019: Lender provided LOE, proof of delivery and PCCD with borrower and seller real estate broker state ID updated. Exception remains downgraded.07/01/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.9 months reserves Full Documentation full documentation loan FICO is higher than guideline minimum loan qualified with 764 fico				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301204474	a2726de3-1b9c-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence of security deposit for departing residence as required by guidelines	07/05/2019: Please rescind as the documentation has already been provided with the original submission. The departing residence is XXX XXXXXXXX. An LOX verifying the $X,XXX security deposit and lease agreement for the property was provided on page 176. The lease agreement verifies that XXXXX XXXXXXXX is the tenant. Page 307 of the submission is the $X,XXX security deposit check from XXXXX XXXXXXXX, which is proof of the security deposit required.	07/05/2019: Audit re-analyzed the loan file, and has determined that evidence of the security deposit was located on page 307 within the original loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.9 months reserves Full Documentation full documentation loan FICO is higher than guideline minimum loan qualified with 764 fico				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301204474	fef6f011-b79b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. No CU risk score		07/04/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.9 months reserves Full Documentation full documentation loan FICO is higher than guideline minimum loan qualified with 764 fico				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180629	f7366ff2-b178-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	The credit report for the borrower as reflected on AUS (DU) was not provided. Additional conditions may apply.	6/7/19 CM: Please see attached credit report.	06/11/19: Lender provided Credit Report reflected on the AUS, exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 22.90 months reserves Years Self Employed Borrpwer self-employed for 8.67 years Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XX Years Self Employed Borrpwer self-employed for 8.67 years Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $3614.23 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192546	14b3eba4-ae9b-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Initial Closing Disclosure dated X/XX/XXXX per disclosure tracking log in file. Additional findings may apply.	07/08/2019: Please see attachment	07/10/2019: Lender provided Initial CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192546	625f6394-ae9b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing. CU Risk Score 3.1.		07/04/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177387	f060cbe4-9a7c-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX does not correspond with the appraisal report and preliminary title report. Provide third party evidence of tax calculation. Additional conditions may apply.	6/10/19 CM: Please rescind as property taxes are calculated correctly, and with the more conservative route. 1.25% of the purchase price is $XXXX.XX. Appraiser noted special assessments of $XXXX.XX/year. The Underwriter is being conservative and adding the special assessment (attached and included with the submission) to 1.25% of the purchase price, bringing the annual property taxes to $XXXX.XX.	06/12/2019: Lender provided verification of taxes for special assessment and tax calculation used by lender. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 30%, loan qualified with DTI of 29.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 730 Years on Job Borrower hasa 5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180627	5f70474a-b188-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	7/9/19 CM: Please see attached.	07/11/2019: Lender provided updated appraisal with correct APN#. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.30 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 28.82% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 790				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301180627	5055731c-b888-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	The effective date of the hazard policy is 05/20/2019, which is after the disbursement date.	06/10/2019: pls see attached policy dated 5/17 please clear	06/12/2019: Lender provided Hazard Insurance declaration page dated same day as funding. Exception cleared.06/09/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.30 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 28.82% FICO is higher than guideline minimum Borrower qualified with a high FICO score of 790				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192096	29d3f319-a083-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close. Closing statement in file is an estimate. Additional conditions may apply.	06/06/219: See attached	06/11/19: Lender provided executed final settlement statement for departing residence, exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $X in disposable income, loan qualified with $XXXX.XX in disposable income Years on Job Borrower has 11.5 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732 Years on Job Borrower has 11.5 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 732				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180768	1a27bae9-5989-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 4.8	06/10/2019: AVM	06/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 19.6 months reserves Years Self Employed Borrower has 9 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177439	4a8614a6-dc99-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower was not provided.	07/26/2019: please see attached	07/26/2019: Audit reviewed final executed 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.90 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualfiied with 789 FICO Years on Job Borrower has 14.08 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197185	8632e817-f29b-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The appraisal fee in section B of the Closing Disclosure dated XX/XX/XXXX is missing the lender paid portion of the fee. Provide corrected CD and letter of explanation to the Borrower. Post close CD provided		07/15/19: Lender provided the corrected CD and LOE to the borrower. Loan will be graded a B. 07/01/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 Years on Job Borrower 26.92 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197185	4034acd1-bd9c-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing documentation supporting the omission of the XXXXXX XXX account from the underwriting calculations are required by AUS		07/15/19: Lender provided the WVOE from employer confirming auto allowance of $XXX monthly since XXXX. XXXXXX payment is $XXX. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 Years on Job Borrower 26.92 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197185	d7ae67b4-f19b-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Missing Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.		07/15/19: Lender provided the signed settlement statement from departing residence evidencing liens paid and netting sufficient cash to close and or reserves. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 Years on Job Borrower 26.92 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197185	a0641c75-f19b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score 4		07/09/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791 Years on Job Borrower 26.92 years on job.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193881	d8b47878-9f17-42ae-b690-6df2d18bbda3	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The Real Estate Broker License ID is missing. Provide re-disclosed CD and letter of explanation.		6/28/2019 : A Post Closing CD in the loan file reflected the Real Estate Brokers license ID number. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301183198	d9bc7245-3a8d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/18/19 CM: Please see attached.	06/19/2019: Lender provided State search for business and employees name and title that obtained the information. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.02% Years in Field Borrower has 14 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177335	a2e311df-7f88-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require 2 months' investor portfolio statements. The loan file is missing 2 months statements for Account 2 on final 1003.
06/25/2019:  Please rescind and see XXXXXX XXX Selling Guide B3-4.4-02. Appendix Q and XXXXXXXXX guidelines do not differ. XXXXXX XXXXXX #XXXX is a non-depository account made up of stock/equitites and is NOT a liquid/depository account. Per the guidelines, only depository accounts require 2 months of asset statements. Please see attached. Since the account is not a depository account, one month of assets is sufficient.6/20/19 CM: Please rescind as XXXXXX XXXXXX #XXXX is a non-depository account and per the guidelines, only a one month statement is required for non-depository account. Account is comprised of stocks/equities and is not a cash account.
											06/25/2019: Audit reviewed the Lender Rebuttal, and has determined that FNMA only requires the most recent monthly or quarterly statement from the depository or investment firm. Condition rescinded. 06/21/2019: Audit reviewed Lenders response, however; please provide 2 months of asset statements for Account 2 on final 1003. Exception remains.	Years Self Employed Borrower has 18 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.39%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197076	31ef0eac-e222-41e7-8137-3f18221b0484	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Sellers Real Estate broker and Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	06/12/2019: pls see attached pls clear	06/12/2019: Lender provided PCCD and LOX. Non-material per SFIG guidance, loan will be graded a B for all agencies. 06/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301204473	6e773284-882f-4c9f-b004-df9c0ca0b806	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.	06/25/2019: please see attached	06/25/2019: Audit reviewed executed initial CD, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Years Self Employed Borrower has 2.75 years Self Employed Full Documentation The loan was underwritten to Full documentation				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301204473	6e923a8c-588d-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The initial CD was sent to the borrower on XX/XX/XXXX per the lender's tracking disclosure.	06/25/2019: please see attached	06/25/2019: Audit reviewed executed initial CD, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Years Self Employed Borrower has 2.75 years Self Employed Full Documentation The loan was underwritten to Full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204473	bcd3be44-fc90-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/20/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Years Self Employed Borrower has 2.75 years Self Employed Full Documentation The loan was underwritten to Full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204473	f0f80ff0-548d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU score of 3.		06/20/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Years Self Employed Borrower has 2.75 years Self Employed Full Documentation The loan was underwritten to Full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192094	8de91398-b280-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated and acknowledged XX/XX/XXXX per disclosure history is missing from the loan file. No Cure.		05/31/2019: Lender provided initial CD. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192094	f49e0b2e-f1c5-4814-b5b3-9c36b331abff	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		06/06/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301198007	40078259-0299-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/08/2019: Please see attached.	07/08/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.72% Years Self Employed Borrower has 4.08 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301198007	be895198-0299-e911-bdd2-f4e9d4a75ba2	910		QM/Non-HPML		Credit		Missing final application (1003)	Final application In file is incomplete, missing phone number associated with borrower's self-employment.	07/08/2019: Please see attached. A phone number for a self-employed business is not required.	07/08/2019: Audit reviewed the Lender Rebuttal, as well as 1003 submitted, and has determined that the phone number was provided on the Final 1003. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.72% Years Self Employed Borrower has 4.08 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178116	6c0565cf-ef87-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	6/13/2019: see attached affidavit and letter of intent, please clear the condition	06/14/2019: Received corrective affidavit and letter of intent to record. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.60 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 33.59% FICO is higher than guideline minimum Borrower qualified with a high FICO of 763				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301178116	3a9aa82d-f587-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.	06/10/19: AVM	06/12/19: Client provided an AVM with a value within 10%, exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.60 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 33.59% FICO is higher than guideline minimum Borrower qualified with a high FICO of 763				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227035	7b7d4247-08a4-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Sellers' Real Estate broker is missing. Provide re-disclosed CD and LOE to the borrower.		07/11/2019: A Post Close CD and LOE to the borrower for missing information. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301179531	4997a3c4-d6a4-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Broker Affiliated Business Disclosure.	07/23/2019: Please see attachment	07/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 07/12/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301178177	b88cf453-6da2-4f28-b380-4299f9d16b95	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		06/06/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.86%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301178177	4ba226c9-dd86-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing verification of $XX,XXX Department of Education student loan with $XXX/monthly payment as reflected on final application.	07/02/2019: Attached please find the student loan statement please clear.06/27/2019: Attached please find Student loan Billing Statement.	07/02/2019: Audit reviewed student loan payment invoice, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 06/27/2019: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.86%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228341	29d1b6ec-91a1-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Misc Fee 1 Lien Certificate in section H of the final Closing Disclosure is missing the name of the fee and service provider. Provide corrected CD and LOE to the borrower.	07/15/2019: Please see attachment	07/15/2019: Audit review of Post-Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.07/08/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.30 months reserves Years in Field Borrower has 15 years in Field No Mortgage Lates Credit report verifies >99 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301228341	0a20db92-88a1-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The lender's tracking disclosure shows the initial CD was sent and E Signed by the borrower on XX/XX/XXXX.	07/15/2019: Please see attachment	07/15/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.30 months reserves Years in Field Borrower has 15 years in Field No Mortgage Lates Credit report verifies >99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228341	2646edfd-88a1-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/15/2019: - See attached VOB approval.	07/15/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.30 months reserves Years in Field Borrower has 15 years in Field No Mortgage Lates Credit report verifies >99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228341	180fd483-91a1-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note and Disbursement date. Please provide evidence of insurance effective at consummation to cure.	07/15/2019: Please see attachment	07/15/2019: Audit reviewed updated HOI declaration page, and has determined that the effective date is same day as consummation date. Condition cleared. 07/08/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and coverage is sufficient.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.30 months reserves Years in Field Borrower has 15 years in Field No Mortgage Lates Credit report verifies >99 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301198006	93d7e90d-e989-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.		08/02/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 40.27% FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 734 Reserves are higher than guideline minimum Lender guidelines do not require reserves, loan qualified with 41.3 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301198006	6707d46c-e889-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. The settlement statement provided was not executed or certified by the settlement agent.		08/02/2019: Received executed final settlement statement verifying lien paid and netting sufficient cash to close. Condition cleared.	DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 40.27% FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 734 Reserves are higher than guideline minimum Lender guidelines do not require reserves, loan qualified with 41.3 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301198006	b2654912-aab7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by XX.		08/08/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #18 was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum Lender guidelines allow for a maximum DTI of 43%, loan qualified with a DTI of 40.27% FICO is higher than guideline minimum Lender guidelines allow for a minimum FICO of 680, loan qualified with a FICO of 734 Reserves are higher than guideline minimum Lender guidelines do not require reserves, loan qualified with 41.3 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191319	2d3d9fc9-91a1-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Missing income documentation: Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.	07/24/2019: Please rescind this. The attached verification of employment for XXXXXX and documentation that XXXX XXXXXXXXXX is the same as XXXXXX 7/13/19 Please clear this condition based on the attached letter of explanation and corrected 1003 showing no gap over 30 days.	07/24/2019: Audit reviewed Lender Rebuttal, as well as loan file, and has determined that loan program is subject to TQM NOT QM requirements. AUS requires VVOE for each borrower within 10 days of Note. Appendix Q requirements do NOT apply. Documentation submitted for employment is deemed acceptable. Condition cleared. 07/17/2019: Audit reviewed Lenders response, however; please provide Borrowers prior job #2 VOE with employment dates from Teem Technologies. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.30 months reserves Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191319	d223f514-95a1-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/09/2019: CDA posted to trailing docs XX/XX/XXXX	07/09/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.30 months reserves Years in Field Borrower has 10 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214610	a80bc9ef-3899-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/08/2019: Please see attached.	07/08/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.08%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.0 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214610	58a8a664-2799-e911-bdd2-f4e9d4a75ba2	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report for review. Additional conditions may apply.		07/02/2019: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.08%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.0 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203369	4365964b-f59b-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided	7/3/19 CM: Please see attached.	07/08/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	FICO is higher than guideline minimum Loan qualified with a 735 Fico Years in Field Borrower has 15 years in Field Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 62.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180351	c7b161c8-ae9d-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. No Cure. Missing the re-disclosed CD from the rate lock extension XX/XX/XXXX	07/14/2019: please see attached	07/16/2019: Lender provided CD dated XX/XX/XXXX for rate re-lock. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180351	1c7141ea-ae9d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 4.7	07/09/2019: CDA posted to Trailing docs	07/09/2019: A CDA was provided with a value of $XXX,XXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180129	cbb227b7-ba92-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty Fee in Section H of the Final Closing Disclosure does not reflect a payee. Provide re-disclosed CD and letter of explanation.		6/19/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Disposable Income is higher than guideline minimum Disposable income is $X,XXX.xx				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301180129	f014e83c-8f93-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XX,XXX.XX vs. the final CD reflects Estimated Cash to Close of $XX,XXX.XX. Provide corrected CD and LOE to the borrower.		6/19/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Disposable Income is higher than guideline minimum Disposable income is $X,XXX.xx				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301180129	f677b67d-bb92-e911-bdd2-f4e9d4a75ba2	827		QM/Non-HPML		Credit		Failure to Obtain Final 1003	All pages of the final application were not provided. Missing HMDA section.	06/25/2019: Please see attachment	06/25/2019: Audit reviewed complete copy of the 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Disposable Income is higher than guideline minimum Disposable income is $X,XXX.xx				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180129	1b834333-bc92-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 3.9.	06/21/2019: AVM	06/24/2019: The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 21 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 787 Disposable Income is higher than guideline minimum Disposable income is $X,XXX.xx				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180124	e7004adf-35ff-44fc-9752-4cea9b435fb7	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Borrowers and Sellers Real Estate broker are missing. Provided re-disclosed CD and LOE to the borrower.		06/13/2019: A Post close CD added the contact license ID's and LOE to the borrower. The loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.11% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 7 months reser				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301180124	c2799efa-4c8d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/25/2019: Please see attached.	06/25/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.11% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 7 months reser				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180124	9530d7fe-d78d-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Monthly tax amount of $XXX.XX is reflected on final Closing Disclosure , however the tax amount does not correspond with the monthly tax amount of $XXX.XX on the XXXX Property Tax Statement and report and commitment title report. Provide evidence of tax calculation. Additional conditions may apply.	06/25/2019: Please rescind. The property taxes used were the total tax amount minus the exemption. The exemption is for 65 years or older, which the borrower does not qualify for as he is in his 30s. Please see the attached tax bill and exemption information from the county. The total tax amount is $X,XXX.XX, found on page 2. The exemption is L4.	06/25/2019: Audit reviewed the Lender Rebuttal, and has determined that the explanation with regards to tax calculation is deemed acceptable. Total tax amount does not include the age exemption. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.11% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 7 months reser				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180124	8621c2da-2a8d-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed XXXX returns not provided.	06/25/2019: Please rescind and see attached. the XXXX signed/dated tax returns were provided on page 204 of the original submission.	06/25/2019: Audit re-analyzed the loan file, and has determined that the executed XXXX Returns were located on page 204 within the original loan file. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.11% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 7 months reser				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301180124	281338c4-2a8d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file		06/19/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.11% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 7 months reser				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301194567	0fa16ade-3e98-e911-bdd2-f4e9d4a75ba2	2136		QM/Non-HPML		Compliance		Missing Note	Note is missing from the file.	07/02/2019: Please see attachment	07/02/2019: Audit reviewed executed Note, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.10 months reserves Years on Job Co-Borrower has 3.25 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301194567	ef174185-3b98-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final application for Borrowers 2, 3 and 4 is missing the time in field.	07/04/2019: The "years in field/profession" is not a required field on the 1003. Please rescind this condition.07/02/2019: This is not a required field on the 1003. Please rescind this condition.06/28/2019: Please see attachments
07/11/2019: Audit acknowledges the client approved guideline exception for 1003 outside guidelines. Loan will be rated a B.07/04/2019: Audit reviewed the Lender Rebuttal, and has determined that the "years in field/profession" is required for wage earners. Said field is not required for Self Employed borrowers. Condition remains.07/02/2019: Audit reviewed the Lender Rebuttal, as well as consulted management, and has determined that the final loan application signed by the borrower must include all income and debts disclosed or identified during the mortgage process and considered by the lender in the qualification for the loan.  The borrower’s employment, through the time of closing, is required with the employer attested to on the loan application, and the integrity of the data provided on the verification report. Condition remains.06/28/2019: Audit reviewed all 1003s, and has determined that the field for "Yrs employed in this line of work/profession" was NOT completed for Borrower's 2,3 and 4. Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.10 months reserves Years on Job Co-Borrower has 3.25 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301194567	d64a4208-2a98-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CD Score is 4.5.		07/04/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 720 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6.10 months reserves Years on Job Co-Borrower has 3.25 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202731	515e62ac-1f9c-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final application executed by the borrower in file is missing the 2nd employer and previous employer business phone numbers.	07/12/2019: Please rescind - This is not required.	07/17/2019: Audit consulted with the client, and has determined that verification for missing employment information is acceptable to verify through other documentation within the loan file. Condition cleared. 07/17/2019: Audit reviewed the Lender Rebuttal, and has determined that although this is not a regulatory or guideline requirement, the client’s statement of work requires the completeness of the 1003. Missing data in a field would be considered incomplete. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202731	4b94baff-239c-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing verification of borrower previous employer to complete required 2 years.	07/12/2019: Attached please find verification of two year work history -provided with loan file. Please rescind.	07/17/2019: Audit reviewed Lender's response and has determined two years verification of employment was in the loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301202731	43b33f60-0d9c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA Review		07/01/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.67% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180350	c54ede75-248e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.7.		06/19/2019: Audit reviewed Lenders response, Lender provided the AVM value. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180064	0828cb18-e887-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final CD is missing the Loan Estimate Calculating Cash to Close side. Provide corrected CD and LOE to the borrower.	06/19/2019: The documents to clear the condition was uploaded to XXX portal XX/XX/XXXX to clear the rejected issue and the issue that was not discovered. Please rescind condition06/07/19: Please see attachments and these same documents was uploaded into the portal. Please rescind condition.	06/21/2019: Received explanation letter and PCCD which reflects calculating cash to close, LE column, of $XX,XXX.XX. Final LE reflects estimated cash to close $XX,XXX.XX. Condition cleared. Loan will be rated a B for all agencies.06/11/19: Lender cure was provided post close. This exception is deemed non-material per SFIG guidance, loan will be graded B for all agencies.06/05/2019: A Post Close CD corrected the LE calculating cash to close and LOE to the borrower. The loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Years on Job Borrower has 10.92 years on job Full Documentation Full documentation loan				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301180064	5f348762-2786-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD dated XX/XX/XXXX and subsequent CD dated XX/XX/XXXX are missing from the loan file. The lender tracking disclosure reflects the CD's were sent and E Consented by the borrowers however; it was not provided in the loan file..	06/07/19: Please see attachments	06/11/19: Lender provided the CDs dated XX/XX/XXXX and XX/XX/XXXX, exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Years on Job Borrower has 10.92 years on job Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180064	eaf8335a-2986-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX is reflected on final Closing Disclosure , however the tax amount does not correspond with the monthly tax amount of $XXX.XX at 1.25% of the purchase price. Additional conditions may apply.	6/13/2019: Taxes are being calculated using the purchase price $XXX,XXX x 11% millage rate (.011) = $XXXX. Please see the attached to verify the tax rate.	06/17/2019: Received evidence of lender’s tax calculation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 752 Years on Job Borrower has 10.92 years on job Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179268	8c8a94aa-268d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.		06/19/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301200694	5de7deef-1c94-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/26/19 CM: Please see attached.	06/27/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.31% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747 Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301200694	a48885e5-1c94-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	All pages of the final application was not provided. The Borrower Demographic Information addendum was not provided.	6/26/19 CM: Please rescind as pages 74 and 75 of the original submission include the Demographic Information Addendums.	06/27/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.31% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747 Years in Field Borrower has 20 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301200694	d9ea9419-c592-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 4.9.		06/25/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.31% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747 Years in Field Borrower has 20 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197113	1ee214e3-c19e-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	CD Missing CD dated XX/XX/XXXX from Disclosure Tracking.	07/15/2019: Please see attachment Disclosure History. There is no CD dated XX/XX/XXXX. Please rescind condition	07/15/2019: Audit reviewed the Lender Rebuttal, and has determined that the disclosure history reflects "closing" package NOT a "closing disclosure" on said date. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Years in Field Borrower has 8.75 years on job Full Documentation The loan is full documentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197113	a0ffbf8e-1a9f-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final CD/settlement stmt from departing residence on the final application) evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.	07/15/2019: lease see the attached Final CD for the sale	07/15/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Years in Field Borrower has 8.75 years on job Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197113	3dafd877-c29e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 5.		07/09/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Years in Field Borrower has 8.75 years on job Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197553	065afcf9-0a99-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Provide copy of IRS repayment plan as reflected in liabilities section of final application. Additional conditions may apply	07/25/2019: Borrower is not on an IRS payment plan - payment is for the XXXX taxes due on 1040's. I have attached evidence the payment found on the assets is for the prior tax year. This should have been uploaded with the file however it appears it was not. Underwriter was being conservative in entering this in the liabilities. Please Clear.	07/25/2019: Audit reviewed IRS Direct pay documents, and has determined that documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.87%. Years in Field Borrower has 10 years in field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193914	1b03b517-3089-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The lender's tracking disclosure reflects the initial CD was sent to the borrower on XX/XX/XXXX and E Signed; however missing from the loan file.	06/12/2019: Please see attachment	06/13/2019: Lender provided copy of initial CD. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193914	e1d5199b-4188-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing Appraisal Review. CU score 2.7.	06/10/2019: AVM	06/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202730	0471be4a-809b-e911-bdd2-f4e9d4a75ba2	1195		QM/Non-HPML		Credit		Missing Condo Questionnaire	File is missing Condo Questionnaire	07/12/2019: This project was approved as a Limited Review. A condo questionnaire is not required. Please see the attached approval from our Condo Review Team.	07/12/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.01% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202730	829aa732-729b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 3.5.		07/12/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.07/04/2019: The AVM provided is missing the comparable information. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.01% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180061	c0ac2513-c349-4d43-b7a7-21d94fa5cc9a	3107		QM/Non-HPML		Compliance		Inconsistent documentation	Mortgage was executed prior to closing date.	07/25/2019: Please see revised cd lox tracking with closing date of XX/XX/XXXX, please clear the condition	07/26/2019: Audit consulted with Compliance, and has determined that no further action is required. Condition cleared. 07/25/2019: Pending Compliance review with regards to "future" dates on documents.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301180061	7e729d17-89f6-4f3a-bdda-3d34aff9afe2	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	15 days > 10 days required grace period permitted by the state of XXXXXXX.	07/25/2019: pls see attached letter/ tracking, please clear	07/25/2019: Audit reviewed the unilateral letter to the borrower, as well as evidence of shipment for evidentiary purposes, and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. Documentation submitted is deemed acceptable. Loan will be rated a Fitch B.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301180318	1e37b332-2b8e-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/03/2019: Please see attached.	07/03/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 10 years self employed Full Documentation Loan is full documentation. Disposable Income is higher than guideline minimum UW Guides require no disposable income, borrower qualified with $X,XXX.XX in disposable income.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241770	b5a4774f-1c40-4a69-9928-f234dbb60fc4	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Sellers Real Estate Broker is missing. Provide corrected CD and letter of explanation to the Borrower.		07/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197128	33578e7e-c992-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/20/19 CM: Please see attached.	06/21/2019: Lender provided snapshot reflecting name and title of person verifying borrower's business. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.02% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 686 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197128	04a083cd-2d91-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		06/25/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 8.02% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 686 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180308	96f2bcf0-569b-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure dated Contact Information section is incomplete. The Settlement Agent License ID is missing. Provide re-disclosed CD and letter of explanation.		07/16/2019: Received explanation letter and post consummation CD adding license number. Condition cleared. Loan will be graded a B for all agencies.6/30/2019 : A Post Closing CD located in the loan file reflects the Settlements Agents license ID number. Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 2.6 months reserves, loan qualified with 17.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.25%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301180308	098cb0e6-579b-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided.		07/29/18: Lender provided the signature pages for the borrower's XXXX and XXXX personal tax returns. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 2.6 months reserves, loan qualified with 17.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.25%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197377	41374f98-188e-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
Failure to obtain 3rd party verification of employment: - The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.
											06/21/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.17% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 37 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197377	6132f84e-498d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score is 2.6.	06/1/2019: AVM	06/19/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.17% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 37 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180345	e1bdca71-6697-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/05/2019: Please see attached.	07/05/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW guidelines require 0 months reserves, loan qualifies with 10.30 months reserves FICO is higher than guideline minimum UW guidelines requries FICO of 680 , loan qualifies with FICO of 715 No Mortgage Lates UW guidelines requrie 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203531	9b310cbd-2699-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/9/19 See attached VOB	07/11/2019: Lender provide snapshot of lender's employee information who obtained the verification of business. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.93% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 778 Years in Field Borrower has 4 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180641	f291cd94-6798-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing initial Closing Disclosure issued and e-signed on XX/XX/XXXX per the disclosure history.	07/02/2019: please see attached	07/02/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180614	d7305c72-8076-4476-8224-4fc2ea2d9fa9	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed maximum. $XX,XXX.XX points and fees exceeds $XX,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.	07/31/2019: Please see attachment	07/31/2019: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Rate Confirmation, QM Breakdown) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301216674	c9b96b9b-ef98-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Business B & C reflected on XXXX Schedule E.
										7/1/2019: VOB for Business B & C not required as were are not using any positive income towards qualifying- only using a small loss of -40.67 monthly .	07/01/2019: Audit reviewed lender's rebuttal and original loan file. No income was utilized from Business B & C. Verification of business not required. Condition rescinded.	Years in Field Borrower has 8 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.63%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301216674	c23bf2ff-1999-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing YTD XXXX Balance Sheet for Business B on Schedule E Part II of XXXX tax return. Per appendix Q, a Balance Sheet is required in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.	7/1/2019: Attached please find Business B Balance Sheet provided with loan file- Please	07/01/2019: Audit reviewed lender's rebuttal and original loan file. XXXX Balance Sheet for Business B provided on page 738. Condition rescinded.	Years in Field Borrower has 8 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.63%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301216674	cf1b6e90-ef98-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 4.8.		07/01/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Years in Field Borrower has 8 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 731 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.63%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197109	1d9cefe8-a38c-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.		06/17/2019: Received executed final settlement statement verifying lien paid and netting sufficient cash to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.90 months reserves FICO is higher than guideline minimum Borrower qualified with a high FICO score of 805 Years on Job Borrower has 13 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197572	9581dde5-5b89-e911-bdd2-f4e9d4a75ba2	2814		QM/Non-HPML		Compliance		Missing Documentation	The subject is in a dry funding state. The final Alt A Settlement statement reflects Cash to Close of $XX,XXX.XX vs. the final CD reflects Cash to Close of $XX,XXX.XX with a discrepancy of $X,XXX.XX. Provide funding CD. Additional conditions may apply.	07/23/2019: please see attached	07/23/2019: Audit review of the funding CD and Letter of Explanation to Borrower is deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.61% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180763	950e8537-2289-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 3.	06/11/2019: CDA	06/13/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191314	2158c931-599b-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application executed by the borrower's is missing the employer business phone number for the Co-borrower.	07/08/2019: Please see attached.	07/08/2019: Audit reviewed corrected Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.67% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301191314	3cfe8057-4a9b-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was an Estimated ALTA statement. Final HUD-1 required. Additional conditions may apply.	07/08/2019: Please see attached.	07/08/2019: Audit reviewed true and certified copy of the Final ALTA Settlement Statement for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.67% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 722				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203487	8a5aa388-c004-4211-b963-c8bb4790f050	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.	06/26/2019: pls see attached revised cd which was inclueded in original upload, pls rescind	06/27/2019: Lender provided same Post Closing CD with St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker corrected. Exception remains downgraded. 6.19.19: Lender provided Post Closing CD reflecting License ID for Real Estate Broker for borrower and seller. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301203487	968258c6-0f92-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.4.		06/25/2019: The AVM report value of $XX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180758	2a790b9a-e19a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 2.7.		07/01/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301210916	7889a544-f6a3-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	XX- Income is not being used from XXXXXX XXXXXX XXX. We are only hitting the borrower with a loss, therefore a VOB would not be required. Please rescind this condition.	07/17/2019: Audit reviewed the Lender Rebuttal, and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Exception rescinded.	Years on Job Borrower has 5 years on the job Reserves are higher than guideline minimum UW guidelines requires 0 months reserves , loan qualfiies with 2.7 months reserves FICO is higher than guideline minimum UW guidelines requires a FICO of 680, loan qualfies with FICO of 694				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197419	78e39ed1-6122-424e-adca-b5bb839acda5	3315		QM/Non-HPML		Compliance		Information required for LE ‘Calculating Cash to Close’ section not completed, or completed in error.	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure of $XX,XXX.XX. The most recent Loan Estimate dated XX/XX/XXXX indicates and amount of $XX,XXX.XX. Please note; The LE dated XX/XX/XXXX reflects "Preview" therefore it may not be the actual final Loan Estimate. Provide re-disclosed CD and letter of explanation.		06/26/2019: Received XX/XX/XXXX loan estimate. Estimated cash to close matches calculating cash to close column on final closing disclosure. Conditions cleared. 06/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 5 months reserves Years in Field Borrower has 17 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197419	a0104ab4-7b93-e911-bdd2-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX, is missing from the loan file. The LE dated XX/XX/XXXX in file reflects "Preview" however the Disclosure History in file reflects TRID Document Was Generated XX/XX/XXXX which is also when rate was locked. No Cure - Missing document not provided.		05/02/2019: Received XX/XX/XXXX loan estimate. Condition cleared.	No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 5 months reserves Years in Field Borrower has 17 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197419	a0a6d2af-2694-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence all of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The items required in the second bullet point for all businesses was not provided.		06/26/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 5 months reserves Years in Field Borrower has 17 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197419	e657c9b8-2694-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final application executed by the borrow is incomplete. The Position and phone number for the Co-Borrower's secondary employment was not completed.		06/26/2019: Received corrected final application. Condition cleared.	No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 5 months reserves Years in Field Borrower has 17 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197419	de68d754-7e93-e911-bdd2-f4e9d4a75ba2	91		QM/Non-HPML		Credit		Failure to obtain Purchase Contract	Addendum to the purchase contract was not provided for seller credit reduced from $XX,XXX.XX to $X,XXX.XX per Final CD.	6/25/2019: The seller credit of $XX,XXX.XX is for closing costs- the total closing cost on the final CD is $X,XXX.XX. It is not required to obtain an addendum if all of the seller credit cannot be used when there are not sufficient cost to use the entire credit. Only if the credit is increased is an addendum required. Attached please see final CD All of the closing cost were paid by the seller credit.	06/26/2019: Audit reviewed lender's rebuttal, sales contract and final closing disclosure. Total closing costs to borrower $X,XXX.XX. There are not additional fees to pay. Condition rescinded.	No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 5 months reserves Years in Field Borrower has 17 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197419	9f041bc2-bf92-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA Review Report		06/27/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	No Rental Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 5 months reserves Years in Field Borrower has 17 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197571	ba39ee0f-19a7-e911-bdd2-f4e9d4a75ba2	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. Missing for service for appraisal and service #3. No Cure - Missing document not provided.	07/18/2019: please see attached	07/19/2019: Audit reviewed Lenders response. Exception rescinded. 7.15.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.99% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197571	592bc52e-18a7-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	Final loan application (1003)is incomplete. The application is missing Yrs employed in this line of work/profession and business phone numbers for both borrowers. In addition, missing business phone number for borrowers self-employment business.	07/25/2019: Attached please find final loan app.	07/26/2019: Lender provided final loan application reflecting employment information. Condition cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.99% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301183184	13468935-918b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 2.8.	06/12/19: AVM	06/13/19: Lender provided an AVM with a valuation within the tolerance range, exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225277	6032ad55-6ca3-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition rescinded.	Years on Job Borrower has 8 years on job Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.80 months reserves Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301193860	38ebb89c-3d90-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	07/18/2019: pls see attached, pls clear	07/18/2019: Lender provided seller's CD. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203508	2563fdcb-6b9c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s 3 businesses must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	07/12/2019: Attached please find VOB for the two businesses we are using income to qualify. Also provided the source of the information and the name and title of the employee that obtained the information. No positive income coming from third business so VOB is not required for this business.	07/17/2019: Lender provided snapshot reflecting verification of business and employee who obtained the verification for the 2 businesses income was used in qualification. Audit verified business 3 had positive income which was not used or need in qualification. Condition cleared.	Years Self Employed Borrower has 6 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203508	5cc6c2dc-619c-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing property #1, reflected on FraudGuard on the credit report was paid off and Borrower netted sufficient cash to close and/or reserves.	07/30/19: Executed Final HUD 1 was sent with loan file- Net Proceeds not used for funds to close. Please Rescind. XX/XX/XXXX XX.	07/30/19: After review of the lender rebuttal and the loan file, exception rescinded.	Years Self Employed Borrower has 6 years Self Employed Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 707				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301183193	dbf48ae5-1a91-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	06/18/2019: Please see attachments	06/19/2019: Lender provided Seller CD. Exception cleared.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 5.40 months reserves Years in Field Borrower has 7 years in Field Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301183193	bfc58720-488d-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.	6/20/19 CM: Please see attached. Line H8 of Other Costs on page 3 verifies sufficient funds for net proceeds.	07/02/2019: Received certified copy of settlement statement. Condition cleared.06/21/2019: Received seller closing disclosure verifying lien paid and netting sufficient cash to close. Please provide a copy that is either signed or certified. Condition remains.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 5.40 months reserves Years in Field Borrower has 7 years in Field Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301194362	b1075b41-b096-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from Co-borrower's departing residence on the final application) evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	07/02/2019: See final sale CD	07/02/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	Years on Job Borrower has 16.67 years on job No Mortgage Lates UW guides requrie 0 x 30 days late in the most recent 12 months. Co-borrower credit report verifies > 99 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 712 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193890	a11d6447-7ed5-4180-9923-c481960ae2cf	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Borrowers Real Estate Broker and Sellers Real Estate Broker is missing.		06/19/2019: A Post Closing CD reflecting the License IDs was provided in the loan file. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301193890	2c03463e-f091-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 2.7.	06/24/2019: AVM	06/24/2019: The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214637	8d3895f0-589e-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing Tax Returns for XXXX and XXXX and XXXX W2 for Borrower.	7/14/19 Please rescind this condition. The AUS only required a pay stub and one year W-2, which was uploaded in the original file.	07/17/2019: Audit reviewed lender’s rebuttal and original loan file. AUS requires W-2 from prior year and pay stub within 30 days of application date or WVOE. Acceptable documentation provided in loan file. AUS and QM requirements have been met. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.24% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227425	df453754-8396-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		07/03/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.097% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 701				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192683	f8e90938-2197-e911-bdd2-f4e9d4a75ba2	1740		QM/Non-HPML		Compliance		Missing Mortgage Rider	Missing Waiver of Borrower's Rights Rider.	07/09/2019: please see attached	07/11/2019: Lender provided Waiver of Borrower's Rights Rider. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.40 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 714 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 88% CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192683	84041047-1d97-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/04/2019: Please see attached.	07/04/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.40 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 714 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 88% CLTV				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301192683	84a33ab5-2097-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	Years in field not provided on final application.	07/04/2019: Please rescind as the Years in Field is not a requirement on the 1003. Years on the Job already verifies that the borrower has been self-employed with that business for over 2 years and verifying years in the line of work does not impact the loan being able to qualify and is not needed.	07/04/2019: Audit reviewed the Lender Rebuttal, and has determined that "years in field" is not required for Self Employment. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.40 months reserves FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 714 FICO CLTV is lower than guideline maximum UW Guides maximum CLTV is 90%, loan qualified with 88% CLTV				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197179	cae896c6-30cd-42b7-b288-dd7c8c75a3f6	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	10 days < 15 days required grace period permitted by the state of XXXXXXXX, Late charge threshold is $XXX.XX the actual is $X,XXX.XX exceeding by -$X,XXX.XX.	06/24/2019: Please rescind condition as the XXXXXXXX minimum grace period is 10 days. We give 15 days so are more lenient which is not an issue. Also, as shown on the final CD, the late charge is 5% of the P&I which is the $XXX.XX.	06/25/2019: Audit reviewed Lenders response. Exception rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197179	0e2172fe-3f8d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA report is missing from the loan file. CU score 3.5.	06/18/2019: AVM	06/19/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204958	05e64c52-7f9b-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Attorney Fee - Borrower fee in section H of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301211128	058ae69d-4391-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 2.8.		07/01/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206359	7ca26a0e-88a9-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	07/25/2019: Please see attachment07/25/2019: Please see attachment07/24/2019: Please see attachment	07/29/2019: Lender provided Seller CD. Exception cleared.07/26/2019: Audit reviewed Lenders response, however; document provided is password protected. Exception remains.07/25/2019: Audit reviewed Lenders response, however; document provided is password protected. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.03% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206359	a2cac2da-86a9-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property was not complete. The policy is missing the premium amount.	07/24/2019: Please see attachment	07/25/2019: Lender provided Hazard Insurance page with premium amount. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.03% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206359	0a292771-87a9-e911-bdd2-f4e9d4a75ba2	12		QM/Non-HPML		Credit		Failure to obtain Mortgage/Deed of Trust	All pages of the Mortgage/Deed of Trust were not provided. Notary Date is missing on page 16 of 16.	07/25/2019: Please see attachment07/24/2019: Please see attachment	07/26/2019: Audit review of page 16 of the mortgage is deemed acceptable, condition cleared. 07/25/2019: Audit reviewed Lenders response, however; the Date is missing on page 16 for the date it was notarized. Exception remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.03% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206359	d5d3ca6f-86a9-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Estimated Settlement Statement was provided in the loan file.	7/26/19 CM: Please see attached.	07/29/2019: Lender provided final settlement statement for departing property. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.03% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206359	8f58658e-63a9-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.4.		07/24/2019: CDA provided reflecting a value of $XXX,XXX.XX which is a -5.3% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.03% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197106	4238e9fa-ca8b-e911-bdd2-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX, is missing from the loan file. No Cure	06/24/2019: The Tracking History is from our Document Vendor XXXXXXXX who is on Mountain Time so XX/XX/XXXX @ 10:03:28 P.M MDT equates to XX/XX/XXXX 12:03:28 AM EDT which is our time zone.6/18/2019: The Initial LE was issued on XX/XX/XXXX and there is no XX/XX/XXXX. Please rescind condition.	06/24/2019: Audit reviewed the Lender Rebuttal, and has determined that the explanation is deemed acceptable. Condition cleared. 06/20/2019: Audit reviewed lender's rebuttal and disagrees. Tracking history, page 7, reflects initial disclosure package, including loan estimate, was created and uploaded XX/XX/XXXX. Condition remains.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.28% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197106	2b36c053-cb8b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		06/17/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.28% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203524	857baeac-5b97-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/26/19 CM: Please see attached.	06/27/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 691 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.25% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197105	95856018-7693-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 3.	06/24/2019: AVM	06/25/2019: The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193853	1c0db32d-a78e-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and title and/or mortgage.	6/24/19 CM: Please rescind and see attached. The APN matches on the appraisal, security instrument, and title/tax bill.	06/25/2019: Lender provided corrected appraisal with correct APN. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.65% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.10 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301193853	e1fcdc7d-cb8f-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Client Overlay; Client to Review - Missing current XXXX Balance Sheet for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.		07/02/2019: Received XXXX balance sheet for Business A. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.65% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301193909	4c12a362-4f8d-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	The AUS in file is incomplete due to missing item #14 under Employment and Income. Additional conditions may apply.		06/24/2019: Received complete, legible AUS findings. Item #14 requirements met. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 45.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.81% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301193909	54acdb07-088d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.1.		06/18/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 45.60 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.81% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197104	795e68e4-2699-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results, as required by lender guidelines. Additional conditions may apply.	07/08/2019: pls see attached, pls clear	07/08/2019: Audit reviewed AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 755 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.84% Years in Field Borrower has 20 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301194551	9646714c-5c94-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Closing disclosure dated XX/XX/XXXX as reflected on Disclosure tracking history was not provided.	06/24/2019: please see attached	06/25/2019: Lender provided missing CD. Exception cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301229806	fd0df6be-18a4-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. No CU Score was provided.		07/12/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the Submission Summary Report was located on page 462 with a Risk Score of 2.4, therefore no Appraisal review is required for subject loan program. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.78% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 715 Years in Field Borrower has 22 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301194574	0b2ec61e-4e98-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Closing Disclosure is not executed.	07/04/2019: Please see attached.	07/04/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.10% Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 128.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301194574	c0ee9a07-3b98-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Per AUS item #12, documentation that supports the omission of the revolving account with $X,XXX.XX was required. Evidence to support this omission was not provided in the loan file.	07/04/2019: Please see the attached updated AUS with including the debt in the borrower's DTI. Borrower still qualifies with a DTI of 26.25%.	07/04/2019: Audit reviewed updated AUS including debt, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.10% Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 128.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301194574	5697cdee-2a98-e911-bdd2-f4e9d4a75ba2	1703		QM/Non-HPML		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert not provided.	07/04/2019: Please rescind. The Third Party Fraud Tool showing the alerts also show that they were already addressed. There were originally 2 alerts, appearing in red, but there aren't any Adjusted Alerts. This means that they were addressed. Attached is the lender responses to the alerts. The red on the report does not mean that the alerts are still outstanding.	07/04/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender. Documentation submitted is deemed acceptable. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.10% Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 128.60 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301194574	13f9a2c0-2a98-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.		06/28/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.10% Years in Field Borrower has 20 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 128.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205872	e8618192-39a5-482e-8dbe-7a3a99a0f925	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD and letter of explanation.		06/27/2019: Lender provided LOE, mailing label and PCCD with property tax in escrow corrected. Exception downgraded. Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.10 months reserves Years Self Employed Borrower has 6.08 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205872	a86f1d03-b308-47c5-b9ff-5b3b6d9d029a	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $X,XXX.XX The calculated payment amount is Years #1 - #30 $X,XXX.XX. The lender’s property taxes are incorrect. Provide corrected CD and letter of explanation.		06/27/2019: Lender provided LOE, mailing label and PCCD with property tax in escrow corrected. Exception downgraded. Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.10 months reserves Years Self Employed Borrower has 6.08 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205872	24b37dc2-bd94-47a8-8a9e-2ffe97492938	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation and proof of delivery.		06/27/2019: Lender provided LOE, mailing label and PCCD with property tax in escrow corrected. Exception downgraded. Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.10 months reserves Years Self Employed Borrower has 6.08 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205872	0f8005d8-f098-e911-bdd2-f4e9d4a75ba2	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is completed in error for required data under the Escrow Account section, page 4 of 5. Provide re-disclosed CD and letter of explanation.		06/27/2019: Lender provided LOE, mailing label and PCCD with property tax in escrow corrected. Exception downgraded. Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.10 months reserves Years Self Employed Borrower has 6.08 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205872	3fdae9e2-198e-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/21/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.10 months reserves Years Self Employed Borrower has 6.08 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205872	d6d8d441-1d8e-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	The effective date of the hazard policy is dated XX/XX/XXXX which is after the Note Date.	06/20/2019: the disbursement date was XX/XX/XXXX and the borrower did not own the property until then. Please rescind	06/20/2019: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before/on the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.10 months reserves Years Self Employed Borrower has 6.08 years Self Employed				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301205872	78563205-1a8e-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Subject property taxes provided by lender are higher than the CA. 1.25%. Missing evidence supporting the higher premium charged.	06/26/2019: pls see attached, pls clear	06/27/2019: Lender provided LOE and PCCD with property tax in escrow corrected. Added other exceptions. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 23.10 months reserves Years Self Employed Borrower has 6.08 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301195481	f0d04808-6893-e911-bdd2-f4e9d4a75ba2	2672		QM/Non-HPML		Credit		Final 1003 is incomplete	Final Application is missing employers phone number.		06/26/2019: Received corrected final application. Condition cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 746. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.30 months reserves. Years in Field Borrower has 11 years in Field.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301195481	06b2e769-6793-e911-bdd2-f4e9d4a75ba2	2664		QM/Non-HPML		Credit		Missing Purchase contract addendum	Missing addendum to the purchase contract for Seller Credit was not provided.	6/25/2019: Please refer to page 3 of the Purchase Agreement. Section D states that the seller was required to pay the transfer taxes. The Final CD shows that the borrower paid for the transfer taxes in the amount of $XXX.XX, which is why it is reflecting as a credit. Please rescind this condition	06/26/2019: Audit reviewed lender's rebuttal, sales contract and closing disclosure. Seller credit matches transfer tax. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 746. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 19.30 months reserves. Years in Field Borrower has 11 years in Field.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301214608	97cb59ab-07a3-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing Appraisal Review.		7/10/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197417	48ac97a7-5082-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Estimated, copy in file. Additional conditions may apply.	06/06/2019: See attached Final Settlement Statement.	06/11/2019: Lender provided Final ALTA Settlement Statement for departing residence. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 37.10% Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 21.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 760				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301195550	6ce7cd31-7ef4-4fee-9bcf-4da15f58bb22	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Report fee for the departing residence is missing from section B of the final Closing Disclosure. An invoice and appraisal are in the loan file. Provided corrected CD and LOE to the borrower.		06/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	No Mortgage Lates Borrowers have no Mortgage Lates within the last 177 reporting months. Years Self Employed The Borrower has been Self-Employed for 19 years. Years Self Employed The Co-Borrower has been Self-Employed for 8 years.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301195550	837d264f-0596-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for either borrower.	6/26/19 CM: Please see attached.	06/27/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	No Mortgage Lates Borrowers have no Mortgage Lates within the last 177 reporting months. Years Self Employed The Borrower has been Self-Employed for 19 years. Years Self Employed The Co-Borrower has been Self-Employed for 8 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301195550	309de4a5-6294-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided.	6/26/19 CM: Please rescind as page 121 of the original submission clearly documents that the REO is escrowed.	06/27/2019: Audit reviewed Lenders response. Exception rescinded.	No Mortgage Lates Borrowers have no Mortgage Lates within the last 177 reporting months. Years Self Employed The Borrower has been Self-Employed for 19 years. Years Self Employed The Co-Borrower has been Self-Employed for 8 years.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301195550	1c035d7c-6194-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU risk score of 2.87.	06/27/2019: AVM	06/27/2019: The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Exception cleared.	No Mortgage Lates Borrowers have no Mortgage Lates within the last 177 reporting months. Years Self Employed The Borrower has been Self-Employed for 19 years. Years Self Employed The Co-Borrower has been Self-Employed for 8 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197416	9673067d-3b98-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final loan application is incomplete. The business phone and years employed in this line of work for the borrower's current employer and employer address and business phone for the borrower's previous employer are missing.	6/28/2019: The years employed in the line of work/profession is not a required field on the 1003. Please see the attached 1003 containing the employer phone numbers and employer address.
07/17/2019: Audit consulted with the Client, and has determined that it is acceptable to use alternative documentation to support the missing information on the final 1003.  Sufficient evidence was located within the loan file to verify missing information. Loan will be rated a B.   07/15/2019: Audit escalated to Management, awaiting further direction/confirmation from Client on the issue for employment fields. Condition remains.07/02/2019: Audit reviewed the Lender Rebuttal, as well as consulted management, and has determined that the final loan application signed by the borrower must include all income and debts disclosed or identified during the mortgage process and considered by the lender in the qualification for the loan.  The borrower’s employment, through the time of closing, is required with the employer attested to on the loan application, and the integrity of the data provided on the verification report.  Also, page 1 of the application provided is cut off.  Document is incomplete.  Condition remains.
												Full Documentation This is a full documentation loan Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301195726	4c58cc0e-ff6d-49f6-920d-05399fa9cc5b	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure.	06/24/2019: please see attached	06/25/2019: Audit reviewed Lenders response, however; please provide Initial Escrow Account Disclosure with itemized escrow monthly payments. Exception remains downgraded.6.17.2019: Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301201896	52927404-d69a-e911-bdd2-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE, dated XX/XX/XXXX, is missing from the loan file. No Cure	07/23/2019: This Tracking history is from our Document vendor XXXXXX who is on Mountain Time so XX/XX/XXXX 10:38:19 PM MDT equates to XX/XX/XXXX 12:38:19 AM EDT which is our time zone. Please clear, thank you07/19/2019: plse see attached, please clear07/09/2019: The initial LE for this file is XX/XX/XXXX. There is no information on the disclosure history (attached)showing an LE sent to the borrower on XX/XX/XXXX. Please rescind the condition
07/23/2019: Audit concurs with the Lender Rebuttal, and has determined that the LE tracking date time zone was MDT confirmed on page 73 by date verification on document. Therefore, LE date of XX/XX/XXXX is acceptable. Condition cleared.  07/22/2019:  Lender provided loan estimate dated XX/XX/XXXX which was previously provided.  The disclosure tracking history, page 73, verifies the initial loan package, including a loan estimate, was provided to the borrowers XX/XX/XXXX and acknowledged XX/XX/XXXX.  Please provide loan estimate dated XX/XX/XXXX.  Condition remains.  07/10/2019: Audit reviewed Lender's response and has determined the eSign Process Summary document indicates an LE was provided on XX/XX/XXXX.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 81.10 months reserves Years on Job Borrower has 16+ years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301201896	b283a3af-229c-e911-bdd2-f4e9d4a75ba2	1692		QM/Non-HPML		Credit		Missing Evidence REO Property is Owned Free and Clear	Evidence departing residence on the final application is free & clear for 12+ months not provided. The HOI policy reflects a mortgage lien on property. Additionally, the loan application reflects a total payment of $X,XXX.XX, which includes “Other” payment of $XXX.XX. Documentation verifying payment history or payment amount not provided.	7/5/19 CM: Please rescind as proof of free & clear from a third-party source was already provided in the original submission (page 204). The mortgagee of XXXXXXX XXXXXX on the insurance policy is not a lender and is a person, so this is not a mortgage - just a person that has an additional intersest in the home, like family (third-party report verifies just a transfer from XXXXXX XXXXXX and sale price of $X). There is no mortgage on the property. Please see the attached AUS and loan application.	07/10/2019: Lender provided documentation verifying no mortgage on departing residence. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 81.10 months reserves Years on Job Borrower has 16+ years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301201896	22833c31-d69a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/09/2019: AVM posted to trailing docs XX/XX/XXXX.	07/09/2019 –The AVM report value of $XXX,XXX.XX, to appraisal value of $XXX,XXX.XX, has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 81.10 months reserves Years on Job Borrower has 16+ years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197174	c3964122-f89b-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.5.		07/01/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197101	a7aabb8f-d398-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX and Interim CDs dated XX/XX/XXXX and XX/XX/XXXX per Disclosure History are missing from the loan file. No Cure - Missing document not provided.	07/04/2019: pls see attached	07/04/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Years Self Employed Borrower has 5 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197101	2bc0739b-d498-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/04/2019: Please see attached.	07/04/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 5 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204471	98f02575-ce9c-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	07/18/2019: pls see attached, pls clear	07/19/2019: Lender provided seller's CD. Condition cleared.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 41.30%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 797. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 6.70 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204471	235826df-ce9c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/3/19 CM: Please see attached.	07/08/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 41.30%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 797. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 6.70 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204471	c58d85f5-ce9c-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing all pages of the AUS results.	7/3/19 CM: Please see attached.	07/08/2019: Lender provided all pages of the AUS. Exception cleared.	DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 41.30%. FICO is higher than guideline minimum UW guides minimum FICO is 680, loan qualified with FICO of 797. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 6.70 months reserves.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301214612	173b7858-001b-4bb6-8ac9-0166b08b9429	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.		07/15/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 07/08/2019: Cured post close					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197173	aac244f1-3f0d-4568-96b0-5133b9a9ae29	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker is missing. Lender cured post closing. Non-material per SFIG guidance, loan will be graded a B for all agencies.	07/14/2019: Please rescind condition as the attached revised CD was included in the loan package.	07/16/2019: Audit reviewed Lender's response and has determined the PCCD and LOE correcting the missing information was in the loan file. Condition downgraded. Non-material finding per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has been self employed 29.75 years. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 13.30 months reserves. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 27.51%.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197173	e7884248-9f9e-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point for Business #2 was not provided.	HT 7/15; Please clear this condition with the VOB attached.	07/16/2019: Lender provided snapshot of business search and employee information who verified the borrower's business. Condition cleared.	Years Self Employed Borrower has been self employed 29.75 years. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 13.30 months reserves. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 27.51%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197173	7fcb2372-9f9e-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing evidence of sale of Business #3 reporting on borrowers personal 1040. Guidelines require verification of payment history for 2nd mortgage on departing primary residence listed on the final 1003. Payment history is missing.		07/29/2019: Audit reviewed Lender's response, Lender advised no third business on the XXXX tax returns, verified no 3rd business on XXXX tax returns, there was a 3rd business on the XXXX tax returns but final k-1's were provided showing the business closed. Lender also provided bank statements and loan statements showing the loan was paid through March XXXX and then provided bank statements showing the monthly payment in XXXXX and XXX. Condition cleared.	Years Self Employed Borrower has been self employed 29.75 years. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 13.30 months reserves. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 27.51%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197173	31a746cf-8fb7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcripts not provided as required by DU. Missing tax transcripts dated XX/XX/XXXX reflected on XX.		08/07/2019: Audit reviewed the XXXX/XXXX Tax Transcripts, and has determined that AUS item #16 was validated by said documentation submitted. Condition cleared.	Years Self Employed Borrower has been self employed 29.75 years. Reserves are higher than guideline minimum UW guides require 0 reserves, loan qualified with 13.30 months reserves. DTI is lower than guideline maximum UW guides maximum DTI is 43%, loan qualified with DTI of 27.51%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204450	599bd972-71a2-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee in section B of the final Closing Disclosure was paid in the amount of $XXX and the invoice was $XXX. Provide corrected CD and LOE to the borrower.		07/09/2019: A Post Close CD had the lender added fee and LOE. The loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 733 FICO. DTI is lower than guideline maximum UW Guides allow a maximum DTI Ratio of 43%, loan qualified with a 32.36% DTI. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 49.2 months reserves. Years on Job Borrower has been on current job for 19.83 years.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301203320	34a4b4eb-a28e-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		06/26/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.20 months reserves Years in Field Borrower has 8 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203320	ebc1f3d1-a08e-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	HMDA information for the Co-borrower was not provided.		06/26/2019: Received finals application for each borrower including demographic addendum. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.20 months reserves Years in Field Borrower has 8 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203313	3ec0758f-afc8-4f9c-8b5a-bee134f9ffc6	3182		QM/Non-HPML		Compliance		Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD reflects Final Inspection and the LE reflects Appraisal Re-Inspection fee. The CD reflects Settlement or Closing Fee, the LE did not disclose a fee for this. The naming convention is not consistent. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation. Provide corrected CD and letter of explanation to the Borrower.		7/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31.20 months reserves Years in Field Borrower has 14 years in Field Disposable Income is higher than guideline minimum UW Guides require $2 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301203313	d80a04d9-904c-41f3-8994-cbadd64a37fa	3189		QM/Non-HPML		Compliance		Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	The CD reflects Title- Recording Fee and the LE reflects Title - E-Recording Fee. The LE reflects Title - Escrow Fee and CD did not disclose a fee for this. The naming convention is not consistent. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation. Provide corrected CD and letter of explanation to the Borrower.		7/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 31.20 months reserves Years in Field Borrower has 14 years in Field Disposable Income is higher than guideline minimum UW Guides require $2 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197409	2cb80aa4-5289-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		06/18/2019: A CDA provided reflecting a value of $702,000 which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197407	0f8b8efb-ef9c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.		07/09/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301204470	fb4f7466-0099-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A most recent credit report with updated FICO scores for the co-borrower was not provided.	07/05/2019: Please see attached.	07/05/2019: Audit reviewed co-borrower's updated Credit Report, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Full Documentation Full Doc Loan No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 48 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204470	d75109d7-1799-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final application is incomplete. The business phone is missing for the borrower. The years employed in the line of work/profession is missing for borrower and co-borrower.	07/05/2019: Please see attached 1003 with the employer phone number for the borrower. Years employed in the line of work/profession is not required for either. Years on the job already verify the 2 year employment history for the borrowers.	07/25/2019: Missing information sourced from other file documents. Loan will be graded a B.07/11/2019: Audit escalated to Management, awaiting further direction/confirmation from Client on the issue. Condition remains. 07/05/2019: e-mailed X&X	Full Documentation Full Doc Loan No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 48 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301204470	9670649a-1799-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying previous real estate owned was paid off and Borrower netted sufficient cash to close and/or reserves. Estimated Settlement Statement provided in file.	07/17/2019: Please see attached.	07/17/2019: Audit reviewed true and certified copy of the Seller CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Sufficient proceeds were verified for cash to close on subject property. Condition cleared.	Full Documentation Full Doc Loan No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 48 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204470	27e37349-0099-e911-bdd2-f4e9d4a75ba2	1695		QM/Non-HPML		Credit		Missing Copy of Divorce Decree	A copy of the borrower XXXXXXX XXXXXX as required per guidelines and QM was not provided.	07/05/2019: Please rescind as the XXXXXXX XXXXXX was already provided with the original submission, starting on page 412.	07/05/2019: Audit re-analyzed the loan file, and has determined that the XXXXXXX XXXXXX was located on page 412 with specific child support obligation located on page 426 within the original loan file. Condition rescinded.	Full Documentation Full Doc Loan No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; Credit report verifies 48 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301197552	6ab722ad-a19d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the file.		07/09/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227799	024e2f4a-96a5-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	The employment verification provided for the borrower is incomplete. The guidelines require an employment verification dated within 30 days of note date. And the lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The VVOE in file does not reflect name and title of lender employee obtaining the information.	07/24/2019: See attached Please clear	07/25/2019: Lender provided employees name and title that obtained the VOE information. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 801 Years on Job Borrower has 12 years on job Reserves are higher than guideline minimum UW Guides require 13.22 months reserves, loan qualified with 29.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203498	af7bf3e8-3e99-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/15/2019: Lender provided documented source of lender's employee who obtained verification of business. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 728. Years in Field Borrower has 7 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203498	3d8a01bf-0499-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 2.7		07/01/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.30 months reserves. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 728. Years in Field Borrower has 7 years in Field.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206506	dba59d3c-1091-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 4.4		06/21/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202154	3399d35e-ff98-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		07/01/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301201792	a69a9dc9-1099-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/08/2019: Please see attached.	07/08/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 74 months reserves Years in Field Borrower has 15 years in Field Full Documentation The loan is underwritten wiht full income and asset documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207183	94c087c5-aaa6-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 4.5	07/12/2019: Trailing Docs	07/15/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216672	ec23cb4d-979a-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	07/16/2019: please see attached	07/16/2019: Audit reviewed true and certified copy of the Seller CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216672	e1dc8756-8a9a-e911-bdd2-f4e9d4a75ba2	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title-Mobile Notary Fee in section C of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and LOE to the Borrower. No Cure		06/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301216672	6ce18f2d-8a9a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU risk score of 4.8.		07/01/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218157	199bebf5-649e-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The Settlement Agent license ID is missing. Provide re-disclosed CD and letter of explanation.		7/4/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301218157	4d2922a0-649e-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided.		07/09/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211126	5a563676-c892-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 3.		06/24/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206353	0fdcac90-5f9c-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for the Broker.		07/01/2019: The finding is deemed non-material.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301213525	946ed93b-9a41-4905-8596-a7cd99333907	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker is listed in the wrong area. Provide re-disclosed CD and letter of explanation.		07/03/19: Corrected CD and letter of explanation are in the loan file, this is exception is deemed non-material per SFIG guidance, loan will be graded B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 45.00 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.09% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301213525	d9048f19-737d-4d01-8588-bc83f8b8e58a	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	5% > 3.7593% maximum late fee permitted by the State of XXXXXXX with a loan payment of $X,XXX.XX. The maximum late fee permitted in XXXXXXX is $XXX - resulting in a 3.7593% maximum late charge threshold for this loan.	07/18/2019: pls see attached, pls clear	07/19/2019: Lender provided LOE and proof of delivery. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 45.00 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.09% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301206213	efc8e984-a30b-4e7a-9d6c-5b45fce3e301	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed	07/21/2019: please see attached	07/22/2019: Lender provided seller's CD. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204955	fa75878a-0b9d-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The HOA Transfer Fee in section H of the final Closing Disclosure is missing the name of the service provider. Name reflected on the CD reflects Utilities which is not the name of the HOA. Provide corrected CD and letter of explanation to the Borrower.		7.2.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.60months reserves Years Self Employed Borrower has 18 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301204955	6286ab78-099d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/10/19 CM: Please see attached.	07/15/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.60months reserves Years Self Employed Borrower has 18 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204955	ec308042-0a9d-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final loan application (1003) in file is missing business phone number for borrowers business reflected on the final loan application.	7/10/19 CM: Please rescind as a business phone number is not required on the 1003 for a self-employed business. A VVOE is not being obtained and there is no reason to call, so the business phone number is not necessary or required.	07/15/2019: Updated guidance received. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.60months reserves Years Self Employed Borrower has 18 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204955	216a34cd-0a9d-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided for business A on XXXX Schedule E Part II. Signed returns required in order for loan to be classified as a Qualified Mortgage.	7/10/19 CM: Please rescind as the documentation was already provided with the original submission, on pages 86, and 233.	07/15/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.60months reserves Years Self Employed Borrower has 18 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301204955	7665ca8b-0a9d-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed returns not provided for XXXX. Signed returns require in order for loan to be classified a Qualified Mortgage.	7/10/19 CM: Please rescind as the documentation was already provided with the original submission, on pages 86, and 233.	07/15/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.60months reserves Years Self Employed Borrower has 18 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301204955	a765529e-d29a-e911-bdd2-f4e9d4a75ba2	1703		QM/Non-HPML		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert not provided.	07/10/2019: Please see attachment	07/15/2019: Lender provided Fraud report with alerts addressed. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.60months reserves Years Self Employed Borrower has 18 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204955	3e75b794-d29a-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 5.		07/09/2019-The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.60months reserves Years Self Employed Borrower has 18 years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203316	6112cfc3-25f7-4759-8ee6-e60b527d5993	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing Sellers Closing Disclosure.		7/1/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301203359	4097e93c-cb9d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		07/17/2019: Audit reviewed lender response, Lender responded VVOE can be dated within 30 days of the note. Reviewed VVOE's for both borrowers. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.13% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203359	d561e104-cb9d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/09/2019: CDA posted to trailing docs	07/09/2019: A CDA was provided with a value of $XXX,XXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.13% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203358	cbc2f820-c2a1-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score 2.8.	07/09/2019: AVM posted to trailing docs XX/XX/XXXX.	07/15/2019: A CDA was provided with a value of $XXX,XXX.XX with a variance of 0%. CDA within acceptable tolerance. Condition cleared07/09/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has a variance which is greater than maximum tolerance variance threshold of 10%. Due diligence firm to order CDA report. Exception remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204393	51e06fac-348d-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		06/17/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204468	2ddf75f5-d999-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score 3.0		07/01/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207181	9f7c94d3-f49c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/05/2019: Received satisfactory verification of borrower’s Schedule C & 1120S businesses. Timing requirement met, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 8.90 months’ reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.59%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203595	8dcb6d8d-9f99-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/8/19 CM: Please see attached.	07/10/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 36.63%, loan qualified with DTI of 36.63% FICO is higher than guideline minimum UW Guides require FICO of 687, loan qualified with FICO of 687				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203595	f7601022-be99-e911-bdd2-f4e9d4a75ba2	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note and Disbursement date. Please provide evidence of insurance effective at consummation to cure.	07/03/2019: pls see attached policy effective date XX/XX/XXXX.	07/08/2019: Lender provided Hazard Insurance Declaration page with effective date same as consummation date. Exception cleared.06/29/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and coverage is sufficient.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 36.63%, loan qualified with DTI of 36.63% FICO is higher than guideline minimum UW Guides require FICO of 687, loan qualified with FICO of 687				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204467	0404d720-379c-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application not provided in the loan file.	7/18 XX: Please see attached. Per the guidelines, the final 1003 only needs to be signed by the borrower. The LO signed the initial 1003.7/9/19 XX: Please see attached addendum.7/5/19 XX: Please see attached.
07/19/19: Lender provided all pages to final signed 1003.  Condition cleared.07/18/19: Audit reviewed the Lender Rebuttal, and has determined that XXXX guidelines require that a complete, signed, and dated version of the FINAL Form 1003 or Form 1003(s) must always be included in the mortgage file. Exception remains.07/11/2019: Lender provided the demographic for the 1003; however, the 1003 previously provided was not signed and the final signed 1003 was not in the loan file.  Provide all pages to signed final 1003.  Condition remains.07/08/2019: Audit reviewed Lenders response, however the Demographic Information Addendum is missing. Exception remains.
												FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 768. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40months reserves Years Self Employed Borrower has 2.25 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204467	5aa05035-379c-e911-bdd2-f4e9d4a75ba2	67		QM/Non-HPML		Credit		Failure to obtain Permanent Resident Alien Card	A copy of the Permanent Resident Alien Card as required by lender's guidelines was not provided.	7/5/19 CM: Please rescind. Per the application, the borrower is a citizen.	07/08/2019: Lender provided Final 1003 verifying borrower is a US Resident. Exception cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 768. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40months reserves Years Self Employed Borrower has 2.25 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204467	fdc33469-369c-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Guidelines require proof of the security deposit or first month's rent paid to the homeowner when primary home is converting to a rental. File is missing proof of payment to borrower first and last installment per the lease agreement provided in the loan file	7/5/19 CM: Please rescind as the proof of the security deposit and first month's rent was already provided with the original submission (pages 463 and 464). Nationwide High Balance guidelines require proof of the security deposit OR first month's rent. The first month's rent has been provided, along with proof of the $X,XXX.XX damage deposit (no security deposit and this is the only deposit listed). Guideline has been met.	07/08/2019: Lender provided 1st month rent and deposit for departing residence. Exception cleared.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 768. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.40months reserves Years Self Employed Borrower has 2.25 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205413	f149712b-ba96-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 2.7.		06/28/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203645	61ae3999-b096-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.		07/02/2019: Received corrected appraisal. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.73% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.50 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301203645	98fbccb0-5897-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/28/2019: Received satisfactory verification of business. Timing requirement met. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 762 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.73% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204392	1dbd7f94-5398-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Score is 2.7		06/28/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204463	d00f1f4c-d799-e911-bdd2-f4e9d4a75ba2	2664		QM/Non-HPML		Credit		Missing Purchase contract addendum	Missing purchase contract addendum reflecting Seller Credit of $X,XXX.XX as reflected on Final CD.	7/3/19 Please rescind this condition. The purchase contract did not have anything about a seller credit to the borrower so the fact that one was given has no impact on this loan and is to the borrower's benefit.	07/08/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738 Full Documentation The loam is full documentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301204463	005e50cb-d799-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.4		07/01/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 738 Full Documentation The loam is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227045	82717a1f-13a4-e911-bdd2-f4e9d4a75ba2	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	07/31/2019: please see attached tax transcripts, pls clear	08/01/2019: Lender provided 2 years Tax Transcripts. Exception cleared.	Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227085	9139eb54-959b-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the co-borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/08/2019: Please see attached.	07/08/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.87% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 801 Reserves are higher than guideline minimum UW Guides required no reserves, loan qualified with 8 months’ reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207056	37ca37aa-d78e-e911-bdd2-f4e9d4a75ba2	28		QM/Non-HPML		Credit		Appraised value unreasonable
Appraised value of $X,XXX,XXX.XX appears to be unreasonable. The appraiser used excessive adjustments on all 3 comparable sales to determine value.  Net adjustments ranged from 3.1% to 35.3% and gross adjustments from 24.9% to 51.6%.  The comparables' sales prices range from $XXX,XXX.XX to $X,XXX,XXX.XX.  The square footage of all 3 comparable sales do not compare to the subject property.  Comparable 3 appears to be the most similar to the subject property but has a $X,XXX,XXX.XX downward adjustment for a kennel license reflecting a more commercial use and is not a viable comparable.  Excessive adjustments for comparable sale 1 and 2 for inferior site sizes due to the subject site being 800% larger and 600 sq. feet smaller in living area. Collateral risk score was 2.4 with additional client review suggested.
										6/21/19 XX: Please rescind and see the appraiser's comments on pages 12 and 13 of the appraisal provided. The appraiser notes his comparable search and that the comparables uesed are considered the best available at the time of the inspection and most representative of the property. The appraiser's comments on pages 12 and 13 support the use of the comparables and their adjustments.	06/25/2019: Audit reviewed Lenders response. Appraisal is sufficient. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Years Self Employed Borrower has 20 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301207056	52790737-3391-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/24/19 XX: Please see attached. The information was obtained and reviewed by the Senior Underwriter, XXXXX XXXXX.	06/25/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.63% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 Years Self Employed Borrower has 20 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220451	c246ccaa-e0a3-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Compliance or Admin Fee in section H of the final Closing Disclosure is missing the name of the Payee. It must list the party ultimately receiving the payment. Under 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301214607	a9174ffd-61a2-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	An AVM was provided with a value of $XXX,XXX.XX with a variance of -12.50%. AVM not within acceptable tolerance. Please provide updated review.		07/17/2019: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.07/15/2019: Variance not within acceptable tolerance. Review appraisal required. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216475	d235cb46-4da2-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing Review Appraisal		07/12/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the Submission Summary Report was located on page 478 with a Risk Score of 2.4, therefore no Appraisal review is required for subject loan program. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301216465	e24213fa-179c-e911-bdd2-f4e9d4a75ba2	23		QM/Non-HPML		Credit		Failure to obtain Credit Report	A credit report for the borrower was not provided.	07/11/2019: XX -See attached Credit Report.	07/11/2019: Lender provided credit report. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.20 months reserves Years Self Employed Borrower self-employed 8.42 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216465	846b22d1-179c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/08/2019: CDA	07/09/2019: A CDA was provided with a value of $XXX,XXX.XX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.20 months reserves Years Self Employed Borrower self-employed 8.42 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205564	c4876182-f0a5-47e6-b50b-c525254f13b7	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	Added Exception base on property tax amount received: The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD and letter of explanation.	7/15 pls see attached revised cd lox trck, pls clear	07/24/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.07/17/2019: The corrected CD, LOX, and proof of delivery were provided; however, the LOX only indicated there were clerical errors on the Closing Disclosure. eRegs requires the lender to explain what was corrected on the disclosure. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205564	227ec91d-2463-4b05-9340-de940cd64b2d	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	Added Exception base on property tax amount received: The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years #1 - #30 $X,XXX.XX. The calculated payment amount is Years #1 - #30 $X,XXX.XX. The lender’s property taxes are incorrect. Provide corrected CD and letter of explanation.	7/15 pls see attached revised cd lox trck, pls clear	07/24/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.07/17/2019: The corrected CD, LOX, and proof of delivery were provided; however, the LOX only indicated there were clerical errors on the Closing Disclosure. eRegs requires the lender to explain what was corrected on the disclosure. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205564	752ffe19-5e62-40c3-ae4c-cf33d70373c0	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	Added Exception base on property tax amount received: The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation and proof of delivery.	7/15 pls see attached revised cd lox trck, pls clear	07/24/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'. 07/17/2019: The corrected CD, LOX, and proof of delivery were provided; however, the LOX only indicated there were clerical errors on the Closing Disclosure. eRegs requires the lender to explain what was corrected on the disclosure. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205564	fe1e73fb-1ba3-e911-bdd2-f4e9d4a75ba2	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	Added Exception base on property tax amount received: The final CD is completed in error for required data under the Escrow Account section, page 4 of 5. Provide re-disclosed CD and letter of explanation.	7/15 pls see attached revised cd lox trck, pls clear	07/24/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.07/17/2019: The corrected CD, LOX, and proof of delivery were provided; however, the LOX only indicated there were clerical errors on the Closing Disclosure. eRegs requires the lender to explain what was corrected on the disclosure. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205564	2b7ae968-1b9c-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Missing Lender's calculations for subject property taxes in the amount of $XXX.XX. Certificate of Taxes in file indicates annual taxes of $X,XXX.XX or $XXX.XX monthly.	7/5/19 XX: Please see the attached AUS with the correct property taxes that match the tax bill on file.	07/10/2019: Lender provided corrected AUS with taxes updated. Other conditions added based on property tax amount received Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205564	ed09ef84-cd9c-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	AUS (XX) in file is incomplete. Item #7 Lender Credit under Verification Messages/Approval Conditions is incomplete.	7/5/19 XX: Please see attached.	07/10/2019: Lender provided corrected AUS. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301205564	f91ccd7c-189c-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Guidelines require copy of the lease, security deposit, and either 25% equity or evidence of employment relocation over 100 miles from current primary when primary home is converting to a rental. File is missing proof of payment to borrower of $X,XXX.XX for security deposit.	7/5/19 XX: Please rescind as a copy of the $X,XXX.XX security deposit check was included on page 397 of the original submission.	07/10/2019: Lender provided documentation for security deposit for departing residence. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301205564	8d498e81-199c-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for departing residence on the final application not provided. File contains copy of appraisal, however, unable to determine of property taxes are accurate. In addition, missing evidence of insurance.	7/5/19 XX: Please rescind as evidence the REO/departing residences is escrowed is included on page 82 of the original submission. The mortgage statement verifies the total payment as $X,XXX.XX. A VOM from the lender gives the payment breakdown in Part II. In Question #11, it verifies that the "payment with taxes & insurance" is $X,XXX.XX. This is sufficient to show that a mortgage is escrowed as it states both taxes AND insurance are included in the payment.	07/10/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.20 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301205562	6ab6f4a1-b7a2-e911-bdd2-f4e9d4a75ba2	822		QM/Non-HPML		Credit		Assets are not sourced/seasoned	The statement for account #3 on final application reflects a deposit of $XX,XXX.XX on XX/XX/XXXX. There is no evidence in the file documenting the source of the deposit. Please provide statement from 401k account that loan request originated to complete sourcing.	07/22/2019: See attached required 401K statement for the co-borrower.	07/22/2019: Audit re-analyzed asset documents, and has determined that the source of deposit was submitted and is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum Loan qualified with DTI of 30.54% FICO is higher than guideline minimum Loan qualified with FICO of 792 Disposable Income is higher than guideline minimum Loan qualified with disposable income of $XX,XXX.XX.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301211145	b0778aeb-e797-4887-a3e3-150933975d8e	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		07/23/2019: Audit reviewed lenders rebuttal, Lender provided the Sellers CD to verify the seller paid fees. Condition cleared.	No Mortgage Lates UW Guides require 0x30 lates within the most recent 12 months, credit report verifies 0x30 lates within the most recent 99 months. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualifies with FICO of 785 Reserves are higher than guideline minimum UW Guides requires 0 months reserves , loan qualfiies with 0.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211145	72b8deff-3da3-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the executed final Settlement Statement or Closing Disclosure verifying the co borrowers investment property listed on the final application was/were paid off and Borrower netted sufficient cash to close and/or reserves.		07/23/2019: Lender provided the Final Settlement statement verifying that the co-borrowers investment property was paid off. Condition cleared.	No Mortgage Lates UW Guides require 0x30 lates within the most recent 12 months, credit report verifies 0x30 lates within the most recent 99 months. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualifies with FICO of 785 Reserves are higher than guideline minimum UW Guides requires 0 months reserves , loan qualfiies with 0.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211145	47bc587e-3ea3-e911-bdd2-f4e9d4a75ba2	910		QM/Non-HPML		Credit		Missing final application (1003)	Missing complete final loan application for the borrower. The employers phone number is missing.	7/18 CM: Please see attached.	07/18/2019: Audit reviewed attachment. Lender provided a complete final loan application which included the employers phone number. Condition Cleared.	No Mortgage Lates UW Guides require 0x30 lates within the most recent 12 months, credit report verifies 0x30 lates within the most recent 99 months. FICO is higher than guideline minimum UW Guides require a FICO of 680, loan qualifies with FICO of 785 Reserves are higher than guideline minimum UW Guides requires 0 months reserves , loan qualfiies with 0.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206351	735e27cf-e59c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 2.6.		07/09/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207176	1e35dedd-ef9d-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Estimated copy in file. Additional conditions may apply.		07/15/2019: Received certified settlement statement verifying liens paid and netting sufficient cash to close. Condition cleared.	Years in Field Borrower has 15 years in Field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 29.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.92%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301235872	21c2bbfc-19a4-e911-bdd2-f4e9d4a75ba2	16		QM/Non-HPML		Credit		Failure to obtain Flood Certificate	File is missing Flood Certificate.		07/22/2019: Audit reviewed Lenders response, Lender provided the Flood Certificate. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.20 months reserves Years in Primary Residence Borrower has resided in subject for 7 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301235872	6c82e770-19a4-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Estimated, copy in file. Additional conditions may apply.	07/30/2019: JL - Please see the attached Final Sale Settlement Statement for XXX XXX	07/31/2019: Audit reviewed executed/true & certified Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.20 months reserves Years in Primary Residence Borrower has resided in subject for 7 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206778	290406d7-f29c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/10/2019: Please see attached.	07/10/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.77% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Years Self Employed Borrower has 26 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206778	f2fc4cf1-f29c-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The REO section of the final loan application is missing the gross rent income amounts on pages 3 and 5 the lender used. Additional conditions may apply.	07/10/2019: Please see attached.	07/10/2019: Audit reviewed updated Final 1003, and has determined that documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.77% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Years Self Employed Borrower has 26 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301206778	d9842ad7-f39c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score of 5.	07/09/2019-The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.		DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.77% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Years Self Employed Borrower has 26 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207175	cce3ed9c-63a9-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	Final Hud-1 from (departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	7/26/19 CM: Please see attached.	07/29/19: Lender provided settlement statement for departing residence, exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.9 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 41.66%, loan qualified with DTI of 41.66% FICO is higher than guideline minimum UW Guides require FICO of 771, loan qualified with FICO of 771				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220199	61bcdaf6-0b2b-46ec-b063-aee1e5a68acf	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	QM Points and Fees exceed threshold. $XX,XXX.XX > $XX,XXX.XX, the maximum Points and Fees permitted under QM, by $X,XXX.XX.	07/08/2019: pls see attached qm pass which was included in original credit upload, pls rescind	07/11/2019: Audit re-analyzed QM worksheet and has determined the Points and Fees are within tolerance. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744 Years Self Employed Borrower has 10 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301220199	209a47e2-159d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/15/19: The lender provided the source of the information, and the name and title of the lender's employee who obtained the information. Condition cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744 Years Self Employed Borrower has 10 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218156	7c319fa9-57a3-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	07/17/2019: JL - Please see the attached VOB approval.	07/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.71% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 699 Reserves are higher than guideline minimum UW Guides require 3 months reserves, loan qualified with 11.70 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207172	769a3365-fa4d-4b58-85a1-1cdc6229e4b4	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing Sellers Closing Disclosure.	07/22/2019: Please see attached.	07/22/2019: Audit reviewed attachment. Lender provided the Seller Closing Disclosure. Exception cleared.7/8/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207167	4579d696-b0a1-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for the Co-Borrower.		07/17/2019: Audit reviewed Lender response, Lender provided the source of the VOE and provided the name and title of the lender's employee who obtained the VOE. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207167	c227361a-b0a1-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification for borrower's previous employment to establish two year employment history was not provided.		07/17/2019: Audit reviewed Lender response, Lender provided VOE for prior employment. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207167	368626d6-b0a1-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Estimated Settlement Statement was provided in the loan file.	07/23/2019: JL - Please see the attached Final Settlement Statement for the sale of XXXX XX XXXX XXX	07/24/2019: Lender provided Final ALTA Settlement for departing property. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.49% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211150	11e4d061-5497-4562-a4b8-7ab007122588	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The St License ID) of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		7.22.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years in Field Borrower has 14 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.72%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301211150	47ef98ed-a0ac-e911-abc7-f4e9d4a75a52	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current 2019 Balance Sheet for Schedule C Business on 2019 tax return. Per appendix Q, Balance Sheet is required in order for the loan to be classified as a Qualified Mortgage.	7/26/19 CP: Please rescind. The schedule C listed on the tax returns is for the borrower's wife who is not on our loan.	07/29/19: After review of the lender rebuttal and the loan file, exception rescinded.	Years in Field Borrower has 14 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.72%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301211150	86f35918-a1ac-e911-abc7-f4e9d4a75a52	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD 2019 P&L Statement for Schedule C Business on 2019 tax return. Per appendix Q, Profit & Loss Statement is required in order for the loan to be classified as a Qualified Mortgage.	7/26/19 CP: Please rescind. The schedule C listed on the tax returns is for the borrower's wife who is not on our loan.	07/29/19: After review of the lender rebuttal and the loan file, exception rescinded.	Years in Field Borrower has 14 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 790 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.72%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301213522	d3b09717-6da2-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	The Borrower's income is required to be documented with a paystub dated within 30 days of closing. The loan file contains a paystub dated X/XX/XXXX. Copies of the Borrower's paystub dated within 30 days are required to fulfill guidelines and QM requirements.		07/22/2019: Audit reviewed Lenders rebuttal, Audit confirmed lenders response that paystubs can be dated up to 120 days prior to application. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,775.28 in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227796	3568b0b5-c59d-e911-bdd2-f4e9d4a75ba2	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	Loan application is missing the telephone number for the co-borrower's employer.		07/16/2019: Received application with co-borrower's employer's phone number. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.94% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 22 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require zero dollars in disposable income, loan qualified with $4423.18 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227796	39a3811b-c69d-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Missing executed HUD settlement statement from the sale of borrowers prior home with net proceeds of at least $XXX.		07/19/2019: Audit reviewed Lenders response, Lender provided Sellers CD evidencing sufficient net proceeds. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.94% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 22 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require zero dollars in disposable income, loan qualified with $4423.18 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214560	f055da40-1fa3-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Missing final, executed HUD 1 or closing disclosure from sale of borrower's former home, with net proceeds of at least $XX,XXX.		07/31/2019: Audit reviewed Lender response, Lender provided the Seller's CD from the departing residence. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.33% Disposable Income is higher than guideline minimum UW Guides require zero dollars in disposable income, loan qualified with $10,197.28 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301214680	55a96c0f-219c-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	Final loan application in file is incomplete. Missing Yrs employed in this this line of work/profession for the borrower.	7/9/19 CM: Please rescind as years employed in the line of work/profession is not a requirement on the 1003. Years on This Job already verifies over 2 years of employment history, which is all that is needed.	07/25/2019: Missing information sourced from other file documents. Loan will be graded a B.07/12/2019: Audit escalated to Management, awaiting further direction/confirmation from Client on the issue for employment fields. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6 months reserves. Years on Job Borrower has 6.67 years on job. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,500 in disposable income.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301214680	d137b0d2-109a-e911-bdd2-f4e9d4a75ba2	1703		QM/Non-HPML		Credit		Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects an alert. Evidence the Lender addressed alert not provided. Subject property address is XXX miles from the Borrowers employment. Additional conditions may apply.	7/9/19 CM: Please rescind as the alert was already addressed, which was provided in the loan file. The new primary is less than X miles from the borrower's current primary. There is no concern with the distance and Underwriter comments were already provided with the alert. Please see attached and rescind.	07/12/2019: This red flag was addressed at origination. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 6 months reserves. Years on Job Borrower has 6.67 years on job. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $7,500 in disposable income.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301216473	bca5a3e9-cb9d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for B2.		07/15/19: The lender provided the source of the information, and the name and title of the lender's employee who obtained the information. Condition cleared.	Years in Field Borrower has 21 years in Field FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 48 months’ payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216670	cc5f41bc-fbe1-4b6c-82e5-3c0dfd6a69bb	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	7/18/2019: Please see attachment	07/19/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.07/11/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301280956	e1217717-826b-4d2e-826d-280e660bbbc7	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title endorsement fee and premium for lender coverage are reflected in section C of the final Closing Disclosure. The borrower did not shop for their own title service provider and used the provider on the WLSP. The title service provider should be listed in section B of the CD. Provide corrected CD and letter of explanation to the Borrower.		8/14/2019:Corrected post close CD issued to borrower with explanation letter. Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 17.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301280956	1be14e36-90be-e911-abc7-f4e9d4a75a52	2664		QM/Non-HPML		Credit		Missing Purchase contract addendum	Missing ratified purchase contract addendum specifying seller paid closing costs in the amount of $X,XXX.	8/15/19 JG Please rescind this condition. The seller paid more than the $5,000 on the purchase agreement which was to the borrowers benefit and an addendum should not be necessary.	08/20/2019: Audit reviewed Lenders response. Exception rescinded.08/19/2019: Audit reviewed Lender's response and has determined the seller's credit was not listed on the purchase contract; therefore, unable to determine if the seller's credit was correct. The $X,XXX.XX mentioned by the Lender was not found on the purchase contract in the XXXXX file. Please provide addendum reflecting the $X,XXX that was mentioned. Condition remains.	Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 17.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301216667	17899617-da9c-e911-bdd2-f4e9d4a75ba2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Broker.	there are no ownership affiliations, please clear	07/12/2019: Attestation provided. Exception cleared.07/02/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.01% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301216667	9ae0ba48-da9c-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing Tax Returns for XXXX and XXXX and XXXX W2 for Borrower.	Borrower is a wage earner with no rental income or self employment income. Start and end dates covering a two year history must be document with either a written or a verbal VOE. Borrower has worked at the same employer since 2007 verified with the Verbal VOE- 2 years of tax returns and W2's are not required. Please Rescind	07/12/2019: The VVOE verified over 2 years of employment and the loan file contained the required income documentation per the AUS, which were the pay stub and prior year W-2. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.01% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301218073	eaac9dc5-52a3-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing Initial CD in file.	07/16/2019: Please see attahcment07/11/2019: Please see attachment	07/17/2019: Lender provided verification of borrower's receipt of CD 3 days prior to consummation. Condition cleared.07/16/2019: Lender provided initial CD; however, did not provide verification of borrower's receipt of CD 3 days prior to consummation. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216664	73b778bc-939d-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Missing final/executed HUD 1 statement from the sale of borrower's former primary home, netting at lease $XXX,XXX.XX		07/15/19: Lender provided the signed/certified settlement statement for the sale of the borrower's previous residence, evidencing liens paid and sufficient cash to close. Condition cleared.	Years in Field Borrower has 20 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.40% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216664	e6a51074-939d-e911-bdd2-f4e9d4a75ba2	919		QM/Non-HPML		Credit		Missing verbal verification of employment	Missing verbal verification of employment of borrower's current job.		07/15/19: Lender provided the VVOE for the borrower's current position. Condition cleared.	Years in Field Borrower has 20 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.40% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301216664	29ee165b-939d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file, CU score is 3.7		07/09/2019-The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Years in Field Borrower has 20 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.40% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301217280	4aee7a8c-419f-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final loan application (1003) is incomplete. Missing business phone number and Yrs employed in this line of work/profession for each borrower. In addition, missing business phone for co-borrowers previous employer.		07/29/2019: Missing information sourced from other file documents. Loan will be graded a B. Exception downgraded.7/15/2019: Audit escalated to Management, awaiting further direction/confirmation from Client on the issue for employment fields. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 43.30 months reserves Years on Job Borrower has 7.58 years on job. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $14,919.84 in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301217893	6b2113a8-439f-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and/or reserves was not provided. ALTA Settlement state in the loan file is an Estimate. Additional conditions may apply.		07/15/2019: Received certified settlement statement verifying liens paid and netting sufficient cash to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.02% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 782 Years on Job Borrower has 14 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252541	d999c8bc-59ae-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS reflects a maximum allowable DTI of 42.20%. Due to the improper calculation of debts, the actual DTI is 52.24%."
TH 7/30/19: Please rescind. It appears you are counting the XXXX XXXXXXX, XXXXX Card and XX XXXX payments. Please see page 130 showing this has been paid in full for XXXX. See page 141 to show that XXXXX has been paid down to a balance of $XXX.XX. Since this is a revolving account we would take the higher of 5% of the balance or $XX. Since 5% would be under $XX we would use $XX for the estimated payment. See page 147 to show that US bank has been paid in full as well. The funds used to pay these debts off/down would have come from the assets that were already verified in the XXXXXXXXX 401K account. We would have an extra $XX,XXX once these debts have been backed out of available funds.
											07/30/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 4.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 715 Years in Field Borrower has 25 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301252541	6c8d1405-ccaf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report not provided. CU Score 3.5		07/26/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 4.90 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 715 Years in Field Borrower has 25 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253965	d94ddfbd-7dad-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects an Aggregate Adjustment in section G of $X.XX, however, Lender added this amount to the escrows; Aggregate Adjustment should be deducted. Provide re-disclosed CD and letter of explanation.	07/30/2019: Please see attachment	07/30/2019: Lender provided LOE and PCCD with correct amount for aggregate adjustment in section G. Exception remains downgraded.7.23.19: Non-material per SFIG guidance, loan will be graded a B for all agencies	Years in Field Co-borrower has 8 years in field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $17,249.08 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301253965	f7a89b72-7cad-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	The final loan application (1003) is missing business phone number for borrowers current employer (pg.1 of application) and self-employment business. In addition missing business phone number and business address for co-borrowers self-employment.	TH 7/29/19: Please see attached 1003 showing the borrower's schedule C phone number. The information for the co-borrower's schedule C business because we are not using any income from this business.	07/29/2019: Fully completed application provided. Condition Cleared	Years in Field Co-borrower has 8 years in field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $17,249.08 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301253965	7a2bcd1b-7dad-e911-abc7-f4e9d4a75a52	1693		QM/Non-HPML		Credit		Missing LOE	Missing LOE from borrower regarding distance from subject to place of employment #3 (page 2 of loan application). Distance is XXX miles or XX hours from subject. Additional conditions may apply.	TH 7/29/19: Please see attached occupancy map. The borrower is moving XX miles from their current primary and has been making this work for the past six months. Please rescind.	07/29/2019: Lender provided documentation verifying distance from current residence to subject property is less than XX mile and borrower has been commuting to business. Exception cleared.	Years in Field Co-borrower has 8 years in field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $17,249.08 in disposable income FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301218064	1077c64e-66a2-e911-bdd2-f4e9d4a75ba2	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX,XXX.XX less cash to close $XX,XXX results in $XX.XX shortage of funds to close. Additionally, the Borrower is paying off revolving accounts in the amount of $X,XXX at closing. At audit the lender used 100% of funds held in stocks, at audit 70% of the funds was used.		07/22/2019: Audit reviewed Lenders rebuttal, Lender advised that stocks can be used at 100%, verified guidelines. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757. Years Self Employed Borrower has 14 years Self Employed. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $6,177.28 in disposable income.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301229624	68565f39-87b2-424c-9338-01e1219654cf	3182		QM/Non-HPML		Compliance		Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD reflects Title - Archiving Fee and the LE dated XX/XX/XXXX reflects Title - Scanning/Storage Fee. The naming convention is not consistent. Provide corrected CD and letter of explanation to the Borrower.		08/12/2019: Audit review of the Post Closing CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.07/17/2019: The corrected CD, LOX, and proof of delivery were provided; however, the LOX only indicated there were clerical errors on the Closing Disclosure. eRegs requires the lender to explain what was corrected on the disclosure. Exception remains. 07/09/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301218296	82c105ea-2b14-4cee-885c-748dd172230d	1698		QM/Non-HPML		Compliance		Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure not provided within 3 business days of application date.		07/11/2019: This finding is deemed non-material and rated EV2.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301218296	2134229d-3a0c-4396-824d-f0d42c6603e8	1749		QM/Non-HPML		Compliance		Special Information Booklet not provided within 3 business days of application date.	Home Loan Toolkit not provided within 3 business days of application date. The Home Loan Toolkit was provided on XX/XX/XXXX, the application date was XX/XX/XXXX.		07/11/2019: This finding is deemed non-material and rated EV2.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301218296	308d16fe-27a4-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 3.4		07/12/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301218793	0d9123e9-599f-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.		07/16/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.93% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Years Self Employed Borrower has 6 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241720	013cb079-27a1-489a-8caf-5f98776d6c2c	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	07/14/2019: Please rescind as the attached disclosure was included in the loan package	07/16/2019: Lender provided Affiliated Business Disclosures. Exception cleared.07/10/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301225067	58344789-d6a4-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	AUS requires 2 months' bank statements. The loan file is missing 2 months bank statements for Bank #2.	07/25/2019: Bank #2 Savings #XXXX is a quarterly statement covering Jan, Feb, and March. Please Rescind	07/26/2019: Audit reviewed Lender's response and has determined the statement for account #2 covers a three month period. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 67 months payment history with no late payments reported Years on Job Borrower has 13 years on job				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301220449	52e29029-99a1-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. No Cure.	07/17/2019: pls see attached, pls clear	07/17/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220449	e67d2ceb-98a1-e911-bdd2-f4e9d4a75ba2	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing Seller's CD. Seller costs not reflected on Borrower's CD or in file.	pls see attached, pls clear	07/18/2019: A Post-Closing Seller CD was provided, reflecting the fees paid by the Seller that were not disclosed on the consumer CD at origination. Exception downgraded to B grade.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301220189	7e9c9404-e3ab-43b9-9789-b5178a8aed67	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is not in the file. No cure.		07/26/2019: Received initial closing disclosure. Mail box rule timing requirement met. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301220189	32d08365-46ae-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing a CDA report.		07/26/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301219403	4eeb7fc1-5a30-494f-8983-3ac0d2d79869	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file. No Cure - Missing document not provided.	07/14/2019: please see attached	07/16/2019: Lender provided WLSP for initial LE. Condition cleared.07/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301226915	b1841948-32a3-e911-bdd2-f4e9d4a75ba2	1470		QM/Non-HPML		Credit		Failure to Obtain VOE	File is missing the Verification of Business	07/19/2019: JL -Please see the attached VOB (that was sent with the initial loan delivery docs) and the VOB approval.	07/22/2019> Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765 Years in Field Borrower has 20 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.32%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301226915	8ec763c0-31a3-e911-bdd2-f4e9d4a75ba2	912		QM/Non-HPML		Credit		Missing credit report	File is missing the Credit Report.	07/19/2019JL - Please see the attached Credit Report.	07/22/2019: Lender provided credit report. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 765 Years in Field Borrower has 20 years in Field DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.32%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220174	6ae8480b-06a8-e911-bdd2-f4e9d4a75ba2	919		QM/Non-HPML		Credit		Missing verbal verification of employment	File is missing evidence of verbal verification of employment for the borrower's current employment dated within 10 days prior to the Note date as required by DU.	07/30/2019: JL - Please see the attached VVOE	07/31/2019: Variance to DU feedback/guideline approved for lender by GSE. This finding is deemed non-material and graded B for all agencies. Exception downgraded.	Years in Field Borrower has 4 years verified in the same field. Years in Primary Residence Borrower has resided in his primary residence for 1.5 years. Reserves are higher than guideline minimum AUS required no reservesa, loan qualified with 27 months rerserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301225063	2bb38261-54a4-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report Fee in Section B of the Final Closing Disclosure is missing the correct payee. Provide corrected CD and letter of explanation to the borrower.		07/22/2019 : A Post Closing CD in the loan file corrected the Credit Report Payee. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301225063	6f4c2d44-5f98-4b89-a6f6-67f405e56142	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing Seller's Closing Disclosure.		07/19/2019: Audit reviewed Lenders response, lender provided the missing sellers CD. Condition cleared.7/11/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301225059	83a35470-d9a4-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	The final application is missing the number of years owned on the borrower and co-borrower's final 1003.	07/24/2019: 7/24/19 CP: Please rescind this condition. Both of the borrower's drivers licenses are in the file reflecting the 1003 addresses and both of the ID's were issued in XXXX. Since we know this information we would know that the borrowers meet the 2 year residence history requirement.	07/26/2019: Missing information sourced from other file documents. Loan will be graded a B07/25/2019: Audit reviewed the Lender Rebuttal, and has determined that the although this is not a regulatory or guideline requirement, the client’s statement of work requires the completeness of the 1003. Missing data in a field would be considered incomplete. Condition remains.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 5.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.59% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301225059	ecf33971-daa4-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	The REO section reflects property $X with Other amount of $X,XXX.XX, however there is no documentation in the loan file to support this amount. Additional conditional conditions may apply.	7/23/19 CP: Please rescind this condition. Subtracting taxes, insurance, mtg interest paid, and depreciation from the total expenses on the tax returns results in leftover expenses of $XX, XXX. This figure divided by 12 months is $XXX.XX. After adding the actual HOI monthly payment for this property ($XX.XX) this gives us our figure for the other expenses.	07/24/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 5.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.59% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301241717	1bbf80e0-c0a1-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was/were paid off and Borrower netted sufficient cash to close and/or reserves.	7/23/19 CM: Please see attached.	07/24/2019: Audit reviewed the Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.91% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 Years on Job Borrower has 3.5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241717	6ab7443f-9ca1-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.	07/08/2019: CDA posted to trailing docs 7/8	07/09/2019: A CDA provided reflecting a value of $635,000.00 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.91% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724 Years on Job Borrower has 3.5 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233616	f3e0c01c-1ea3-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Departing Residence Appraisal Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.	7/31/2019: see attached revised cd /lox pls clear	08/01/2019: Received explanation letter and post consummation closing disclosure correcting Section B. Condition cleared. Loan will be rated a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 27.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301233616	db150533-17a3-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	An Appraisal Rush Fee was not reflected in section B of the Closing Disclosure despite evidence of an Appraisal Report Rush fee in the file. The Appraisal Rush fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.	7/31/2019: see attached revised cd /lox pls clear	08/01/2019: Received explanation letter and post consummation closing disclosure correcting Section B. Condition cleared. Loan will be rated a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 27.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301233616	81cd4a30-0da3-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	A final application for the subject transaction was not provided. Final 1003 missing phone numbers for employers for both borrowers and years employed in profession for borrower.	7/23 CM: Please see attached.	07/23/2019: Audit reviewed the Final Application for missing phone numbers for employers for both borrowers and years employed in profession for Borrower and is deemed acceptable, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 27.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.48% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301227071	04f9f9c5-9da8-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing secondary valuation report.		07/18/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228879	a0f63bca-7234-40d8-9465-4eb4b1eccff7	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	Missing the initial CD as reflected on the lender disclosure tracking	07/19/2019: Please see attachment	07/19/2019: Lender provided Initial CD. Exception cleared.	FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 713 FICO. Disposable Income is higher than guideline minimum UW Guides require $823 in disposable income for family of 2, loan qualified with $8014 disposable income. Years Self Employed Non-occupant CB has been self employed for 5 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228879	002455bf-f4a3-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.	7/17/19 TH: Please see attached. The senior underwriter XXX obtained and approved/reviewed the VOB which is the CPA Letter.	07/17/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 713 FICO. Disposable Income is higher than guideline minimum UW Guides require $823 in disposable income for family of 2, loan qualified with $8014 disposable income. Years Self Employed Non-occupant CB has been self employed for 5 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228879	ea979672-67a3-e911-bdd2-f4e9d4a75ba2	29		QM/Non-HPML		Credit		Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of $XX.XXX less cash to close $XX.XXX.XX (includes $XX,XXX EMD) results in $X,XXX.XX shortage of funds to close		07/29/2019: Audit reviewed lenders response, Lender provided additional documentation for large deposit of $XX,XXX and documentation of the EMD for $XX,XXX being received and cashed, since the individual checks from the $XXXXX deposit are both under the large deposit threshold an LOX is not needed. Condition cleared.	FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 713 FICO. Disposable Income is higher than guideline minimum UW Guides require $823 in disposable income for family of 2, loan qualified with $8014 disposable income. Years Self Employed Non-occupant CB has been self employed for 5 years.				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301228879	f9955933-67a3-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Missing evidence of large deposit of $XX,XXX on XX/XX/XX into #XXXX. LOX for deposit of $XX,XXX on XX/XX/XX into #XXXX. Copies of checks in file missing LOX. Missing evidence and source of additional $XX,XXX EMD. Additional conditions may apply		07/29/2019: Audit reviewed lenders response, Lender provided additional documentation for large deposit of $XX,XXX and documentation of the EMD for $XX,XXX being received and cashed, since the individual checks from the $XXXXX deposit are both under the large deposit threshold an LOX is not needed. Condition cleared.	FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 713 FICO. Disposable Income is higher than guideline minimum UW Guides require $823 in disposable income for family of 2, loan qualified with $8014 disposable income. Years Self Employed Non-occupant CB has been self employed for 5 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228879	ee3d5eff-2ab7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.		08/07/2019: Audit reviewed the 2017 Tax Transcripts, and has determined that AUS item #17 was validated by said documentation submitted. Condition cleared.	FICO is higher than guideline minimum UW Guides require a minimum FICO score of 680, loan qualified with a 713 FICO. Disposable Income is higher than guideline minimum UW Guides require $823 in disposable income for family of 2, loan qualified with $8014 disposable income. Years Self Employed Non-occupant CB has been self employed for 5 years.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228317	18bf95a7-37a7-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		07/17/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Document previously provided. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227787	8bc3898c-994f-47b0-ae66-f93ac3664f18	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	07/23/2019: Please see attachment	07/24/2019: Lender provided verification of borrower's receipt of CD 3 days prior to consummation. Condition cleared.	Reserves are higher than guideline minimum UW Guides require $0.00 reserves, loan qualified with 15.6 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $11,211.21 in disposable income Years in Field Borrower has 23 years in Field				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301227787	92a1723b-39a3-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided, the loan file contained only an Estimated Closing Statement that was not signed/stamped. Additional conditions may apply.	7/23/19 CM: Please see attached.	07/24/2019: Audit reviewed executed/true & certified Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require $0.00 reserves, loan qualified with 15.6 months reserves Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $11,211.21 in disposable income Years in Field Borrower has 23 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301252241	d390048b-7da9-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The Settlement Agent License ID is missing. Provide re-disclosed CD and letter of explanation.		07/18/2019 : A Post Closing CD in the loan file reflected the Settlement Agent's License ID. Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.83% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.20 months reserves Years in Field Borrower has 27 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301252241	273120a9-6ba9-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	7/29/19 CP: Please rescind: The appraisal has the correct parcel number and we have an email from the title company explaining that they use the Tax ID number for their title commitments (page 426). We also have documentation from the county listing both numbers (page 448). This is clearly the subject property and there are no red flags between this discrepancy.	07/30/2019: Audit re-analyzed the loan file, and has determined that said documents were located on pages 426 and 448 within the original loan file. Audit review of the Lender's documentation provided deemed acceptable, condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.83% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.20 months reserves Years in Field Borrower has 27 years in Field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301252241	46bfd9b1-28b7-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.		08/08/2019: Audit reviewed the 2017/2018 Tax Transcripts, and has determined that AUS item #XX was validated by said documentation submitted. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.83% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.20 months reserves Years in Field Borrower has 27 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233463	b0e8af01-7fa8-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
Failure to obtain 3rd party verification of employment: The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided
										7/25/19 CP: Please see attached	07/26/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	Full Documentation Full documentation loan Years Self Employed Borrower has 5.17 years Self Employed FICO is higher than guideline minimum Loan qualified with a 755 Fico				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233463	4a2ecbec-7ea8-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX business returns not provided	7/29/19: Please rescind. The XXXX signature page is located on page 348 of the submission package. Attached here as well7/25/19 CP: Please rescind. The signed XXXX business returns are located on page 270 of the submission package	07/30/2019: Lender provided signed and dated signature page. Exception cleared.07/26/2019: Audit reviewed Lenders response, however; please signed and dated 2018 Personal Tax returns (Signed and dated page is missing). Exception remains.	Full Documentation Full documentation loan Years Self Employed Borrower has 5.17 years Self Employed FICO is higher than guideline minimum Loan qualified with a 755 Fico				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233462	347a7045-35a7-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	Final application is missing employer's business phone number.		07/25/2019: Missing information sourced from other file documents. Loan will be graded a B.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 772. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.50 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $10,214.45 in disposable income.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301229620	021378cd-28a7-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application) evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Only estimated copy in file. Additional conditions may apply.	7/26/19 CM: Please see attached.	07/29/2019: Audit reviewed executed/true & certified Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36 months FICO is higher than guideline minimum Loan qualified with a 740 Fico Full Documentation Full documenation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301232698	bcefea95-a0a4-e911-bdd2-f4e9d4a75ba2	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	7/16/19 JG See attached settlement statement.	07/17/2019: Audit reviewed executed/true & certified Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 11 months reserves, loan qualified with 17.2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 39.09%, loan qualified with DTI of 39.09% FICO is higher than guideline minimum UW Guides require FICO of 707, loan qualified with FICO of 707				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233614	65c81e8b-86a9-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
Failure to obtain 3rd party verification of employment: The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided
										7/26/19 CM: Please see attached.	07/29/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum Loan qualified with a 740 Fico Full Documentation Full documentation loan Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 9.90 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301251876	5043d6e8-beba-4c76-9de8-a02811d8744b	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing Sellers Closing Disclosure.	07/23/2019: Please see attached	07/23/2019: Audit review of the Seller Closing Disclosure is deemed acceptable, condition cleared.7/19/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237407	4f1f517e-4dae-e911-abc7-f4e9d4a75a52	77		QM/Non-HPML		Property		571 - Appraisal Missing	A CDA report was not provided.		07/26/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241266	dfa8c7aa-bea1-e911-bdd2-f4e9d4a75ba2	73		QM/Non-HPML		Credit		Failure to obtain Evidence of Self Employment	The loan application indicated that the borrower was self-employed. According to the program guidelines, documentation for a self-employed borrower requires an independent confirmation of self-employment, such as a copy of the business license or a letter from an accountant verifying the length and existence of the business. The loan file contained no verification of the borrower’s business, rendering the subject mortgage ineligible for delivery to the investor.	07/23/2019: Please see attached.	07/23/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.07/22/2019: Audit reviewed Lenders rebuttal, VOB is in the file, however, the following is needed The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 48.70 months Years Self Employed Borrower has 15 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301241266	46fafb65-bfa1-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/12/2019: The AVM report value of $XXX,XXX.XX to appraisal value of $XXX,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 48.70 months Years Self Employed Borrower has 15 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301255281	134b1fa8-feb2-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	The Business Phone on the final loan application was not provided.	08/01/2019: TH 7/31/19: Please see attached 1003 with borrowers employer's phone number	08/01/2019: Fully completed application provided. Exception Cleared.	Years on Job Borrower has 8 years on job Years in Field Borrower has 15 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 722				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301250468	fae72ca9-5e99-484e-8bd8-3915f0326579	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is not in the loan file. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		07/26/2019: Received initial closing disclosure and evidence it was acknowledged. Timing requirement met. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301250468	18d8138b-7aae-e911-abc7-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The (License ID of the Borrowers Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.		7/24/2019 : A Post Closing CD located in the loan file reflects the License ID for borrowers Real Estate Broker. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301250468	b9998e7e-79ae-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/25/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301235522	ce9174b0-d7a4-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.	07/12/2019: Trailing Docs	07/15/2019: A CDA provided reflecting a value of $XX,XXX.XX which is a 0% Variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237405	9ae671d9-b5a8-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	All pages of the final application were not provided. The complete HMDA page is missing.	07/25/2019: 7/25/19 CM: Please see attached.	07/26/2019: Lender provided HMDA pages. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 89.80 months reserves Years in Field Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $14,114.15 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301237405	8009d8e6-b5a8-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $XXX.XX reflected on final Closing Disclosure does not correspond with the monthly tax amount of $XXX.XX on the tax bill, title report and appraisal report. Provide third party evidence of tax calculation. Additional conditions may apply.	7/25/19 CM: Please rescind as the taxes used include the 2018-2019 Supplemental Taxes as well. Please see Note 5 and Note 7 on pages 11 and 12 of the title commitment.	07/26/2019: Audit reviewed Lenders response. Exception Rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 89.80 months reserves Years in Field Borrower has 15 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $14,114.15 in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301287029	aac72892-88bf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	08/20/2019: Please clear and see attached	08/20/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 loan qualified with FICO of 702 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.20% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 47.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301242555	2832151f-abbd-4918-914e-06db471f7902	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	Missing Seller's Closing Disclosure.	08/01/2019: pls see attached seller cd, pls clear	08/02/2019: Lender provided seller CD. Exception cleared.7/23/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301246688	6762f20b-b6b3-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	VVOE for the Co-borrower was found in the loan file, however it is dated > 10 days from the closing date.		07/31/2019: Variance to DU feedback/guideline approved for lender by GSE.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 57.60 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 32.46% FICO is higher than guideline minimum Borrowers qualifed with a high FICO of 788				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301287162	b69467ca-03c9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for borrower.		08/29/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 5.67 years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 702 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.61%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286416	de5fd2e3-60c3-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lender's worksheet for property tax calculations.	08/22/2019: Please rescind. Please see page 231 showing the tax bill that the millage rate would be X.XXX per $XXX of assessed value. We would multiply the sales price by .XXXX.	08/22/2019: Audit reviewed the Lender Rebuttal, and has determined that the millage rate located on page 231 times the sales price equals $XX,XXX.XX divided by 12 equals $X,XXX.XX per month. Lender validated tax calculations. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.30 months reserves Years on Job Borrower has 6.42 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286416	33f4bcd8-60c3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/22/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 757 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.30 months reserves Years on Job Borrower has 6.42 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301240633	167c416c-baad-e911-abc7-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The Sellers Real Estate broker Contact license ID is missing. Provide re-disclosed CD and letter of explanation.	Please see attachment	08/01/2019: Audit review of the Post Closing Disclosure reflecting the Sellers Real Estate Broker's Contact license ID deemed acceptable, condition cleared.7/23/2019 : A Post Closing Disclosure in the loan file reflected the Sellers Real Estate Broker's Contact license ID. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301240633	9f0eb3f6-baad-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		07/26/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260936	894112a8-70ce-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report was not provided in file. CU Risk Score is 3.7		09/04/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260132	d51c343e-abc5-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines
The AUS (DU) reflects a maximum allowable DTI of 42.01%.  Due to the improper calculation of income, the actual DTI is 44.82%.  Lender based monthly income of $X,XXX.XX on annual income of $XX,XXX reflected on written verification of employment (WVOE).  However, lender calculated monthly income does not support annual income.  Lender acknowledges on income worksheet "YTD monthly average of $X,XXX.XX below expected income of $X,XXX.XX". Additional documentation may be obtained to support used of base rate. Borrowers last increase in income was XX/XX/XXXX. File missing LOE from Lender why higher income was used.
											08/27/2019: Audit reviewed lenders response, Lender provided paystubs showing year to date earnings verify the higher income of $XXXX.XX, verified WVOE did not include Holiday, sick or vacation income. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Years in Field Borrower has 15 years in field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 29.60 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301260132	f916f15a-aac5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for the borrower. VVOE for the borrower provided in the loan file is dated XX/XX/XXXX, which is not within 10 days of the note date.		8.23.19: Variance to DU feedback/guideline approved for lender by GSE. Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Years in Field Borrower has 15 years in field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 29.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260132	6eb78620-acc5-e911-abc7-f4e9d4a75a52	1693		QM/Non-HPML		Credit		Missing LOE	Missing LOE from Lender regarding using higher monthly income of $X,XXX.XX vs YTD monthly income of $X,XXX.XX reflected on WVOE. Lender acknowledges on income worksheet "YTD monthly average of $X,XXX.XX below expected income of $X,XXX.XX". Additional documentation may be obtained to support used of base rate. Borrowers last increase in income was XX/XX/XXXX.		08/27/2019: Audit reviewed lenders response, Lender provided paystubs showing year to date earnings verify the higher income of $XXXX.XX, verified WVOE did not include Holiday, sick or vacation income. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 786 Years in Field Borrower has 15 years in field Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 29.60 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301259921	5535db27-63c0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA/AVM was not provided. CU score 3.		08/19/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267912	61efd92a-d2be-e911-abc7-f4e9d4a75a52	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	An Appraisal Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Appraisal Invoice reflecting a fee of $XXX in the file. The Appraisal Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		08/16/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 8.14.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has 7.58 years self-employment Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267912	29a049bf-d1be-e911-abc7-f4e9d4a75a52	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License ID of the Borrowers Real Estate Broker is missing. In addition, all information for Borrowers Real Estate Broker is missing. Provide re-disclosed CD and letter of explanation.		08/16/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 8.14.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years Self Employed Borrower has 7.58 years self-employment Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267912	31a5455c-c6be-e911-abc7-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	TH 8/19/19: Please see attached tax bill showing that the appraisal is using the folio number for this property. Please see that APN on tax bill matches the title report and mortgage document and that this is clearly the same property. TH 8/16/19: Please rescind. The tax ID number on title matches the APN used on the appraisal. Also the address and the legal description are the same throughout the file.	08/20/2019: Lender provided verification the APN and Folio number used on the Appraisal, Title and Mortgage are for the same property. Condition cleared.08/19/2019: Audit reviewed Lender's response and has determined the APN on the mortgage does not match the APN on the title and appraisal. Condition remains.	Years Self Employed Borrower has 7.58 years self-employment Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301267912	9046e273-d0be-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS (DU) reflects a maximum allowable DTI of 42.886%. Due to the improper calculation of income, the actual DTI is 45.33%. Lender used $XX,XXX for borrowers income for 2018; actual income reflected in XXXX K-1 is $XX,XXX.
TH 8/21/19: Please rescind. Please see attached documentation provided with the original upload. Please see the first page of the XXXX business returns and the compensation of officers of $XX,XXX. Please see the 1099 for this business showing a total of $XX,XXX. Please see the first page of the XXXX schedule C showing the gross receipts of $XX,XXX. We would then go the net profit and add back the depreciation and subtract out the meals and deductibles and add back the mileage reporting on the XXXX at a rate of .XX/mile to get a total of $XX,XXX.XX for XXXX. We would be safe to add this into the W2 income portion of our calculator and include this in our income since this is all the same business. TH 8/19/19: Please rescind. see page 279 showing that the 1099 amount is the gross receipts for the schedule C business. This would be the same business and we would be able to add this into the XXXX portion of the income. TH 8/16//19: Please see attached income calculator showing that we were using the correct amount of income for this business the whole time according to AUS and the final loan application in file. Income for this business would be $X,XXX.XX and this is what we were using so our DTI of 42.89% would be correct in this case.

08/22/2019: Lender provided additional information for borrowers income. Exception cleared.08/20/2019: Audit reviewed Lender's response and has determined unable to use the 1099 income for XXXX as W2 income.  The tax returns do not reflect that income was earned as W2 income in XXXX.  The W2 income reflected on the income calculator does not match the 1099 mentioned by the Lender.  Unable to determine where income of $XX,XXX.XX was taken from. Condition remains. 08/19/2019: Audit reviewed Lender's response and income calculator provided and has determined the difference is in the XXXX income for business TTD of USA.  Lender included W2 income of XX,XXX.XX for XXXX.  Unable to determine where that additional income listed on the income calculator is coming from.  Documentation in file does not reflect W2 income in XXXX from that business.  Condition remains.
												Years Self Employed Borrower has 7.58 years self-employment Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301267912	c66acfea-d0be-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	TH 8/15/19: Please see attached showing that senior underwriter XXX obtained and cleared the VOB.	08/19/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Years Self Employed Borrower has 7.58 years self-employment Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267912	920a021c-d1be-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU for co-borrower.
08/22/2019: Audit reviewed the 2018 Tax Transcripts for co-borrower, and has determined that AUS item #XX was validated by said documentation submitted. Condition cleared.08/20/2019: Audit reviewed the Lender Rebuttal, as well as consulted Management, and has determined that regardless if needed or not, when the AUS reflects tax transcripts as being ordered then a copy of those transcripts are required. Condition remains. 08/16/2019: Audit reviewed the 2018 Tax Transcripts for the borrower, and has determined that AUS item #XX was validated by said documentation submitted. HOWEVER, MISSING 2018 Tax Transcripts for the CO-borrower as reflected on AUS item #XX dated 07/09/2019. Condition remains.
												Years Self Employed Borrower has 7.58 years self-employment Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 734				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286917	dd2408d4-55c8-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects Survey Fee in Section H versus Section C. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		08/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.79% Years in Field Borrower has 30 years Self Employed Full Documentation The loan is full documentation				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286917	ac098fb3-54c8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for Business 1, 2, 3, & 4.	8/28/19 CP: Please see attached	08/29/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.79% Years in Field Borrower has 30 years Self Employed Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286917	9c9ceb5a-55c8-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 30 days of note date as required per Appendix Q for loan to be deemed a Qualified Mortgage was not provided for borrower for business #3.	8/28/19 CP: Please rescind. Business #3 on the tax returns (XXX XXXXXXX XXXXX) is not generating any positive income so a VOB would not be required	08/29/2019: Audit reviewed Lenders response. Exception rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.79% Years in Field Borrower has 30 years Self Employed Full Documentation The loan is full documentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301260757	51a72971-5635-43e8-93ed-159eb3ac30f1	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence of any and all applicable Seller Paid fees applied to the transaction; in order for compliance testing to be completed.	08/26/2019: Please see attachment08-22-19 DI Please see attachment	08/26/2019: Audit reviewed executed Seller CD, and has determined that documentation submitted is deemed acceptable. Condition cleared. 08/23/2019: Audit reviewed Lenders response, however; CD provided does not disclose seller fees. Exception remains.08/20/2019: This finding is deemed non-material under SFIG and rated a “B”	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with a DTI of 33.55% Reserves are higher than guideline minimum : UW Guides require 0 months reserves, loan qualified with 14.8 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260757	136c6a39-b9c2-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score 3.1.		08/22/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 748 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with a DTI of 33.55% Reserves are higher than guideline minimum : UW Guides require 0 months reserves, loan qualified with 14.8 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259957	b51a5eab-a3bf-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by AUS guidelines was not provided for both borrowers'.	8/27/19 CP: Please rescind. UWM has a variance that allows for VVOE's to be within 30 days of the note date	08/28/2019: Variance to DU feedback/guideline approved for lender by GSE. Loan will be rated a B for all agencies.08/15/2019: Finding Deemed Non Material and will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0months reserves, loan qualified with over 3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Full Documentation The loan is full documentation				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259957	27da6d63-a4bf-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Documentation supporting the omission of the XXXXX payment not provide. Additional conditions may apply.	8/20/19 CP: Please rescind. The mortgage is paid by others and this begins on page 322 of the submission package	08/21/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0months reserves, loan qualified with over 3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Full Documentation The loan is full documentation				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301259957	48244f1f-a4bf-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final executed CD/Settlement stmt from departing residence on the final application evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.		08/27/2019: Audit reviewed Lender's response, Lender provided the Final settlement statement/final Sellers CD. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0months reserves, loan qualified with over 3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259957	65fa9533-a6bf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. . CU Risk Score is 4.6		08/16/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% Variance. Variance within acceptable tolerance. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0months reserves, loan qualified with over 3 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 723 Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290898	08db72f4-dec8-e911-abc7-f4e9d4a75a52	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	KB 9/3/2019 – Please see attached	09/04/2019: Lender provided Seller CD. Exception cleared.08/27/2019: This finding is deemed non-material under SFIG and rated a “B”	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 710 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.19% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290898	698f1d74-dfc8-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification for borrower's previous employer was not provided; which is required for the loan to meet criteria for Qualified Mortgage.	08/30/2019: Please rescind this condition as the previous employer XXXXX XXXXXXXXX is no longer in business. We submitted the first paystub to show he started at least XX/X/XX. We also included his XX/XX/XX Paystub and his last paystub on X/XX/XX. There is an explanation of the gap and the fact the business closed. I have attached again for your convenience.	08/30/2019: Audit re-analyzed the loan file, and has determined that sufficient evidence for previous employment was located on pages 791 (Business License), 107 (LOX) and 177-179 (Paystubs). Company is no longer in business, as verified by license. Pay stubs provided from XXXX, XXXX and final XXXX stub to verify 2 years of employment history. Letter of Explanation states length of employment and gap between last pay stub and new employment. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 710 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.19% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 26.60 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297025	19d133b8-34cb-e911-abc7-f4e9d4a75a52	2647		QM/Non-HPML		Credit		Fraud Alert not verified	The Third Party Fraud Report reflect(s) fraud alerts. Evidence the Lender addressed the alert not provided.	09/06/2019: please see attached, please rescind as this document was included in the loan pkg.	09/06/2019: Audit reviewed Fraud Report, and has determined that all Red Flags were resolved internally by the Lender (p295-addressed). Documentation provided within the original loan file is deemed acceptable. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.30 months reserves Years in Primary Residence Borrower has resided in primary residence for 9 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 818				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301297025	efe7e5d2-34cb-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Tax Transcript not provided as required by DU.	09/06/2019: Please see attached transcripts. Note that the schedule C business is for a non-borrowing individual based off of the SSN.	09/06/2019: Audit reviewed the XXXX Tax Transcripts, and has determined that AUS item #14 was validated by said documentation submitted. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 36.30 months reserves Years in Primary Residence Borrower has resided in primary residence for 9 years FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 818				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267905	71e263f3-c30c-4d68-920d-c8d90f05ebc9	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final closing disclosure contact information section is incomplete. The Real-estate Brokers Buyers & Sellers agents license ID is missing. Lender provided post funding CD with correction.	08/27/2019: Please see attached which was included in original upload, please rescind	08/27/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 703 DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267905	b0e3f007-69ee-4e67-b5fe-109e3e6b1531	3247		QM/Non-HPML		Compliance		Information required for General Information section not present in C.D.	The final CD has reflects an incorrect closing date. Lender provided a post funding CD with correction.	08/27/2019: Please see attached which was included in original upload, please rescind	08/27/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 703 DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267905	eccada5b-64c3-e911-abc7-f4e9d4a75a52	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final Hud-1 from departing residence on the final application) evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	8/22/19 CP: Please see attached property profile report showing that this house was sold to the party listed on the fully executed PA in the file	08/23/2019: Lender provided verification property was sold by borrower. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 8.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 703 DTI is lower than guideline maximum : UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257660	0dcbe856-55b2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided.	07/31/2019: JL- This is a NWHB loan. Two years of Tax Transcripts are not required. Please rescind this condition.	07/31/2019: Audit reviewed Lender's response and updated guidance given and has determined the DU does not require tax transcripts. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 53 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.34% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 754				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301257915	4229d583-41b2-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	2 years Tax Transcripts not provided as required by client.	7/31/19 JL- This is a NWHB loan. Two years of Tax Transcripts are not required. Please rescind this condition	07/31/2019: Audit reviewed Lender's response and per updated guidance DU does not require tax transcripts. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 month reserves, loan qualified with 5.30 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.42% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 774				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267038	c5ebd540-30cc-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date and less than 30 days prior to note date.	9/4/19 CP: Please rescind and see attached. All VOE and VVOE forms confirm both borrowers have a minimum of 2 years of employment history	08/31/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be rated a B for all agencies.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 790 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 29.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 24.18% DTI.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301267038	8ef903d3-30cc-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification within 30 days of note date for the borrower’s prior employer was not provided. Per appendix Q, a 24 month employment history is required; in order for the loan to be classified as a Qualified Mortgage.		09/06/2019: Audit reviewed lender’s rebuttal and agrees. Complete, signed gap letter was provided. Previous VVOE received 9/5. Condition cleared. XX/XX/XXXX: Received VVOE for borrower's previous employment. End date is XX/X/XXXX which is greater than 30 days before start of current employment. Gap explanation, page 71, is incomplete and unsigned. Please provide acceptable gap in employment letter. Condition remains.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 790 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 29.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 24.18% DTI.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267038	867c0035-31cc-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score is 3.		09/05/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	FICO is higher than guideline minimum UW Guides require 680 FICO, loan qualified with 790 FICO Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 29.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 24.18% DTI.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286414	b0a53938-a1c2-e911-abc7-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence on the final application evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Copy in file is estimated and not executed by borrower. Additional conditions may apply.		09/12/2019: Received certified settlement statement verifying home sold, lien paid and netting sufficient cash to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 80.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 749 Years in Field Borrower has resided in subject for 19 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260745	0f530a0d-9dc2-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date.	8/26 RF Disbursement date on CD is the same date as the effective date of the policy, effective X/XX, please rescind	08/27/2019: Audit reviewed Lender's response and has determined the effective date was after the Note date but active at time of review. Non-material finding, loan will be graded a B for all agencies.08/19/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO 791 Years on Job Borrower has 4 years on job Full Documentation Full income asset and income documentation in file				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259917	06f44abc-b6c5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/26/19 JL - Please see the attached VOB approval.	08/27/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualified with FICO of 743 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.87% Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259927	42200ba1-05c7-4611-a2b6-92ebaa57d72d	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The Contact St license ID of the Borrowers and Sellers Real Estate brokers are missing. Provide re-disclosed CD and LOE to the borrower.		08/30/2019: Received explanation letter and post consummation CD. Condition cleared. Loan will be rated a B for all agencies.08/20/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756 Years in Field Borrower has 8 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259927	15535d26-80c3-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note.	08/28/2019: The HOI policy that was uploaded has the Disbursement date of XX-XX-XXXX and that is acceptable. Please clear condition.	08/28/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Finding deemed non-material, loan will be graded a B for all agencies.08/20/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and coverage is sufficient.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 756 Years in Field Borrower has 8 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286124	41c94cdb-d2c5-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close and or reserves was not provided. Additional conditions may apply.	8/26/19 JG Please clear the condition based on the attached settlement statement for the sale of the present home.	08/27/2019: Audit reviewed executed/true & certified Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.5 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 26.14%, loan qualified with DTI of 26.14% FICO is higher than guideline minimum UW Guides require FICO of 743, loan qualified with FICO of 743				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260741	847f879f-0e9e-4ba7-b091-0f7f9bbefb1e	3174		QM/Non-HPML		Compliance		Incorrect disclosure of Origination Charges - Section A	The Broker Administration Fee is missing the payee. Provide corrected CD and letter of explanation to the Borrower.		09/10/2019: Received air bill, explanation letter and post consummation CD correcting Section A. Condition cleared. Loan will be rated a B for all agencies.08/30/2019: This finding is deemed non material per SFIG, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301260741	1546d288-53cb-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	he initial CD dated XX/XX/XXXX is missing from the loan file. The lender tracking disclosure reflects the CD was sent and E Consented by the borrowers however; it was not provided in the loan file.		09/06/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260741	30b20112-53cb-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers. The VVOE for borrower and co-borrower was found in the loan file, however it is dated > 10 days but within 30 days of note date.		08/30/2019: Variance to DU feedback/guideline approved for lender by GSE. Finding is deemed non material and will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301286056	429141ad-8274-4449-9d0d-02e2b7055fbc	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation	9/16 RF please see attached, pls clear	09/17/2019: Lender provided the Seller CD with seller fees. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.70%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286056	591edbd4-65ca-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves.	9/10/19: Please see attached Open Lien report for the property showing that the only mortgage associated with this property is the Option One Mortgage and that this property went through an Assignment in XXXX. The Specialized Loan Servicing would now be the owner of this loan. TH 8/30/19: Please rescind. Please see pages 100-104 showing that the borrower is not obligated on this mortgage. We are also not using net proceeds to qualify.	09/11/2019: Received open lien report verifying loan was transferred in 2015 and borrower is not listed as obligated on note. Condition cleared.09/03/2019: Audit reviewed Lender's response and has determined the Note in the loan file was from XXXX and the payment on the Note does not match the payment listed on the 1003 for the departing residence. Further, the fraud report reflects the borrower as the owner's of the departing address. Provide verification of no mortgage on departing residence or provide updated AUS which includes the PITIA included in the debt calculation. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 709 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.3 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.70%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268391	453483af-79c3-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is greater than 10 days prior to note date.		08/20/2019: Variance to DU feedback/guideline approved for lender by GSE.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months credit report verifies 41 months payment history with no late payments reported DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26% Full Documentation Full documentaion loan				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301294859	ad5ca377-5fcb-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for borrower. VVOE in file is dated XX/XX/XXXX, which is > 10 days but within 30 days of note date.		08/30/2019: Variance to DU feedback/guideline approved for lender by GSE. Finding is deemed non material and graded a B for all agencies.	Disposable Income is higher than guideline minimum Loan qualified with disposable income of $6,791.30 Years on Job Borrower has 30 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301294763	60470817-87ce-e911-abc7-f4e9d4a75a52	914		QM/Non-HPML		Credit		Missing income documentation	The Guidelines require a pay stub not older than 30 days from the initial loan application date. The pay stubs for all 4 borrowers are older than 30 days old.		09/03/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.17% Years in Field Co-Borrower has 18 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301290545	9e705d70-2fc8-e911-abc7-f4e9d4a75a52	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		08/29/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.08/26/2019: This finding is deemed non-material under SFIG and rated a “B”					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272453	bf497525-35cc-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing		09/04/2019: The AVM report value of $XXX,XXX to appraisal value of 650,000 has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275079	18e5e00f-d874-4e68-b9ad-c358ae48aaa3	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation		09/06/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.05% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275079	3f3fcbb9-67cb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing greater than 10 days prior to note date.		08/30/2019: Variance to DU feedback/guideline approved for lender by GSE.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.05% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 786 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301272449	73b8a2c9-2ece-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD dated XX/XX/XXXX as reflected on Disclosure Tracking report is missing from the loan file. No Cure.	09-05-19 DI Please see attachment	09/06/2019: Lender provided CD dated XX/XX/XXXX. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 244 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 761 FICO Years in Field Borrower has 30 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272449	dbd170ab-30ce-e911-abc7-f4e9d4a75a52	32		QM/Non-HPML		Credit		Failure to obtain Income Documentation	A Paystub dated within 30 days of application date as required by the lender's guidelines was not provided for borrower. Paystub in the loan file is dated XX/XX/XXXX, which is not within 30 days of application date.	9/4/19 CP: Please rescind. UWM has a variance that allows for paystubs to be dated within 4 months of the application date	09/05/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies. Exception remains downgraded.09/03/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 244 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 761 FICO Years in Field Borrower has 30 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301272449	3b16fd13-30ce-e911-abc7-f4e9d4a75a52	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount on final CD of $X,XXX.XX does not correspond with the monthly tax amount of $XXX.XX on the tax bill and preliminary title report or $X,XXX.XX, which is the state’s calculation of 1.25% of the sales price. Provide evidence of tax calculation.	9/4/19 CP: Please rescind. The tax bill states the general tax levy is 1%. We took the appraised value/purchase and multiplied by 1%. This gives us $XX,XXX. We then added all the special assessments listed (XX.XX + XX.XX + XX.XX + XX.XX + XX + XX + XX + XX +XX +X) which gave us the $XX,XXX.XX annual figure used	09/05/2019: Audit reviewed Lenders response. Exception rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 244 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 761 FICO Years in Field Borrower has 30 years in field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301272440	b1594432-51c3-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided.		08/22/2019: The AVM report value of $XXX,XXX to appraisal value of $XXX,XXX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Document previously provided. Condition rescinded.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275122	fadfdfd2-14c5-e911-abc7-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Missing a final Hud-1 from departing residence on the final application netting sufficient cash to close was not provided. Additional conditions may apply.		08/26/2019: Received executed final settlement statement verifying lien paid and netting sufficient cash to close. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 692 No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 23 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301275122	e60731bb-14c5-e911-abc7-f4e9d4a75a52	2664		QM/Non-HPML		Credit		Missing Purchase contract addendum	Missing ratified addendum to sales contract showing seller paid closing costs.	8/26/19 CP: Please rescind and see attached. No seller concessions were involved in the transaction	08/26/2019: Audit reviewed lender’s rebuttal and original loan file. Per sales contract, seller to provide owner’s title policy. Per final CD, owner’s title policy $XXX and seller credit $XXX. An addendum is not required. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.03% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 692 No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 23 months payment history with no late payments reported				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293633	ff922788-36cb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/04/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 3.4 months reserves Years in Field Borrower has 11 years in Field Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293633	53cbbbb9-36cb-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. XXXX Transcripts not provided.	09/03/2019: please see attached	09/04/2019: Audit reviewed the XXXX Tax Transcripts for the borrower and has determined that AUS item #XX was validated by said documentation submitted. XXXX not required. Condition cleared.	Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 3.4 months reserves Years in Field Borrower has 11 years in Field Full Documentation Full documentation loan				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281066	cc130249-48a8-443e-9c34-dd6186b38aec	3329		QM/Non-HPML		Compliance		Missing seller’s Closing Disclosure	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation “	08/27/2019: plse see attched, pls clear8/26 RF please see attached, pls clear	08/27/2019: Audit reviewed executed Seller's CD, and has determined that documentation submitted is deemed acceptable. Condition cleared. 08/27/2019: Audit reviewed Lenders response, however; no documents were attached. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.57% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281066	a4ea303e-bfc5-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing documentation for the PITIA payment for the Borrowers REO.	8/26/19 JL- Please see the attached supporting documentation to verify the PITI for XXXXX XXXXX XXXXXX XX.	08/27/2019: Lender provided PITI documentation for REO#X. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.57% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 766				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281194	4343f8b5-a4c9-e911-abc7-f4e9d4a75a52	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		08/30/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.53% Years on Job Borrower has 9 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281194	07c50906-a5c9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/30/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.53% Years on Job Borrower has 9 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294600	a243495e-8aca-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided for both borrowers businesses.	09/04/2019: Please see attached showing Division Leader obtained and cleared the VOB.	09/04/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum Lenders guides with minimum 680 FICO; loan qualified with 747 FICO Reserves are higher than guideline minimum UW Guides with 0 months reserves required; loan qualified with 7 months reserves Years in Field Borrower has 13 years in the field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294600	6c868cf2-8aca-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	AUS is requiring evidence for the omission of mortgage for departure residence. Loan was not paid off borrower is leasing property. Additional conditions may apply.	09/04/2019: Please rescind. Submission number 9 located on page 781 shows that the property is rented out. The submission number you are referring would be number 8 which is not the most recent run.	09/04/2019: Audit concurs with the Lender Rebuttal, and has determined that an updated AUS was located on page 781 within the original loan file does not reflect omission of mortgage for departure residence. Condition rescinded.	FICO is higher than guideline minimum Lenders guides with minimum 680 FICO; loan qualified with 747 FICO Reserves are higher than guideline minimum UW Guides with 0 months reserves required; loan qualified with 7 months reserves Years in Field Borrower has 13 years in the field				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301294600	7713b7e6-6dca-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided. CU Score 3.6		08/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared	FICO is higher than guideline minimum Lenders guides with minimum 680 FICO; loan qualified with 747 FICO Reserves are higher than guideline minimum UW Guides with 0 months reserves required; loan qualified with 7 months reserves Years in Field Borrower has 13 years in the field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301293538	0658cece-10c9-e911-abc7-f4e9d4a75a52	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Guidelines require 2 years signed business and personal tax returns for any self employed borrower. New business established in XXXX. Signed returns not provided for XXXX	8/29/19: Please rescind. Please see page 164 for the signed page 2 of the XXXX personal returns.	08/30/2019: Audit reviewed lender's rebuttal and original loan file. Signed tax returns provided on pages 163 & 164. Condition rescinded.	Years on Job Borrower has 4.58 years on job Full Documentation Full documentation loan FICO is higher than guideline minimum Loan qualified with a 705 FICO				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293538	109ad542-12c9-e911-abc7-f4e9d4a75a52	916		QM/Non-HPML		Credit		Missing VOM	Missing 12 month VOM for REO as required by AUS	8/29/19: Please rescind condition. Please see pages 99-102 showing that none of these mortgages are our borrowers. Our borrower gained ownership of the property X/XX/XX and all of these mortgages are over 10 years old. The only reason we are counting the XXX mortgage is because the taxes and insurance are escrowed and we need to account for this since the borrower does have ownership in the property and we would need to count taxes and insurance against them. We would not be required to verify mortgage history for debts that are not our borrowers.	08/30/2019: Audit reviewed lender's rebuttal and original loan file. Mortgage statement, page 21, reflects the name of the seller who is deceased per property profile, page 99. Buyer was non-borrower spouse who then transferred ownership to borrower. Fraud report verifies borrower not obligated on loan. Condition rescinded.	Years on Job Borrower has 4.58 years on job Full Documentation Full documentation loan FICO is higher than guideline minimum Loan qualified with a 705 FICO				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301293538	a1fd4e43-0fc9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	The CDA is missing from the loan file. The CU score is 2.6.		08/30/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	Years on Job Borrower has 4.58 years on job Full Documentation Full documentation loan FICO is higher than guideline minimum Loan qualified with a 705 FICO				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301286054	7071b518-92c6-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	Lender's guidelines require 2 years IRS transcripts. Transcripts not provided as required by DU.	09-04-19 DI Please see attachments	09/05/2019: Lender provided 2 years tax transcripts. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9.9 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 710 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $8,461.77 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301284051	069b12b9-d8c5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	Guidelines require a VVOE within 10 business days prior to the note date < 30 days. The VVOE is missing/greater than 10 days prior to note date/incomplete or dated post loan consummation.		Variance to DU feedback/guideline approved for lender by GSE.	Reserves are higher than guideline minimum UW Guides require 0 reserves, loan qualified with 61.60 months FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with 780 FICO Years in Field Borrower has 18 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301284051	534350a5-d2c5-e911-abc7-f4e9d4a75a52	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property A located on XXXX Schedule E part I. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.		08/27/2019: Audit reviewed Lender response, Lender provided LOX of rental agreement signed by the borrower and tenant, loan file contains bank statements and tax returns supporting rent. condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 reserves, loan qualified with 61.60 months FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with 780 FICO Years in Field Borrower has 18 years in field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301310936	c8550601-58cb-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for the borrower. The verification in the loan file is dated XX/XX/XXXX, which is not within 10 days of the note date.		08/30/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.6 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301310936	d99ee221-58cb-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date.		08/30/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Finding deemed non-material, loan will be graded a B for all agencies.	CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.6 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301287017	c6e5ebb2-5bcb-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The final Closing Disclosure reflects Survey fee in Section H versus Section C.	09-05-19 DI Please review explanation - Disagree - the survey is not required by the lender so should only appear in Section H per TILA 1026.37(g)(4). Please clear condition	09/06/2019: Audit reviewed lender's rebuttal and agrees. Condition rescinded. 08/30/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301287017	1a4a4a16-5bcb-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for both borrowers.		08/30/2019: Finding Deemed Non Material and will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.06% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301295040	15e4f764-89ce-e911-abc7-f4e9d4a75a52	2792		QM/Non-HPML		Credit		Missing Tax Transcripts	DU requires IRS transcripts. Transcripts not provided.	9/11/19 CP: Please rescind. Per the AUS findings, transcripts were never ordered and they are not required due to only using paystub/w2 income	09/12/2019: Received updated guidance from Client. Tax transcripts are not required if not utilized in AUS findings. Condition Rescinded.	DTI is lower than guideline maximum Loan qualified with DTI of 32.11% FICO is higher than guideline minimum Loan qualified with FICO of 792. Disposable Income is higher than guideline minimum Loan qualified with disposable income of $6,506.57.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301294647	35f6c6a7-86cb-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	9/3/19 JL- Please see the attached VOB approval	09/04/2019: Audit reviewed evidence for VOB document source, and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Exception cleared.	Years Self Employed Borrower has 5 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 38.96% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 105.80 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301294647	0df2245e-2acb-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date and after the Disbursement date.		08/30/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Finding deemed non-material, loan will be graded a B for all agencies.	Years Self Employed Borrower has 5 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 38.96% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 105.80 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301195530	37e4e848-1020-4e71-b9eb-f5abc3febe50	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing special information booklet, home loan tool kit.	07/08/2019: pls see attached, pls clear	07/08/2019: Audit reviewed Home Loan Toolkit, and has determined that documentation submitted was not dated, therefore unable to determine if provided within 3 days of Application date. Finding is deemed non-material, loan will be rated a B. 6/25/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300910647	1e729bcf-b1ac-4150-9d83-02cdb3e50dd0	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Special Information Booklet/Home Loan Toolkit.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300910647	24dd55d3-e4d0-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300923870	5e0aa8aa-9050-4f72-a19c-3f5fc2147b0c	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	A	B	A	B	B	B	A	B	A	Cleared
300923870	53575204-618a-4af1-81f6-fbf6de1b3e18	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Evidence of receipt of Home Loan Toolkit was not provided in the loan file.		Finding deemed non-material, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300923870	3124b86c-05e5-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/14/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300996441	2f91824e-e0e9-e811-bdb4-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal.	11/29; Please clear the condition the corrected appraisal with correct APN on page one is attached.11/28/2018: Sent request to waive with Client11/26/2018: Please rescind this condition; The Subject information attached to the appraisal was included in the initial upload matches the APN;	11/30/2018: Received revised appraisal correcting APN#. Condition cleared.11/28/2018: Audit reviewed the Lender Rebuttal, condition remains until further direction from Client has been obtained. 11/26/2018: Audit reviewed documentation, and has determined that page 1 of the Appraisal reflects APN of XXX-XXX-XXX and Title/Mortgage reflect XXX-XXX-XXX. APN on Appraisal is not listed as APN number/Assessor's number per County Tax Collector. Provide corrected page 1 of the Appraisal. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.90 months reserves Years on Job Borrower has 13.42 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301066611	3cda6e56-6074-4839-81d4-b34a112d0981	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 14.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Years on Job Borrower has 9 years on job				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301066611	572f1e09-cc18-e911-bd2f-f4e9d4a75a52	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	The effective date of the hazard policy provided in the loan file is XX/XX/XXXX, which is after the disbursement date.	01/18/2019: Please rescind condition because the policy that is attached covers XX/XX/XXXX & XX/XX/XXXX and the disbursement date is XX/XX/XXXX	01/18/2019: Audit reviewed HOI policies, and has determined that documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 14.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Years on Job Borrower has 9 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301066611	f775d2a7-cb18-e911-bd2f-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		01/16/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 14.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775 Years on Job Borrower has 9 years on job				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301120036	a1380c33-61d5-49b6-827a-381c9b71351b	2862		QM/Non-HPML		Compliance		HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated X/XXX/XX and the Application is dated X/XX/XX.1/31/19.	05/02/2019: please see tracking showing the borrower received, please clear the condition	05/02/2019: Audit reviewed history, and has determined that said document verifies "SC Disclosures" but does not verify specific disclosure required. Finding is deemed non-material, loan will be graded a B for all agencies. Finding deemed non-material, loan will be graded a B for all agencies					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301120036	dd77fee8-3833-42f2-b924-9c9aecb52515	3248		QM/Non-HPML		Compliance		Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $X,XXXX. The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX. Provide re-disclosed CD and letter of explanation.	05/02/2019: please see revised cd email, please clear the condition	05/02/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301120036	d0feec5e-181e-4371-a7e1-5d9f2773ccfe	1749		QM/Non-HPML		Compliance		Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet not provided within 3 business days of application date. The Special Information Booklet was provided on X/XX/XX, the application date was X/XX/XX.	05/02/2019: please see attached tracking showing the borrower received, please clear the condition	05/02/2019: Audit reviewed history, and has determined that said document verifies "SC Disclosures" but does not verify specific disclosure required. Finding is deemed non-material, loan will be graded a B for all agencies.Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301156333	17bda453-0f0a-4ee6-b54b-c80c148e75c6	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes vs. the actual amount of $X,XXX.XX. (NON-ESCROW).	6/27 please see attached revised cd, lox, please clear	07/03/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 06/28/2019: Lender provided LOX, PCCD and proof of delivery; however, the Estimates Taxes, Insurance and Assessments reflects as $X,XXX.XX vs the calculated value of $X,XXX.XX. Condition remains. Non-material per SFIG guidance, loan will be graded a B for all agencies.05/23/2019: Non-material per Finding Deemed Non Material and will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.78% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.50 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301156333	de99ecae-817d-e911-bdd2-f4e9d4a75ba2	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is missing required data under the Loan Disclosures section for the field(s) titled (Escrow Account). No Cure.	05/30/2019: The borrower opted out of escrows, which is why the top portion for the escrow account was not filled in on the CD. They marked the box on the CD below it confirming this. Please rescind	05/30/2019: Audit concurs with the Lender Rebuttal, and has determined that the Loan Disclosures section for escrows was completed correctly. Condition rescinded.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.78% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.50 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301156333	a81a88c5-24da-439d-a257-032076f60d35	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Home Loan Toolkit not provided.		06/04/2019: Received copy of home loan toolkit. However, it does not reflect a name or date. Condition remains non-material, loan will be graded a B for all agencies.05/24/2019: Finding deemed non-material, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.78% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.50 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301156333	a2d29fe3-4f7e-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $X,XXX.XX reflected on final 1008/AUS does not correspond with the monthly tax amount of $XXX.XX reflected on the tax bill and the appraisal report. Provide evidence of tax calculation. Additional conditions may apply.	07/03/2019: pls see attached revised, cd lox please clear	07/03/2019: Audit reviewed Lender tax calculations, and has determined sufficient evidence of calculations was submitted and is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.78% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 793 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301175343	dad69a40-f43a-4212-a46e-edeed7440767	3217		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Escrow	The final Closing Disclosure dated does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as Years 1-30 $X,XXX.XX P&I $XXX.XX Estimated Escrow $X,XXX.XX Estimated Total, the calculated payment amount is Years 1-30 $X,XXX.XX P&I, $XXX.XX Estimated Escrow $X,XXX.XX Estimated total. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	06/10/2019: This is a new construction loan. Attached is a copy of the tax bill to support the amount that was collected on the Final CD. Attached is also a copy of the Payment Shock Letter.X/XX/XXXX: Please see attachment
06/10/2019: (revised) Audit consulted with management, and has determined that Compliance has indicated that a payment shock letter and proof of delivery would be sufficient to downgrade the loan file. An executed Payment shock letter was located within a previous download and dated at application. Loan will be rated a B.06/10/2019: Audit consulted with management, and has determined that Compliance has indicated that a payment shock letter and proof of delivery would be sufficient to downgrade the loan file. An executed Payment shock letter and proof of delivery were NOT provided within the download. Condition remains.05/20/2019:  Audit reviewed lender’s rebuttal and disagrees.  This is a high balance loan.  Per Agency guidelines, if the transaction is new construction, the lender must use a reasonable estimate of the real estate taxes based on the land and completed improvements.  The property appraiser web site is reasonable, reliable third-party documentation.  In addition, the initial escrow disclosure is incorrect.  Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301175343	4c19800a-7af9-431d-918a-ed3b8778f172	3218		QM/Non-HPML		Compliance		CD Document does not match actual calculated values for Estimated Total Monthly Payment	The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes/insurance and the calculated escrow payment should be $XXX.XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	5/17/2019: Please see attachment
06/10/2019: Audit consulted with management, and has determined that Compliance has indicated that a payment shock letter and proof of delivery would be sufficient to downgrade the loan file. An executed Payment shock letter was located within a previous download and dated at application. Loan will be rated a B.05/20/2019:  Audit reviewed lender’s rebuttal and disagrees.  This is a high balance loan.  Per Agency guidelines, if the transaction is new construction, the lender must use a reasonable estimate of the real estate taxes based on the land and completed improvements.  The property appraiser web site is reasonable, reliable third-party documentation.  In addition, the initial escrow disclosure is incorrect.  Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301175343	f51dd76c-7804-45b7-bed9-c3e5f09a3780	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX for the taxes vs. the actual amount of $XXX.XX. (IN ESCROW) Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.	5/17/2019: Please see attachment
06/10/2019: Audit consulted with management, and has determined that Compliance has indicated that a payment shock letter and proof of delivery would be sufficient to downgrade the loan file. An executed Payment shock letter was located within a previous download and dated at application. Loan will be rated a B.05/20/2019:  Audit reviewed lender’s rebuttal and disagrees.  This is a high balance loan.  Per Agency guidelines, if the transaction is new construction, the lender must use a reasonable estimate of the real estate taxes based on the land and completed improvements.  The property appraiser web site is reasonable, reliable third-party documentation.  In addition, the initial escrow disclosure is incorrect.  Condition remains.
																3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301175343	3ac80e42-2db6-42c9-bce7-148981933493	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing special information booklet home loan tool kit		06/06/2019: Received evidence the Borrower received the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.05/20/2019: Received Special Information Booklet/Home Loan Toolkit. Disclosure tracking history, page 572, begins on 2/25. Unable to determine if booklet was provided within 3 days of the application date. Condition remains non-material. Loan will be graded a B for all agencies5/16/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301158514	f4444a35-d370-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final executed CD from departing residence on the final application evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.	05/10/2019: See attached	05/10/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.	Years in Field Borrower has 7 years in Field Years on Job Co-Borrower has 14.33 years on job Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180336	265f060a-adcb-4dc7-9580-3e3f92b2580d	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	06/07/2019: please see attached	06/11/19: Client provided attestation that the lender has no affiliates, exception cleared.06/05/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301151463	9b5d2370-b667-4e42-8ca5-a7715506e207	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.	04/16/2019: Please rescind condition, attached is the CD that was included in the loan package with the correct information.	04/17/2019: Lender responded the final CD included the correct information. Audit confirmed the name of the service provider was on the final CD. Condition rescinded.04/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $9207.38 in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301151463	a6250deb-685c-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 43%. Due to the improper calculation of debts, the actual DTI is 43.82%. Lender did not include new student loan payment per LOX in file. Loan does not meet criteria of Qualified Mortgage.	05/08/2019: Only debts that the borrower is obligated on are required to be included in the DTI calculation. The borrower is not obligated on the student loan debt with XXXXX XXXXX on the Credit Report. A supporting statement was also provided showing our borrower is not the owner of the account. We have an LOX stating that the borrower makes the payments for the account, however this would be voluntary and not an obligation to our borrower.04/18/2019: Our borrower is not obligated to this debt. Please refer to the attached statement showing the account holder is XXX XXX. Please rescind.
06/20/2019: Borrower not obligated for debt, Condition rescinded. 05/11/19: The LOE in the file on pages 98-100 state the borrower is taking over student loan payments of $XXX.XX with balance of $XX,XXX.XX, lender did not include this payment/balance into the DTI. Condition maintained. 05/08/2019: Audit consulted with Management, and has determined that the investor was informed that although the debt does not appear on the borrower’s credit report, the borrower provided a letter stating they are taking over responsibility for the debt.  As it is with gift funds, if the borrower declares they are responsible for repayment, it must be considered in DTI calculation.  Supporting documents along with the LOE support the borrower making regular monthly payments. Condition remains.05/07/2019: Escalated to Management for further review.04/19/2019: Audit consulted with management and we are including the student loan. Explanation letter, page 98, states the borrowers are paying.  Checking account statements reflect recurring payments.  Per QM, the creditor must include recurring obligations.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $9207.38 in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301151463	7eab30ae-335d-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property has a effective date after funding date.	05/02/2019: please see attached	05/02/2019: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before/on the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $9207.38 in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301159363	0cc91348-f76c-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The signed CD at consummation is missing from the loan file.	05/06/2019: please see attached	05/06/2019: Audit reviewed executed Final CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.64% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 683 Disposable Income is higher than guideline minimum UW Guides require zero dollars in disposable income, loan qualified with $12,701 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159363	970037f1-f46c-e911-bdd2-f4e9d4a75ba2	822		QM/Non-HPML		Credit		Assets are not sourced/seasoned	The statement for account #1 on final application reflects deposits of $XX,XXX on X/XX/XXXX and $XX,XXX on X/XX/XXXX. There is no evidence in the file documenting the source of the deposits.	05/13/2019: The large deposit threshold is $XX,XXX.XX so we would not be required to address the $XX,XXX large deposit. The $XX,XXX large deposit has been backed out of the available balance. The available balance on X/XX was $XX,XXX and we are only using $XX,XXX.
 05/13/2019: Audit reviewed the Lender Rebuttal, and has determined that a large deposit is defined as a single deposit that exceeds 50% of the total monthly qualifying income for the loan. Therefore, the source of the $XX,XXX deposit is not required and the $XX,XXX deposit was deducted from the Assets. Total assets are $XX,XXX.XX with cash to close of $XX,XXX.XX, sufficient assets provided. Condition cleared.  05/13/2019: Audit reviewed the Lender Rebuttal, and has determined that a large deposit is defined as a single deposit that exceeds 50% of the total monthly qualifying income for the loan. Therefore, the source of the $XX,XXX deposit is not required and the $XX,XXX deposit was deducted from the Assets. Total assets are $XX,XXX.XX with cash to close of $XX,XXX.XX, sufficient assets provided. Condition cleared.
												DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.64% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 683 Disposable Income is higher than guideline minimum UW Guides require zero dollars in disposable income, loan qualified with $12,701 in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301159363	4ed031df-f46c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU risk score is 5.		05/07/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.64% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 683 Disposable Income is higher than guideline minimum UW Guides require zero dollars in disposable income, loan qualified with $12,701 in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301153938	29ab8b5d-7272-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal and title.	05/13/2019: The parcel ID on the Mortgage is matching the Appraisal exactly. The Title Commitment does not have the parcel ID listed, however the legal description is matching the Appraisal exactly. This is acceptable.	05/13/2019: Audit reviewed all property ID numbers associated with subject property, and has determined that the Title reflects property account number, whereas the Mortgage and Appraisal reflect the GEO number. All numbers associated with the subject were verified by the County Tax Collector and are deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.64% Years in Field Borrower has 14 years in Field Full Documentation The loan is full documentation				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301160293	dbafaaaf-fdf5-4510-853e-1d4a0eb790ca	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Borrowers Real Estate Broker and Sellers Real Estate Broker is missing. No Cure.	05/02/2019: please see attached	05/02/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.1 months reserves Years on Job Borrower has 6 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301160293	83f388ba-7d66-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Evidence of Principal and Interest for departing residence on the final application not provided.	05/03/2019: XXXXX Mortgage shows as an FHA real estate loan on the Credit Report which we can confirm is escrowed to include both taxes and insurance. Please rescind this condition.	05/03/2019: Audit reviewed the Credit Report, and has determined that said document indicates loan on departure residence is an FHA which is sufficient confirmation to verify escrows included within monthly mortgage payment. Condition cleared	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.1 months reserves Years on Job Borrower has 6 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301160293	5d6a246b-7c66-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for departing residence on the final application not provided.	05/03/2019: XXXXX Mortgage shows as an FHA real estate loan on the Credit Report which we can confirm is escrowed to include both taxes and insurance. Please rescind this condition.	05/03/2019: Audit reviewed the Credit Report, and has determined that said document indicates loan on departure residence is an FHA which is sufficient confirmation to verify escrows included within monthly mortgage payment. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 24.1 months reserves Years on Job Borrower has 6 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301156330	dc694500-377f-4bc2-abc3-20198c4cac09	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.	06/27/2019: please see attached	06/27/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides required 0 months reserves, loan qualified with 13.40 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 784 FICO Years Self Employed Borrower self employed 16 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301156330	28d24108-61c7-43c8-8a7f-9f260a81f1fe	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	05/22/2019: please see attached	06/11/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.05/22/2019: Audit reviewed attestation provided however the attestation is not from the correspondent lender. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides required 0 months reserves, loan qualified with 13.40 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 784 FICO Years Self Employed Borrower self employed 16 years				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301156330	5ac961b8-8f72-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The initial CD dated prior to consummation is missing from the loan file.	05/22/2019: Attached is the X/XX Cd that was included in the loan package, please rescind condition	05/22/2019: Audit re-analyzed the loan file, and has determined that the initial CD was located on page 382 along with evidence of viewed and signed on page 83. Condition rescinded.	Reserves are higher than guideline minimum UW Guides required 0 months reserves, loan qualified with 13.40 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 784 FICO Years Self Employed Borrower self employed 16 years				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301156330	b44e1ec3-e04c-41d2-8253-1dda1ff416dc	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit	06/27/2019: please see attached	06/27/2019: Audit review of Home Loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.05/08/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides required 0 months reserves, loan qualified with 13.40 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 784 FICO Years Self Employed Borrower self employed 16 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301156330	2eb48192-c971-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX Signed returns not provided.	07/02/2019: See attached signed XXXX Tax Returns	07/02/2019: Audit reviewed executed page for XXXX Returns, and has determined that the documentation was submitted PRIOR to/at consummation and is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides required 0 months reserves, loan qualified with 13.40 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 784 FICO Years Self Employed Borrower self employed 16 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301156330	39fe8f50-c671-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU score of 3.		05/10/2019: A CDA provided reflecting a value of $X,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides required 0 months reserves, loan qualified with 13.40 months reserves FICO is higher than guideline minimum UW Guides require 700 FICO, loan qualified with 784 FICO Years Self Employed Borrower self employed 16 years				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211033	a4463457-bb99-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		07/05/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.24% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 777 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 18.50 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301211133	16de50d6-169c-4beb-a1c6-45adb3e82b6e	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		07/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197154	7d531373-438d-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty Fee and Title- Owner's Title Insurance listed in Section H of the Final CD does not list as optional. Provide corrected CD and letter of explanation to the borrower.	06/26/2019: please see attached	06/27/2019: Lender provided PCCD with "Optional" added to Home Warranty Fee and Title - Owner's Title Insurance updated and Contact St license ID of the Settlement Agent updated. Exception remains downgraded.6/12/2019 : Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197154	81e7f57a-468d-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The Final Closing Disclosure Contact Information section is incomplete. The Settlement Agent license ID is missing. Provide re-disclosed CD and letter of explanation.	06/26/2019: please see attached	06/27/2019: Lender provided PCCD with "Optional" added to Home Warranty Fee and Title - Owner's Title Insurance updated and Contact St license ID of the Settlement Agent updated. Exception remains downgraded.6/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301197154	177ae413-d190-4d2d-9017-787bd02ade07	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		6/12/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301197154	a8626503-e706-4a55-b9ef-5d8cca055c38	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	06/26/2019: please see attached	06/27/2019: Lender provided Tracking disclosure verifying The Home Loan Toolkit was sent within 3 days of application. Exception cleared.6/12/2019: Finding deemed non-material, loan will be graded a B for all agencies.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197154	b1a998ef-428d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 3.		06/18/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159864	99e12837-10bb-407a-87e6-7249b4367303	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		05/09/2019: Received attestation no affiliates. Condition cleared.05/07/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301159864	a0bb05e1-f170-e911-bdd2-f4e9d4a75ba2	3228		QM/Non-HPML		Compliance		Missing Loan Estimate / LE Not in File	The LE dated XX/XX/XXXX issued to the Borrower is missing from the loan file. No Cure	06/10/2019: please see attached and rescind condition as these documents were included in loan upload	08/01/2019: Received loan estimate dated XX/XX/XXXX for borrower. Condition cleared. 06/10/2019: Audit reviewed the Lender Rebuttal, as well as LE dated XX/XX/XXXX, and has determined that LE dated XX/XX/XXXX for borrower (XXX XXX) is missing from the loan file. Condition remains. 06/04/2019: Received history reflecting initial LE was provided to borrower #1. Missing actual copy of document. Condition remains.05/09/2019: Received XX/XX/XXXX loan estimate issued to borrower s 2 & 3. Missing loan estimate issued to borrower 1. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159864	4b062d75-57a8-47c7-9693-0ca6988d8f6a	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Tool Kit		05/09/2019: Received evidence the Borrower received the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.05/07/2019: Finding deemed non-material, loan will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159864	932f1f58-d070-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. No CU Score provided.		05/14/2019: A CDA provided reflecting a value of $X,XXX.XX which is a X% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172347	8ed800e6-5d73-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines require 2 months' bank statements, 2 months' investor portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if Borrower < 59 1/2 years old and verification of the down payment for a purchase. The file contains a statement covering XX/XX/XXXX - XX/XX/XXXX. Loan file is missing an additional month's investment statement for the stocks and bonds account listed on the 1003.		05/15/2019: Audit reviewed lender's response and confirmed XXXX Selling Guide only requires most recent monthly or quarterly statement for stock and bonds account. Condition rescinded.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualifies with FICO of 689 Reserves are higher than guideline minimum UW guides require 8 months reserves, loan qualifies with 80.50 months reserves. No Mortgage Lates UW guides require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301172347	3c67aed2-5d73-e911-bdd2-f4e9d4a75ba2	2665		QM/Non-HPML		Credit		Missing Mortgage/deed of trust legal description information	The legal "see attached" is missing from the mortgage.	05/15/2019: please see attached please clear	05/16/2019: Lender provided Legal Description. Exception cleared.05/15/2019: Lender provided Legal Description however it is not for the subject property. Condition remains.	FICO is higher than guideline minimum UW guides require FICO of 680, loan qualifies with FICO of 689 Reserves are higher than guideline minimum UW guides require 8 months reserves, loan qualifies with 80.50 months reserves. No Mortgage Lates UW guides require 0x30 lates within the most recent 24 months, loan qualifies with 0x30 lates within the most recent 99 months.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172480	aef141b8-6e97-e911-bdd2-f4e9d4a75ba2	2648		QM/Non-HPML		Credit		Incomplete 1003	The final loan application is missing the employer's telephone number.	07/04/2019: Please see attached 1003.	07/04/2019: Audit reviewed completed 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Years in Field Borrower has 7 years in Field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.10 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301172480	61ea6765-7097-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing a current pay stub dated within 30 days of the XX/XX/XXXX application date as required by guides.	07/04/2019: Please rescind as XXX has a variance with XXX that allows XXX to extend the expiration date for paystubs to 4 months prior to the note date. This is a HB loan and the guidelines do not state otherwise for this.	07/04/2019: Audit acknowledges the client approved guideline exception for PAYSTUBS outside of guidelines. Loan will be rated a B.	Years in Field Borrower has 7 years in Field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.10 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172480	6bf734a1-6e97-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk score is 2.8	06/27/2019: AVM	06/28/2019 –The AVM report value of $X,XXX.XX , to appraisal value of $X,XXX.XX , has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Years in Field Borrower has 7 years in Field. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 771 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.10 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301198002	c0605335-7ca1-4b64-ae2d-aa8e421b7933	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	07/05/2019: pls see attached attestation letter which was included in orignal upload, pls rescind	07/05/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.06/26/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301198002	649939e1-8653-42c2-9d65-6c5e76793be9	3284		QM/Non-HPML		Compliance		Missing corresponding C.O.C for most Recent L.E/C.D. in File	Missing corresponding COC for the final CD as the State Residential Mortgage Fee has increased from $XX.XX to $XX.XX. The file is missing evidence of a valid change of circumstance. No Cure - Missing Doc Not Provided.	07/05/2019: The XXXX fee did not increase from $X,XXX.XX to $X,XXX.XX . It was included on both LEs (initial and COC one) in the recording fee. Also, the transfer tax also did not increase. It was disclosed at $X,XXX.XX and the final CD was $X,XXX.XX .	07/05/2019: Audit reviewed LE, as well as CD, and has determined that Section E fees were disclosure appropriately with no cure required. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301198002	98f4e735-b91a-4bb4-ba8b-5099ae0443ab	3285		QM/Non-HPML		Compliance		Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE dated XX/XX/XXXX does not reflect State Residential Mortgage Fee with no resulting COC for subsequent disclosures. The final CD reflects State Residential Mortgage Fee in Section E of $X,XXX.XX resulting in a variance of $X,XXX.XX . 10.26.19(f)(2)(v) - Tolerance Error: Tolerance cure within 60 days of consummation. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	07/05/2019: The XXXX fee did not increase from $X,XXX.XX to $X,XXX.XX . It was included on both LEs (initial and COC one) in the recording fee. Also, the transfer tax also did not increase. It was disclosed at $X,XXX.XX and the final CD was $X,XXX.XX.	07/05/2019: Audit reviewed LE, as well as CD, and has determined that Section E fees were disclosure appropriately with no cure required. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301198002	8c0571ed-7f97-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.4.		06/28/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172528	a3e19a58-fc77-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The initial CD E Signed by the borrower on XX/XX/XXXX was dated XX/XX/XXXX which is after consummation and after the signature date.	5/30/2019: The initial CD was actually issued on XX/XX/XXXX. Please see CD attached and the audit log. The issue date on the initial CD is a manual entry (not done automatically), so this was a manual entry error, however ,the audit log shows when CD was issued at XX/XX/XXXX at 6:57:37 am MDT Please clear the condition	05/31/2019: Pending Compliance review.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172528	f15f9771-fe82-4926-8149-290123a4460e	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes and Insurance as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender (did not used the incorrect amount of $X,XXX.XX for taxes vs. the actual amount of $X,XXX.XX . Provide re-disclosed CD and letter of explanation.	5/29/2019: please see attached revised cd lox, please clear the condition	05/31/2019: Received explanation letter and post consummation CD correcting estimated taxes, insurance and assessments and correcting page 4. Condition cleared. Loan will be rated a B for all agencies. 5/16/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301172528	7f6f7a49-d077-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	Missing Illinois Anti-Predatory lending disclosure	5/17/2019: please see attached please clear	05/20/2019: Received Illinois Anti-Predatory lending disclosure. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301183189	aaa317fd-2973-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The HOA Transfer fee in section H of the final Closing Disclosure is missing the actual service provider. Provided corrected CD and LOE to the borrower.		05/15/019: Lender provided post close CD reflecting missing service provider listed for HOA Transfer Fee. The correction was completed post close. Exception remains as non-material per SFIG guidance, loan will be graded a B for all agencies.05/10/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum Lender guidelines allows for a minimum FICO of 680, loan qualified with a FICO of 807. Reserves are higher than guideline minimum AUS does not require reserves, loan qualified with 14.3 months reserves. Years on Job Borrower same job 7.25 years per WVOE				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301183189	6f633f1f-2146-483d-855a-ac260ed09a8e	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $X,XXX.XX for the taxes vs. the actual amount of $X,XXX.XX . (NOT IN ESCROW) Provide re-corrected CD and letter of explanation.	6/25/2019: pls see attached revised cd lox trck pls clear	06/26/2019: Received air bill, explanation letter and post consummation CD correcting estimated taxes, insurance & assessments and correcting estimated property costs over year 1. Condition cleared. Loan will be rated a B for all agencies.06/13/2019: Finding added due to updated tax information provided by lender. Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum Lender guidelines allows for a minimum FICO of 680, loan qualified with a FICO of 807. Reserves are higher than guideline minimum AUS does not require reserves, loan qualified with 14.3 months reserves. Years on Job Borrower same job 7.25 years per WVOE				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301183189	a6969873-058e-e911-bdd2-f4e9d4a75ba2	3250		QM/Non-HPML		Compliance		Information required for CD 'Loan Disclosures' section not completed, or completed in error	The final CD is completed in error for required data under the Loan Disclosures section for the field(s) titled Estimated Property Costs over Year 1. Annual Property taxes are $X,XXX.XX and annual insurance is $X,XXX.XX for a total annual amount for year 1 of $X,XXX.XX . Provide re-disclosed CD and letter of explanation.		06/26/2019: Received air bill, explanation letter and post consummation CD correcting estimated taxes, insurance & assessments and correcting estimated property costs over year 1. Condition cleared. Loan will be rated a B for all agencies.06/13/2019: Finding added due to updated tax information provided by lender. Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum Lender guidelines allows for a minimum FICO of 680, loan qualified with a FICO of 807. Reserves are higher than guideline minimum AUS does not require reserves, loan qualified with 14.3 months reserves. Years on Job Borrower same job 7.25 years per WVOE				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301183189	ceb49305-b671-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The AUS/DU approved a maximum allowable DTI of 42.27%. Due to the improper calculation of XXXX Employee Business Expenses, the actual DTI is 45.45%. The Lender failed to accurately calculate the average XXXX/XXXX XXXX Employee Business Expense based on the documentation provided. Furthermore, the lender entered the commission income as $X,XXX.XX per month and audit used the 2 year average + YTD for a monthly income of $X,XXX.XX . The loan does not meet the criteria for a Qualified Mortgage.
6/20/19 XX: Please clear as the UREXs have been calculated correctly. UREXs in XXXX (if any) will be found on line 24 of Schedule 1. For this borrower, that is $XX.XX. From the tax year XXXX and on, unreimbursed employee business expenses are no longer deductible, which is why none are reporting. The expenses reporting on Form XXXX In XXXX are not for UREXs. Therefore, for the 2 year UREX calculation, UREXs are only reporting in XXXX. Please see the income worksheet included with the original submission for the calculation.6/12/19 XX: Please see attached documentation and clear. The UREXs have been calculated correctly and the income worksheet was included with the original submission (only UREXs in XXXX and none in XXXX). For the commission income, this has been updated to the correct amount of $X,XXX.XX /month. ($X,XXX.XX  + $X,XXX.XX  + $X,XXX.XX  / 27.50 months = $X,XXX.XX ). The property taxes have also been recalculated based on the actual tax rate plus special assessements (see documentation attached) which brings the taxes to $X,XXX.XX /year. (Actual tax rate plus special assessments: $X,XXX.XX  * 1.1295% = $X,XXX.XX  + $X,XXX.XX  in special assessments = $X,XXX.XX /annual taxes. XXXX-XXXX tax rates have not been assessed yet. Tax rate is found under Code Area 03-165 on page 9 of the Compilation of Tax Rates by Code Area. Code Area found on title). Dividend income has been included (see the tax returns already provided and the income worksheet and dividend source/assets attached. The DTI is 42.99%. An updated AUS, 1008, and 1003 are also attached.

06/28/2019:  Per management review, calculate unreimbursed business expenses based on federal tax returns only.  Revised DTI 41.43%.  Condition cleared.06/21/2019:  Audit reviewed lender’s rebuttal and disagrees.  CA did not comply with the new tax law so unreimbursed employee expenses are still deductible on state return.  State return, page 293, reflects $X,XXX.XX , unreimbursed business expenses.  Condition remains.06/13/2019: Audit reviewed Lender's response and has determined the audit calculation for the URE is correct.  The XXXX tax return includes form 2106 reflecting URE expenses of $X,XXX.XX  and XXXX includes form 2106 reflecting $X,XXX.XX  ins URE expenses. When adding XXXX and XXXX URE of $X,XXX.XX  plus $X,XXX.XX  totals $X,XXX.XX divided by 24 months results in total URE of $$X,XXX.XX .  Audit changed the monthly property taxes to $X,XXX.XX  per the documentation provided resulting in a DTI of 45.19% which is greater than the DTI of 42.99% listed on the updated AUS provided.  Condition remains.
												FICO is higher than guideline minimum Lender guidelines allows for a minimum FICO of 680, loan qualified with a FICO of 807. Reserves are higher than guideline minimum AUS does not require reserves, loan qualified with 14.3 months reserves. Years on Job Borrower same job 7.25 years per WVOE				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301172576	7e669dc5-afa1-e911-bdd2-f4e9d4a75ba2	3295		QM/Non-HPML		Compliance		Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	(ADDED 07/08/2019: Appraisal changed from SFR to PUD with HOA fees) Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately : The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender did not include monthly HOA in calculations. Provide corrected CD, letter of explanation and proof of delivery.(IN ESCROW)	7/23/2019: attached is the appraisal that shows the property as a SFD with no HOA fee. Please rescind the condition.	07/30/2019: Audit reviewed Lender's rebuttal, Lender advised that HOA is voluntary per Exhibit C on the purchase agreement. Condition cleared.07/24/2019: Audit reviewed Lender’s rebuttal and disagrees. AUS and appraisal, provided by lender on 7/8, reflect PUD with HOA dues. MLS listing, page 149, reflects association dues. Condition remains.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 14.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.28% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172576	37a02b06-afa1-e911-bdd2-f4e9d4a75ba2	3340		QM/Non-HPML		Compliance		Estimated Taxes,Insurance & Assessments "Other" is checked but no description was provided.	(ADDED 07/08/2019: Appraisal changed from SFR to PUD with HOA fees) The Estimated Taxes, Insurance & Assessments section's "Other" box, on the CD dated XX/XX/XXXX, was not checked and no description was provided for HOA. Provide a revised CD, Letter of Explanation and Proof of Delivery. (in-escrow)	7/23/2019: attached is the appraisal that shows the property as a SFD with no HOA fee. Please rescind the condition.	07/30/2019: Audit reviewed Lender's rebuttal, Lender advised that HOA is voluntary per Exhibit C on the purchase agreement. Condition cleared.07/24/2019: Audit reviewed Lender’s rebuttal and disagrees. AUS and appraisal, provided by lender on XX/XX/XXXX, reflect PUD with HOA dues. MLS listing, page 149, reflects association dues. Condition remains.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 14.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.28% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172576	d139276d-6293-e911-bdd2-f4e9d4a75ba2	2675		QM/Non-HPML		Credit		Inconsistent Documentation	MLS listing in file for subject property indicates subject is a condo (site condo) with annual HOA fees; AUS (DU) in file, also, reflects PUD and HOA fees. The appraiser does not indicate subject being a PUD or site condo or HOA fees. Clarification from appraiser is required. Additional conditions may apply.	07/08/2019: Please see the attached appraisal showing property as a PUD and verifying HOA dues.	07/08/2019: Audit reviewed corrected Appraisal, and has determined that subject property was corrected from SFR to PUD, as well as added yearly HOA fees of $X,XXX.XX /$X,XXX.XX monthly. Condition cleared. (HOWEVER, added finding in Compliance for corrected CD due to in-escrow)	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 14.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.28% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301172576	52b25c21-6293-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	The AUS (DU) in file is incomplete. The Mortgage Information section on page 1 is incomplete; missing Months Reserves. In addition, missing the Property Information Section on page 1. Additional conditions may apply.	07/08/2019: Please see attached.	07/08/2019: Audit reviewed complete copy of the AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 14.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.28% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301172576	749b010c-d492-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score 3.2		06/25/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is less than maximum tolerance variance threshold of XX%. Confidence factor is within guidelines. AVM report is acceptable.	Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 14.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.28% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 784				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180321	02274261-63ce-4c17-8379-014e03138e85	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure is paid to the lender. The fee should be paid to the actual service provider. Provide corrected CD and LOE to the Borrower. provider. No Cure		06/06/2019: Received explanation letter and post consummation CD which was previously provided. Section B payee has been corrected. Condition cleared. Loan will be rated a B for all agencies. 06/03/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301173209	5fabe6c1-c3b8-4e0c-9d67-2b4eb6f29107	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. eSignature on Initial CD is null and void due to the missing eConsent form; therefore, the mailbox rule was applied. No cure.	07/25/2019: Please see attachment	07/25/2019: Audit reviewed e-signed initial CD, and has determined that sufficient evidence was provided reflecting initial CD was acknowledged at least 3 days prior to consummation. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301173209	dc00ac97-cb8d-4f51-b651-2e2eb7bc65ab	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	07/23/2019: Please see attached	07/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 06/11/2019: Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301173209	80d563df-c0e8-4799-a324-3526ab36737a	3326		QM/Non-HPML		Compliance		Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower. No Cure	07/23/2019: Please see attached	07/25/2019: Audit reviewed e-Consent accepted by the borrower, and has determined that the documentation submitted is deemed acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301173207	b1049c4f-f178-e911-bdd2-f4e9d4a75ba2	1667		QM/Non-HPML		Credit		Missing HUD from sale of other property owned	Final executed CD/ Settlement statement from refinance of property #1 on the final application evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.	06/10/19: See attached	06/12/19: Lender provided the final ALTA settlement statement, exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 2 months reserves Years in Field Borrower has 10 years in Field Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301183182	78cb2751-055c-4e49-b874-83374f9b7e9b	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - ALTA EPA Endorsement, Title - Chain of Title, Title - Closing Protection Letter, Title Courier Fee, Title - Email Fee, Title - Escrow Fee, Title - IL loan Policy Fee, Title - Location Endorsement and Title - Title Update Fee in section C of the final Closing Disclosure are missing the name of the service provider. Provide corrected CD and LOE to the Borrower.	07/09/2019: Please see attached, title fees in section C, are beening paid to the Title company, and section E never has a lender or payee name for the recording fee	07/11/2019: Lender provided LOE, Proof of delivery and PCCD with Doc Prep Fee in section B and Section C Fees Payee's updated. Exception remains downgraded.06/17/2019: Post closing CD dated XX/XX/XXXX added service provider for title fees in section B. Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.30 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income. Years Self Employed Borrower has 9 years Self Employed.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301183182	07a1c746-f95b-4108-8e19-bc8a3b805a99	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Doc Prep Fee in section B of the final Closing Disclosure is paid to the lender. The Doc Prep Fee should be paid to the service provider. Provide corrected CD and LOE to the Borrower.	07/09/2019: please see attached	07/11/2019: Lender provided LOE, Proof of delivery and PCCD with Doc Prep Fee in section B and Section C Fees Payee's updated. Exception remains downgraded.06/17/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.30 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income. Years Self Employed Borrower has 9 years Self Employed.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301183182	7ab5475a-1297-4fe3-bf0e-cd118b3661e5	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure (Broker)	06/20/2019: please see attached	06/21/2019: Lender provided Affiliated Business Disclosure. Exception cleared.06/17/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.30 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income. Years Self Employed Borrower has 9 years Self Employed.				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301183182	57b13277-6391-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/20/19 XX: Please see attached. Information was obtained and reviewed by the Senior Underwriter, XXX XXX.	06/21/2019: Lender provided State search for business and employees name and title that obtained the information. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.30 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income. Years Self Employed Borrower has 9 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301183182	79ca14f6-0491-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 2.7		06/19/2019: Audit reviewed Lender response; Lender provided AVM. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 14.30 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income. Years Self Employed Borrower has 9 years Self Employed.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301177365	82809e15-49c4-4cc8-ac82-bdfd0c156ecf	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	05/28/2019: Please see attachment	05/28/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.05/22/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301179520	055f9998-8a05-4c95-9d15-a76c31c3ea95	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure was paid to the Lender and should be paid to the actual service provider. Provide corrected CD and LOE to the borrower.	06/10/2019: pls see attached pls clear	06/12/2019: Lender provided LOE and PCCD. Non-material finding, loan will be graded a B for all agencies.6/6/2019:Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.41% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 43.60 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301179520	c2504bae-2189-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/12/19 XX: Please see attached.	06/12/2019: Lender provided snapshot of contact information of person who completed the verbal verification of employment. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.41% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 43.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179520	b633073a-9188-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed XXXX business returns not provided.	06/12/19: XX: Please see attached	06/13/19: Lender provided the signed XXXX business tax return, exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.41% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 43.60 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180090	626daf74-8ddc-4e2a-a688-376618f0aa9b	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure was paid to the lender and not the actual service provider. Provide corrected CD and LOE to the borrower.	05/30/2019: pls see attached revised cd lox, please clear the condition	05/30/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: If new PCCD is issued, rating remains a B. 05/23/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 3.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.20% Years in Field Borrower has 3 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301180090	b84bc29c-b27d-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for subject property not provided. Monthly tax amount of $$X,XXX.XX is reflected on final 1008 and AUS, however the tax amount does not correspond with the monthly tax amount of $X,XXX.XX on the appraisal report and preliminary title report. Provide evidence of tax calculation. Additional conditions may apply.
06/19/2019: Attached please find 1008 indicating taxes of $X,XXX.XX  (1.25% calculation) Difference in $X,XXX.XX  on last DU run and $X,XXX.XX  is less than 3% threshold. AUS findings were not re-run.06/11/2019: We do not use the tax amount on the Prelim or the Appraisal for California purchase transactions. We calculate taxes based on the Sales price times 1.25%. Only if the amount of the property taxes last paid exceeds 20% over the calculated amount, we condition for a breakdown of property taxes and confirm if any special assessments will need to be paid with future tax bills. In this case the property taxes last paid did not exceed 20% over the calculated amount.
											06/19/2019: Audit reviewed revised 1008, and has determined that documentation submitted is deemed acceptable. Condition cleared. 06/13/2019: Audit reviewed Lenders response, however; 1.25% x $X,XXX.XX /12=$X,XXX.XX . Please provide tax documentation utilized for monthly payment of $X,XXX.XX . Exception remains.	Reserves are higher than guideline minimum UW Guides require no months reserves, loan qualified with 3.40 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.20% Years in Field Borrower has 3 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179219	a7525dd6-73cc-44a3-8d79-47394fc7004a	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure.	06/19/2019: please see attached	06/19/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.6/7/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.80% Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 8.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301179219	a7bf46bc-4489-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing a legible copy of page 1 of DU. Page 1 provide does not show DU rating or verify # of submissions.	06/19/2019: please see attached	06/19/2019: Audit reviewed complete copy of AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.80% Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 8.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 767				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301179218	2d8a52b1-723e-4c50-90dd-9c881dd4433f	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Home Warranty Fee in section H of the final Closing Disclosure does not reflect that this is an "optional" fee. Provide corrected CD and letter of explanation to the Borrower.		07/01/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.0 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 39.26% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 781				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301179218	806a11df-b4f4-482b-a306-3de862f2c3e1	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		07/01/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.0 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 39.26% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 781				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301179218	320b1c89-669c-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing the final / executed CD for the refinance of the borrowers vacated property.	07/15/2019: Please see the attached Final CD for the refinance of	07/15/2019: Audit reviewed executed Final CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.0 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 39.26% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 781				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179218	91408e44-679c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score = 2.8	07/08/2019: AVM posted to trailing docs XX/XX/XXXX.	07/09/2019 –The AVM report value of $X,XXX.XX , to appraisal value of $X,XXX.XX , has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.0 months reserves DTI is lower than guideline maximum Loan qualified with a low DTI of 39.26% FICO is higher than guideline minimum Borrowers qualified with a high FICO score of 781				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179422	c901548c-77f6-4535-a65f-e44a69975d1d	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	06/25/2019: The requested document was uploaded with the other documents. Please research and rescind the condition.	06/25/2019: Audit re-analyzed the loan file, and has determined that the Initial Escrow Account Discount Statement was located on page 615 within the original loan file. Condition cleared. 06/21/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 39.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.68%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301179422	0a16b7d6-3a94-e911-bdd2-f4e9d4a75ba2	2790		QM/Non-HPML		Credit		Missing Balance Sheet	Missing current XXXX Balance Sheet for Schedule C Business on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	06/27/2019: Please refer to the attached CPA LOX regarding the Schedule C income reporting on the tax returns. This income is from XXXXXX XXXX Attached is also a copy of the Balance Sheet and Profit & Loss Sheet that were provided with the initial loan delivery docs. Please rescind this condition.	06/27/2019: Audit reviewed the Lender Rebuttal, and has determined that a CPA letter was located on page 515 within the original loan file. Income reported under the Schedule C is income from security transactions under the business. P&L and Balance Sheet were provided for said business. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 39.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.68%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301179422	9a0ede8c-3a94-e911-bdd2-f4e9d4a75ba2	2791		QM/Non-HPML		Credit		Missing YTD Profit & Loss	Missing YTD XXXX P&L Statement for Schedule C Business on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	06/27/2019: Please refer to the attached CPA LOX regarding the Schedule C income reporting on the tax returns. This income is from XXXXXX XXXX Attached is also a copy of the Balance Sheet and Profit & Loss Sheet that were provided with the initial loan delivery docs. Please rescind this condition.	06/27/2019: Audit reviewed the Lender Rebuttal, and has determined that a CPA letter was located on page 515 within the original loan file. Income reported under the Schedule C is income from security transactions under the business. P&L and Balance Sheet were provided for said business. Condition rescinded.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 39.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.68%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301179422	df048cf1-7293-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.9.		06/27/2019: A CDA report reflecting a value $X,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 756 Reserves are higher than guideline minimum : UW Guides require zero months reserves, loan qualified with 39.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.68%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180054	8c59fa88-7b96-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	: • The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/26/2019: XX - Please see the attached.	06/27/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	Years in Primary Residence 4.5 years in Primary residence per Fraud Report No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed 11 years in Medical Profession per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180054	06501600-7e96-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Missing executed Trust Deed need in the amount of $X,XXX.XX for property #1 on page 5 of final application. Additional conditions may apply.	07/03/2019: Please see the attached Warranty Deed	07/03/2019: Audit reviewed Settlement Statement, and has determined that sufficient evidence that the $X,XXX.XX mortgage was paid, the documentation submitted is deemed acceptable. Condition cleared.	Years in Primary Residence 4.5 years in Primary residence per Fraud Report No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed 11 years in Medical Profession per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180054	325bda59-bb95-e911-bdd2-f4e9d4a75ba2	2789		QM/Non-HPML		Credit		Missing Executed Business Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns for the 1120S business not provided.	07/18/2019: XX- Please see the attached signed XXXX business tax returns for XXX and signed XXXX business tax returns for XXX.	07/18/2019: Audit reviewed the attached business tax returns. Lender provided signed XXXX and XXXX business tax returns for the 1120S business. Condition cleared.	Years in Primary Residence 4.5 years in Primary residence per Fraud Report No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed 11 years in Medical Profession per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180054	59aa188d-bb95-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX Signed returns not provided.	07/18/2019: TaxReturn	07/18/2019: Audit reviewed the personal tax return provided by the Lender. The XXXX personal tax return was signed by the Borrower. Exception cleared	Years in Primary Residence 4.5 years in Primary residence per Fraud Report No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed 11 years in Medical Profession per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180054	76010cd2-b695-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing CDA report. CU risk 5.		07/03/2019: A CDA report reflecting a value $X,XXX.XX which is a X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years in Primary Residence 4.5 years in Primary residence per Fraud Report No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Years Self Employed 11 years in Medical Profession per Final 1003				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180053	16ead156-4b74-430b-80a3-d16edff58d19	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	5/31/2019: please see attached	06/04/2019: Received evidence the Borrower received the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.5/30/2019: Finding deemed non-material, loan will be graded a B for all agencies.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.20 months reserves Years in Field Borrower has 10 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301180053	8ef993f9-f882-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	6/3/19 XX: Please see the attached documentation which evidences who obtained the verification of business information and their title.	06/04/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 7.20 months reserves Years in Field Borrower has 10 years in Field FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204961	9bc97246-b299-e911-bdd2-f4e9d4a75ba2	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		08/02/2019: Received explanation letter, air bill and post consummation CD adding license number. Condition cleared. Loan will be graded a B for all agencies.Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.20 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301204961	7983352f-bc20-433f-86b8-25785cc62404	3213		QM/Non-HPML		Compliance		Total Interest Percentage (TIP) is not accurate.	The Final CD reflects Total Interest Percentage (TIP) of XX.XX% vs actual TIP of XX.XX% with a difference of -XX.XX%. Provide corrected CD and LOE to the Borrower.		7/30/2019: Audit reviewed Lender response, Lender advised that prepaid interest credit was not included in the TIP calculation, after review corrected data entry. Condition rescinded.06/28/2019:Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.20 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301204961	3b2379e3-aa99-e911-bdd2-f4e9d4a75ba2	827		QM/Non-HPML		Credit		Failure to Obtain Final 1003	A final application for the subject transaction was not provided.		08/02/2019: Fully completed application provided. Condition Cleared	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204961	8b04e307-3c99-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file.		07/01/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 704 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301204456	e342c9d6-f2a3-e911-bdd2-f4e9d4a75ba2	15		QM/Non-HPML		Credit		Failure to obtain Hazard Insurance Declaration	A current hazard insurance declaration for the primary residence was not provided. Policy provided in the loan file is expired.	7/23/2019: pls see attached property insurance policy for property located at XXX effective date XX/XX/XXXX which was included in original credit upload, please rescind. thank you. 7/18/2019: Please see the attached HOI Policy that was sent with the initial loan delivery docs and is unexpired. Please rescind this condition.
07/30/2019: Audit re-analyzed the loan file, and has determined that the insurance for the primary residence (NOT subject loan, 2nd Home) expired 7 days before closing. However, the obligation was included in the DTI calculations based on most current HOI provided and does not affect subject loan insurability. Condition rescinded.      07/23/2019:  Audit reviewed lender’s rebuttal and document provided.  Insurance certificate provided is for the subject property which is a second home.  The expired insurance, page 59, is for the primary residence (XXXXX).  Please provide evidence of property insurance for primary residence.  Condition remains.07/18/2019:  Cleared in error.  Page 232 is subject property insurance.  Insurance for departing, page 59, is expired.  Condition remains.07/18/2019:  Audit reviewed lender’s rebuttal, document provided and original loan file.  Evidence of insurance, page 232, reflects XX/XX/XXXX expiration date.  Condition rescinded.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.47% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 324.20 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301204456	6ede2292-f2a3-e911-bdd2-f4e9d4a75ba2	1689		QM/Non-HPML		Credit		Missing Evidence of HOA Fees	Missing evidence of HOA dues for property #2 on the final loan application.	7/18/2019: Please see the attached HOA dues for XXX.	07/18/2019: Received evidence of HOA dues for REO #2. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 796 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.47% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 324.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203523	f5017a4b-038e-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Title - Owners Title Insurance fee in section H of the final Closing Disclosure is missing "optional". Provide corrected CD and letter of explanation to the Borrower.		06/20/2019: Audit reviewed Lender response; Lender provided a corrected CD and LOX and proof of delivery to the borrower. Condition cleared.06/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.38%. FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualifies with FICO of 705. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 10.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203523	757eda44-9c8c-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		06/19/2019: Audit reviewed lender response; Lender provided documentation of the lenders employee name and employee position that verified the employment. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.38%. FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualifies with FICO of 705. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 10.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203523	ca3f8556-a28c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 4.2		06/19/2019: Lender provided the CDA valuation. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.38%. FICO is higher than guideline minimum UW Guides require a FICO of 700, loan qualifies with FICO of 705. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualifies with 10.50 months reserves.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202710	be5627bf-e8f5-4d09-a897-bc167b310e20	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State license ID of the Sellers Real Estate broker is missing. Provide re-disclosed CD and letter of explanation.		06/26/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301202710	3239ea52-944c-4a1a-9b1d-12b881f40663	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		06/28/2019: Received attestation no affiliates. Condition cleared.06/26/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301202710	227fe51b-9297-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.9.		06/28/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301184534	260c60e8-fea8-4808-ac6e-0280e2dbb694	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	07/23/23019: Please see attached	07/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 07/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301197153	2b442291-7a88-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of PITI for the REO, the actual DTI is 43.09%. The lender used PITI of $X,XXX.XX vs. the actual PITI of $X,XXX.XX from the mortgage statement in file. Loan does not meet QM DTI requirements.	07/26/2019: Please see attached and clear as the DTI is 42.95%. XXXX #XXXX is a XXXX XXX credit card that was paid in full prior to closing.	07/26/2019: Audit reviewed evidence debt was paid prior to closing, and has determined that an updated AUS, 1008 and 1003 were provided without said debt included. Sufficient evidence was submitted to verify debt was paid PRIOR to closing with a zero balance remaining. DTI is 42.95%. Condition cleared.	Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 11.80 months reserves FICO is higher than guideline minimum : UW Guides require FICO of 680, loan qualified with FICO of 742 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301192657	1ddaa0a7-f1b9-433d-be1d-1a30fb7a886a	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the funding Closing Disclosure was paid to the lender and not the actual service provider. Provide corrected CD and LOE to the borrower.	07/18/2019: please see attached revised CD	07/19/2019: The corrected CD, LOX, and proof of delivery were provided; however, the LOX only indicated there were clerical errors on the Closing Disclosure. eRegs requires the lender to explain what was corrected on the disclosure. Exception remains. Non-material finding per SFIG, loan will be graded a B for all agencies.07/01/2019: This finding is deemed non-material with a final grade of a B					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301192657	f1302a7b-d4d0-481c-a7e1-a4a502fbd9cb	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	X% > 3.33% maximum late fee permitted by the State of XX with a loan payment of $X,XXX.XX The maximum late fee permitted in XX is $X,XXX.XX - resulting in a 3.33% maximum late charge threshold for this loan. (Calculation of maximum late charge required. $X,XXX.XX divided by Loan Payment = Threshold %) A unilateral letter to the borrower (i.e., the letter does not need to be signed by the borrower) stating that it will not charge in excess of the XX limitations and with evidence of refund of any past overages is required.	07/18/2019: attached is letter to borrower	07/19/2019: Lender provided letter to borrower and proof of delivery. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301192657	7a5e8e3f-5f9c-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The CD is missing from the loan file. The lender's loan disclosure reflects the loan file is missing the CD issued $X,XXX.XX and $X,XXX.XX .		07/16/2019: Received initial and interim closing disclosures. Evidence acknowledged previously provided. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301194564	972de6b4-2599-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	7/9/19 See attached VOB	07/11/2019: Lender provided employees name and title that obtained the VOB information. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 Years in Field Borrower has 7 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301194564	847a9cba-1799-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 4.3.		07/01/2019: A CDA report reflecting a value $X,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.47% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751 Years in Field Borrower has 7 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197090	201edef8-da10-4fb7-816d-41830039fdea	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies					2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301195719	fd0f0c97-ca99-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan, CU score was 4.3		07/01/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301197149	abf8dbb5-1c9c-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		07/04/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203586	7f52811a-0afc-45fe-9663-01fa6ab9a137	3312		QM/Non-HPML		Compliance		Amount Financed over disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The Amount Financed is over disclosed and exceeds allowable $100 variance/threshold for Purchase Transactions. The final Closing Disclosure reflects an Amount Financed of $X,XXX.XX vs. actual $X,XXX.XX , an over disclosure of $X,XXX.XX . Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.		06/20/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) via e-mail evidence for evidentiary purposes within 60 days from error notification that was provided and documentations is deemed acceptable. Loan will be rated a 'B'.Lender provided post close CD, refund of $X,XXX.XX and letter of explanation. Missing proof of delivery.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301203586	bf8a65f7-7d07-4c64-b43d-121ac0d24873	3210		QM/Non-HPML		Compliance		Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	The final Closing Disclosure reflects the Finance Charge as $X,XXX.XX vs. actual Finance Charge of $X,XXX.XX . An under disclosure of $X,XXX.XX which exceeds the $100 allowable tolerance for Purchase Transactions. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower, re-open rescission if applicable.	06/20/2019: Please see attachment	06/20/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) via e-mail evidence for evidentiary purposes within 60 days from error notification that was provided and documentations is deemed acceptable. Loan will be rated a 'B'. Lender provided post close CD, refund of $X,XXX.XX and letter of explanation. Missing proof of delivery.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301203496	7e4017a5-d5c4-46f1-b4f7-c2cb750ee90e	3283		QM/Non-HPML		Compliance		DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	The Recording fee was disclosed on LE as $X,XXX.XX and on the final CD as $X,XXX.XX , exceeding the allowable 10% tolerance. A tolerance cure of $X,XXX.XX is required. No evidence of tolerance cure provided in file. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	07/19/2019: please see attached07/05/2019: With the Title fees being in Section B, they are grouped into the 10% tolerance bucket with the Recording fee. Because of this, even though the Recording fee went up, the total amount of fees when including Section B does not exceed the 10 % threshold. Please rescind condition	07/19/2019: Audit review of Post-Closing CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided and documentations is deemed acceptable. Loan will be rated a 'B'.07/08/2019: Audit reviewed Lenders response, however; fees in section C of the LE remained in section C on the final CD, therefore the recording fee is calculated by itself at the 10% tolerance from LE to final CD. Exception remains.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301201791	133c1a22-de92-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is 3.0.		06/24/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301234934	f8b9476d-68a2-e911-bdd2-f4e9d4a75ba2	21		QM/Non-HPML		Credit		Failure to Obtain Final Application (1003)	Final application provided in the loan file is missing Yrs employed in the line of work/profession.	7/18/19 XX: Please rescind. Years in employed in line of work requirement would be met with the borrower's current work history with their current employer. This would not be required.	07/24/2019: Missing information sourced from other file documents. Loan will be graded a B.07/19/2019: Audit reviewed the Lender Rebuttal and has determined that the although this is not a regulatory or guideline requirement, the client’s statement of work requires the completeness of the 1003. Missing data in a field would be considered incomplete. Condition remains.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 703. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves. Years on Job Borrower has 3.67 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301234934	4d000043-7ea2-e911-bdd2-f4e9d4a75ba2	91		QM/Non-HPML		Credit		Failure to obtain Purchase Contract	Missing addendum to the purchase contract for Seller Credit not provided.	7/18/19 XX: Please rescind. On the purchase agreement the seller was required to pay for the owners title insurance as well as the transfer tax. Since these were paid for by the borrower these are showing up as a credit from the seller. Please see page 347 for the purchase agreement as well as page 558-559. I have included snips for your reference. Please see attached.	07/19/2019: Audit reviewed lender's rebuttal, sales contract, Seller CD and Buyer CD. The documents conform to the sales contract and are deemed acceptable. Condition rescinded.	FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 703. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves. Years on Job Borrower has 3.67 years on job.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301234934	4389e50a-7ca2-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Credit		General Credit Exception	Missing Lender's calculations for subject property taxes in the amount of $X,XXX.XX . Lender calculation is not based on X.X% of sales price or taxes reflected on title.	7/23/19: See attached tax bill showing the correct tax rate of X.X% as well as the corrected CD showing the correct taxes.
07/24/2019:  Lender provided tax bill, post consummation CD, explanation letter and air bill.  Tax calculation is sales price X millage.  Condition cleared.  Loan will be rated a B for all agencies.07/24/2019:  Lender provided tax bill, post consummation CD, explanation letter and air bill.  Tax calculation is sales price X millage.  Condition cleared.  Loan will be rated a B for all agencies.07/23/2019: Audit reviewed Lender response, Lender provided a LOX, POD, and PCCD, however the Letter of explanation does not state what was corrected and closing disclosure Estimated taxes Insurance and assessments do not concur with either the calculation of X.X% of the sales price, Please provided calculation of property taxes.  Condition remains.
												FICO is higher than guideline minimum UW Guides require a FICO score 680 loan qualified with FICO of 703. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 3.80 months reserves. Years on Job Borrower has 3.67 years on job.				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205558	6a89e9b3-8d7c-4315-810d-ea04ee6704e5	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX with no resulting CoC for any subsequent disclosures. The Final Closing Disclosure reflects a Credit Report Fee of $XX resulting in a $XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.	7/12/2018: The tolerance cure was already given to the borrower on the original final CD. This was unknowingly missing on the PCCD, this is now corrected to match the original final CD. Please see attached, please clear	07/17/2019: Received explanation letter, air bill and revised post consummation CD correcting tolerance cure. Condition cleared. Loan will be rated a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301205558	999b622e-dd99-e911-bdd2-f4e9d4a75ba2	3199		QM/Non-HPML		Compliance		Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	Section E Recording Fees are subject to 10% tolerance. LE dated XX?XX/XXXX reflects recording fees of $XX ($XX at 10%) with no resulting COC for any subsequent disclosures. Final Closing Disclosure reflects a charge of $XX for a variance/refund required of $XX to meet 10% threshold. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		07/17/2019: Received explanation letter, air bill and revised post consummation CD correcting tolerance cure. Condition cleared. Loan will be rated a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 0.50 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 712				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301204454	545a4939-a1a1-e911-bdd2-f4e9d4a75ba2	1687		QM/Non-HPML		Credit		Missing Evidence of Property Taxes	Evidence of property taxes for property #1 on the final application not provided.	07/17/2019: Please rescind. The XXXX tax amount of $X,XXX.XX /year is on the third-party property search, included on page 62 of the original submission.	07/17/2019: Audit re-analyzed the loan file, and has determined that taxes for property #1 on 1003 was located on page 62 within the original loan file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.60 months reserves Years in Field Borrower has 26 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301204454	5b17ad88-a1a1-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off.		07/23/2019: Received certified final settlement statement reflecting lien paid. No funds from this transaction were utilized. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.60 months reserves Years in Field Borrower has 26 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301201890	ee7281b7-e90e-4254-a6eb-6f16ccdf6c3d	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		07/11/2019 Finding deemed non-material, loan will be graded a B					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301202140	92da19b1-9fde-42cc-8de9-5210d2374d3a	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. No cure.	06/25/2019: please see attached	06/25/2019: Audit reviewed eSigned initial CD, as well as eConsent disclosure, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Years on Job Borrower has 5 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9 months reserves				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301202140	8d5e8554-cf55-4292-8684-943830f7b471	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	06/25/2019: please see attached	06/25/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.06/17/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	Years on Job Borrower has 5 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301202140	b2f9ed47-2891-e911-bdd2-f4e9d4a75ba2	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The Initial CD is missing from the loan file. No Cure - Missing document not provided.	06/25/2019: please see attached	06/25/2019: Audit reviewed eSigned initial CD, as well as eConsent disclosure, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.	Years on Job Borrower has 5 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301202140	e68c5cf3-b28e-e911-bdd2-f4e9d4a75ba2	915		QM/Non-HPML		Credit		Missing asset documentation	Lender's guidelines to verify assets require 2 months' bank statements. The loan file is missing 2 months statements for account #1 on the final 1003.	06/25/2019: Please see the attached. Two months bank statements for XXXXXXX were sent with the initial loan delivery docs. Please rescind this condition.	06/25/2019: Audit reviewed the Lender Rebuttal, and has determined that asset documentation was located on page 70 within the original loan file. Two (2) months bank statements were provided. Condition rescinded.	Years on Job Borrower has 5 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 9 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301229619	7594546a-bca4-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Home Warranty in Section H does not reflect the word "Optional", and Flood Insurance in Section F does not reflect the number of months the fees were collected for on the final Closing Disclosure	07/24/2019: pls see attached revised cd/lox, please clear	07/25/2019: Lender provided LOE and PCCD with settlement agent state ID updated and "Optional" added for Home Warranty. Exception remains downgraded.07/12/2019: Finding Deemed Non Material and will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301229619	5e117977-86ad-49ea-a8dc-5741cc0d9845	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State License Number of the Settlement Agent is missing.	07/24/2019: pls see attached revised cd/lox, please clear	07/25/2019: Lender provided LOE and PCCD with settlement agent state ID updated and "Optional" added for Home Warranty. Exception remains downgraded.07/12/2019: A post CD was provided with the State License Number. Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301229619	3606c83a-999a-4bf7-a9a2-231d76b840a8	1657		QM/Non-HPML		Compliance		Missing Flood Notice	Missing Flood Notice	07/24/2019: pls see attached, pls clear	07/25/2019: Lender provided signed Flood Notice. Exception cleared.07/12/2019: Finding Deemed Non Material and will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301229619	1b4de550-ac20-4189-850e-0f3d6620d2d3	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.	07/22/2019: Please see attached	07/22/2019: Lender provided initial escrow disclosure. Condition cleared.07/12/2019: Finding Deemed Non Material and will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301203480	aa072662-fd9d-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.6		07/09/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301226906	f2a57d37-069c-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 43%. Due to the improper calculation of REO PITI, the actual DTI is 44.58%. The lender did not in the HELOC loan on the REO property into the 1008 calculations.		07/18/2019: Audit reviewed Lender response, Lender provided updated documentation correcting the DTI. Condition cleared.	No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 12 months; cedit report verifies 80 months payment history with no late payments reported in the most rencet 12 months. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 686 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 39.50 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301226906	9cac7f12-059c-e911-bdd2-f4e9d4a75ba2	2788		QM/Non-HPML		Credit		Missing Executed Personal Tax Returns	Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. XXXX signed returns not provided.		07/18/2019: Audit reviewed Lender response, Audit reviewed original loan package and determined that the lender did provide the XXXX tax returns and they are signed. Condition rescinded.	No Mortgage Lates : UW Guides require 0 x 30 days late in the most recent 12 months; cedit report verifies 80 months payment history with no late payments reported in the most rencet 12 months. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 686 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 39.50 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301218061	1a84d942-54a3-e911-bdd2-f4e9d4a75ba2	2880		QM/Non-HPML		Compliance		Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301254515	3d7926d9-03ab-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 5.0		07/23/2019: A CDA provided reflecting a value of $X,XXX.XX which is a X.X% variance. Variance within acceptable tolerance. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301213530	a7ae3d1a-f857-4310-b5b7-6b5fadaf8a0d	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure	07/10/2019: pls see attached, pls clear	07/10/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.07/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.70% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 37.40 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301213530	a6a7c51d-c59d-e911-bdd2-f4e9d4a75ba2	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
Failure to obtain 3rd party verification of employment: - The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.
											07/15/2019: Received satisfactory verification of business. Timing requirement met, condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 716 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.70% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 37.40 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301229788	76800d37-f35b-4bf2-92e8-3ea699a00ced	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided.	07/30/2019: Please see attachment07/10/2019: Please see attachment	07/15/2019: Lender provided Loan specific attestation. Exception cleared.07/07/2019:Finding Deemed Non Material and will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.64% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Full Documentation The loan is full documentation				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301229788	7cbece03-d349-47a2-ae89-da0bd054f3c1	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Home Loan Toolkit not provided.		07/30/2019: Lender provided Home Loan Toolkit. Exception cleared.07/26/2019: Audit reviewed lender's response, Lender provided the Home Loan Toolkit, however, documentation of when it was provided to the borrower was not provided. Condition remains.07/07/2019:Finding Deemed Non Material and will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.64% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301229788	33ede1e5-25a1-e911-bdd2-f4e9d4a75ba2	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final CD/Settlement Stmt from departing residence on the final application) evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.	07/12/2019: XX- Please see the attached Final CD for the sale of XXXX.	07/15/2019: Lender provided final CD for sale of departing residence. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.64% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 733 Full Documentation The loan is full documentation				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301207161	edc8555e-50b0-47e7-a185-16e9428364a9	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.	07/25/2019: please see attached	07/26/2019: Lender provided verification of borrower's receipt of Home Loan Toolkit. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220169	2c643b73-17a4-e911-bdd2-f4e9d4a75ba2	724		QM/Non-HPML		Credit		Missing Documentation	Client Overlay Exception, Client to Review – There should be a documented employment and income history including but not limited to two years of US tax returns and a history of visa renewals and no reason to believe employment will cease. Borrower and Co-Borrower on H1-B Visa. Loan file is missing Tax Returns for XXXX and XXXX.	7/18/19 XX Please rescind this condition as there is not any guideline that states you have to have XXXX and XXXX Tax Returns.	07/18/2019: Audit concurs with the lender rebuttal, condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.36% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301220169	f84d847b-14a4-e911-bdd2-f4e9d4a75ba2	914		QM/Non-HPML		Credit		Missing income documentation	Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers. File is missing Tax Returns for the XXXX and XXXX and XXXX W2 for the Borrower and Co-Borrower.	07/18/2019: Please rescind this condition as there is not any guideline that states you have to have XXXX and XXXX Tax Returns.
07/18/2019: Audit reviewed the Lock confirmation for loan program, and has determined that loan is not subject to QM requirements. AUS required income documents were located within the loan file. Condition rescinded. 07/18/2019: Audit re-analyzed the loan file, and has determined that the loan program requires a paystub and previous W2 for both borrowers. Both were provided within the loan file. However, Appendix Q requires a two year employment history to verify income, documentation such as tax returns, tax transcripts, W2s -OR- third party or employer records that contain income information (WVOI). Missing income verification for XXXX. Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.20 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.36% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 750				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301218059	e78d1c45-b557-44eb-bba5-dd06aa166478	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301218057	8ab57235-e1be-4669-a345-1c0c559421e4	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	X.X% > 3.16% maximum late fee permitted by the State of XX with a loan payment of $X,XXX.XX . The maximum late fee permitted in XX is $100 resulting in a 3.16% maximum late charge threshold for this loan.	07/24/2019: please see attached letter sent to the borrower	07/25/2019: Lender provided mailing label and LOE verifying correct late charge parameters. Exception downgraded.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301220167	0612e806-33d3-40d9-a3c9-df2ef26df196	1672		QM/Non-HPML		Compliance		Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		07/10/2019-This finding is deemed non material and will be graded B for all agencies.	No Mortgage Lates Credit report verifies 28 months payment history with no late payments reported Years in Field Borrower has 5 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301220167	cde4cf7b-5ba3-e911-bdd2-f4e9d4a75ba2	1497		QM/Non-HPML		Credit		LTV Exceeds Guideline Limit	Lender guidelines requires a maximum LTV of 80% however the current LTV of the subject is 90%. The lender approved the file with 90% LTV. No exception was provided in the loan file.	7/22 XX: Please rescind and see attached. Per the XXX High Balance guidelines and matrix, purchase transactions have a max LTV of 90%.	07/22/2019: Audit reviewed the High Balance guidelines and matrix. Audit agrees purchase transactions have a max LTV of 90%. Condition rescinded.	No Mortgage Lates Credit report verifies 28 months payment history with no late payments reported Years in Field Borrower has 5 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301219376	1d691f38-7aa9-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Missing a CDA report in the file.		07/24/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.	Years Self Employed Borrower has 8 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.66% Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 105 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228326	7559c059-879e-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	AUS results in file are not complete, missing CU Risk Score.	07/15/2019: Please see attached	07/15/2019: Audit reviewed complete copy of AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 12.10 months reserves Years in Field Borrower has 13 years in Field Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301227527	df7683ef-bba1-e911-bdd2-f4e9d4a75ba2	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for primary residence on the final application not provided. Additional conditions may apply.	07/11/2019: XX – Please see the attached Credit Supplement which states, “payment includes PITI.” This was sent with the initial loan delivery docs. Please rescind this condition.	07/15/2019: Lender provided credit update verifying the primary residence mortgage included both taxes and insurance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 798 Years in Field Borrower has 29 years in field Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 13.20 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233453	9eee2a03-4b57-44d0-812b-1a6ef6e9f88f	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.		07/18/2019: Audit reviewed the Seller CD and has determined that the document conforms to the sales contract and is deemed acceptable. Condition cleared.07/09/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.10%.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233453	ab1ddd55-9ba2-e911-bdd2-f4e9d4a75ba2	854		QM/Non-HPML		Credit		Failure to obtain Lease Agreements	Missing current lease/rental agreement for rental property A located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. Lease agreement in file is expired.	7/16/19 XX Please rescind this as page 242 shows the lease does not expire until X/XX/XXXX.	07/18/2019: Audit reviewed lender's rebuttal and lease. Lease provided is not expired. Condition rescinded.	DTI is lower than guideline maximum UW Guides Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.10%.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301233453	c67dd35d-93a2-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report not provided. CU 3.2.		07/12/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is equal to/less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. Condition rescinded.	DTI is lower than guideline maximum UW Guides Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 35 months reserves. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.10%.				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301227773	de96b3c7-3b9f-e911-bdd2-f4e9d4a75ba2	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification was not provided for borrower.	7/12/2019: Please see the attached VVOE	07/16/2019: Received satisfactory verbal verification of employment. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.46%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 56 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 723.				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301220436	cad9e57b-a8a4-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Wire Fee paid to the lender reflected in section B of the final Closing Disclosure should be reflected in section A or the correct service provider should be listed. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301251171	e7ef0fa0-15ae-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	The final loan application (1003) is missing Business phone number for borrower's current employer.	07/30/2019: Please rescind this condition for the employers telephone number on the 1003 as it is non material.	07/30/2019: Missing information sourced from other file documents. Loan will be graded a B.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 808 Years in Field Borrower has 13 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301251171	fc681219-e2ae-e911-abc7-f4e9d4a75a52	992		QM/Non-HPML		Credit		Invalid AUS	The AUS (DU) in file is incomplete. Missing completed section under Proposed Monthly Payment (page 9 of 10).	07/30/2019: See attached AUS	07/30/2019: Audit reviewed complete copy of AUS, and has determined that the documentation submitted is deemed acceptable. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 5.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 660, loan qualified with FICO of 808 Years in Field Borrower has 13 years in Field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301282180	e7fa9112-9bbf-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The LE dated XX/XX/XX reflects Estimated Cash to Close of $X,XXX.XX vs. the final Closing Disclosure reflects Estimated Cash to Close of $X,XXX.XX . Provide corrected CD and LOE to the borrower.	08/28/2019: Please see attached. It looks like there is 2 loan estimates that are issued on XX/XX/XXXX. The one that was issued on XX/XX/XXXX and signed on XX/XX/XXXX shows the cash to close as $X,XXX.XX . However they have a second LE issued XX/XX/XXXX but signed XX/XX/XXXX making that the last disclosed LE with the cash to close at $X,XXX.XX , matching the final CD. So the $X,XXX.XX amount should be correct. Attached correct LE	08/28/2019: Audit reviewed e-signed initial LE dated XX/XX/XXXX, and has determined that said document matches the final CD. The other LE with same date was NOT signed or acknowledged by the borrower. Condition cleared. 08/15/219: Non-material per SFIG guidance, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 725 Years Self Employed Borrower has 24 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301282180	f0582dc3-7ebf-e911-abc7-f4e9d4a75a52	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 43%. Due to the improper calculation of income the actual DTI is 46.15%. The lender did not include the income losses for Business C and D on Schedule E Part II of the XXXX tax returns.
XX 8/21/19: Please see attached correct income calculator adding the amortization expense for TR4.  Also see the verification of business showing that NO4 is terminated. The income calculator that you are referring to is one we were using when we did not know that the business was terminated. We would not be required to follow this calculator with the new information. XX 8/16/19: Please rescind. Business C is no longer active as of XX/XX/XXXX so we would not be required to count this loss against the borrower (see page 833). We were also counting the loss against the borrower for TR4 Development already.

08/22/2019: Audit reviewed Lender's response and documentation provided which included an updated AUS, 1008 and business license verifying business license search for business C and has determined business C is no longer an active business.  Re-calculated income removing loss from business C which resulted in a DTI within tolerance. Condition cleared. 08/19/2019: Audit reviewed Lender's response and has determined the income calculator for business C, XXX, reflects underwriter comment that states hitting borrower for loss from P&L provided for XXXX; however, income loss was not included in Lender's calculation.  Further, it does not appear the income loss for business D was included.  Audit income when including losses for both business C and D is $X,XXX.XX , which results in a DTI of 46.15%.  Condition remains.
												Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 725 Years Self Employed Borrower has 24 years Self Employed				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301282180	dc45cda9-7ebf-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided for Business A on Schedule E Part II of the XXXX tax returns.
										XX 8/16/19: Please see attached showing senior underwriter XXX obtained and cleared the VOB.	08/19/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.70 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 725 Years Self Employed Borrower has 24 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228324	8989915e-d88d-4ed7-a32e-bc3d0d476c45	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		07/23/2019: Audit reviewed Lender rebuttal, Lender provided an attestation for no affiliated businesses. Condition cleared.07/16/2019: Finding deemed non-material, loan will be graded a B for all agencies.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301242240	8669f79e-90a8-e911-bdd2-f4e9d4a75ba2	4		QM/Non-HPML		Credit		DTI Exceeds Guidelines	The Guidelines reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of debts, the actual DTI is 43.1% The lender used a lower minimum payment for existing property HELOC than what statement provided in file indicated. Debt to Income Ratio utilizing QM methodology exceeds 43%.		07/26/2019: Audit reviewed Lender response, Lender advised used a lower payment per the mortgage statement. Reviewed the mortgage statement for the 1st and 2nd lien, and found the hazard insurance statement. Once updated with correct payment amount DTI is below 43%. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 779 Reserves are higher than guideline minimum AUS requires 0 months reserves, loan qualified with 15.3 months reserves Years on Job Borrower has 8 years on job				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301238139	b19c46c0-a1cd-409c-8c88-14d45ad804aa	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure		07/23/2019: Audit reviewed Lender's rebuttal, Lender provided an attestation that there are no affiliates. Condition cleared.7/11/2019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.11% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 6.10 months reserves				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301238139	0d84d293-f3a3-e911-bdd2-f4e9d4a75ba2	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	07/19/2019: Please see the attached DataTree Report that was sent with the initial loan delivery docs confirming the Parcel ID. The legal description on the Title Commitment is matching the legal description on the Appraisal. Please rescind this condition.	07/19/2019: Audit reviewed the legal description on the Appraisal, and has determined that legal matches the Mortgage and Title documents. Although the APN number is incorrect on the Appraisal, the legal description is correct. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.11% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 744 Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 6.10 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301250449	f5cb0cda-59bc-4abc-b1c6-c4cd7abd265d	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing affiliated business disclosure.	07/23/2019: Please see attached	07/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 7/16/2019: Finding deemed non-material, loan will be graded a B for all agencies	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 30 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.74%				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301250449	4171112f-0aa8-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	AUS in file was not complete, missing a complete AUS result, additional conditions may apply.	7/25/19 XX: Please see attached.	07/26/2019: Lender provided complete AUS. Exception cleared.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 30 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.74%				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301235508	cf918c18-8801-4040-aed5-58b1b3f8db1e	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Credit Report fee and Flood Certification fees in section B of the final Closing Disclosure were paid to the incorrect service providers. Provide corrected CD and LOE to the borrower.		07/18/2019: Original loan file contains explanation letter and post consummation CD correcting payees. Condition cleared. Loan will be rated a B for all agencies.07/18/2019: A Post Close CD corrected and LOE. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301235508	010f106f-807b-4e37-91e8-3abdc351a8aa	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	07/23/2019: Please see attached	07/23/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 07/18/2019-This finding is deemed non material and will be graded B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301254157	e90cb833-c5ac-e911-abc7-f4e9d4a75a52	1457		QM/Non-HPML		Credit		Failure to Obtain a Fully Completed Loan Application	Loan application is missing employer phone number for co -borrower.		07/22/209: Missing information sourced from other file documents. Loan will be graded a B	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.28% Years on Job Borrower has 17.83 years on job Years in Primary Residence Borrower has resided in deparure resience for 5 years				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301252495	bffb2572-fbed-4496-a2e1-3a733f007cdb	1608		QM/Non-HPML		Compliance		Loan Late Charge Parameters Exceeds State Thresholds	X% > 2.73% maximum late fee permitted by the State of XXXXXXX with a loan payment of $X,XXX.XX . The maximum late fee permitted in XXXXXXX is $100 - resulting in a 2.73% maximum late charge threshold for this loan A unilateral letter to the borrower (i.e., the letter does not need to be signed by the borrower) stating that it will not charge in excess of the XX limitations and with evidence of refund of any past overages is required.	07/31/2019: Please see attached	08/01/2019: Audit reviewed the unilateral letter to the borrower, as well as evidence of shipment for evidentiary purposes, and has determined that the document states that the Lender will not charge late fees in excess of the state limitations. Documentation submitted is deemed acceptable. Loan will be rated a Fitch B. Exception downgraded.					3	2	C	A	C	A	D	B	C	A	C	A	Cleared
301252495	59dfed66-b021-4fcb-a7de-3c8c1125b1ce	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure 07/22/2019 Finding deemed non-material, loan will be graded a B for all agencies.	07/24/2019: Please see attached	07/25/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301252495	3283b489-73cc-40c2-ae2b-f25094e79da4	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	XX 07/22/2019 Finding deemed non-material, loan will be graded a B for all agencies. Missing Home Loan Toolkit	07/24/2019: Please resend condition attached disclosure was included with the loan package	07/25/2019: Audit review of the initial Intent to Proceed Disclosure has determined that sufficient evidence was provided that the Special Information Booklet/Home Loan Toolkit was provided to the borrower within 3 days of application date. Condition Rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289329	96761696-81c3-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Duplicate Tax Bill reflected in section H of the final Closing Disclosure should be reflected in section F. Provide corrected CD and letter of explanation to the Borrower.	09/10/2019: Per Correspondent - Why would I move that fee from the “Other” section to the Prepaids section? This is just a Tax bill fee that was charged. Not an actual Tax payment where prepaids would be at? This is just to pay for the cost of the bill, just like any of the misc charges that are to the seller, I believe that the section it is in, is the correct section. Please escalate this to management. I am not in agreement with the moving of this fee. Please clear condition	09/10/2019: Audit reviewed the Lender Rebuttal, and has determined that the Duplicate Tax Bill fee paid by the Seller was NOT to pay taxes on the property. Said fee was a service/miscellaneous charge for copy of the bill, therefore Section H is appropriate. Condition rescinded. 8.20.19: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.40 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301289329	b4e7d0cd-7fc3-e911-abc7-f4e9d4a75a52	1638		QM/Non-HPML		Credit		Failure to Satisfy Existing Debt	The AUS (DU) requires Liability #2 on co-borrowers final loan application to be paid off. Evidence of payoff debt not provided.	8/22/19 XX: Please see attached updated AUS including this liability in the DTI. The loan remains under 43% DTI	08/23/2019: Per lender’s request and updated AUS provided, account has been included in ratios. Revised DTI 41.86%. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.40 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289329	9b417fc5-80c3-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	Missing Lenders calculation of property taxes of $X,XXX.XX monthly or $X,XXX.XX yearly for subject. File contains Certificate of Current Property Tax Status which reflects yearly taxes of $X,XXX.XX or $X,XXX.XX.	8/22/19 XX: Please see attached tax cert used for property tax calculation	08/23/2019: Received evidence of lender’s tax calculation. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.40 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301289329	e01a800a-81c3-e911-abc7-f4e9d4a75a52	1688		QM/Non-HPML		Credit		Missing Evidence of Taxes and Insurance	Evidence of property taxes and insurance for departing residence on the final application not provided. Additional conditions may apply.	09/10/2019: please see attached escrow detail showing taxes and insurance are included in the escrows listed on the mortgage statement8/22/19 XX: Please rescind. The mortgage statement for XXX shows taxes disbursed YTD of $X,XXX.XX while the total escrows YTD are $X,XXX.XX With this information we can conclude that the insurance is also included in the escrow payments
09/10/2019: Audit reviewed the Mortgage holder's Account Activity Statement for departing residence, and has determined that all taxes and insurance were included within the monthly mortgage payment. Condition cleared. 08/23/2019: Audit reviewed lender’s rebuttal and original loan file.  State requires school, town and county taxes which are paid annually.  Mortgage statements provided reflect taxes paid in the amount of $X,XXX.XX  + $X,XXX.XX  = $X,XXX.XX /12 = $X,XXX.XX .  These amounts do not include the school portion of the taxes which are the highest portion.  Unable to determine if $X,XXX.XX  monthly escrow is for taxes and insurance.  Condition remains.
												FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 693. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.40 months reserves. Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272419	d28d677b-7754-42e0-ae06-862bae740004	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	08/28/2019: please see attached	08/28/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.08/22/2019: This finding is deemed non-material with a final grade of a “B”					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301290892	90dd0821-28c4-e911-abc7-f4e9d4a75a52	2992		QM/Non-HPML		Credit		Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and/or mortgage.	09/03/2019: See attached legal description.8/27/19 XX: Please rescind this condition based on the attached tax information that was sent with the original file. The appraiser used the AIN and the security instrument has the correct PIN.	09/03/2019: Audit reviewed Legal Description, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 08/28/2019: Per updated guidance from Client, condition may be cleared if legal description matches. Per appraisal legal description, see attached addenda. Addendum provided on page 400 & 694. Title legal description provided on page 453. Per mortgage, page 609, legal description is attached. Exhibit A to mortgage not provided. Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680 , loan qualified with FICO of 708 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 32 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 9.9 months reserves				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
301290892	21c80463-48c4-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/28/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680 , loan qualified with FICO of 708 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 32 months payment history with no late payments reported Reserves are higher than guideline minimum UW Guides required no months reserves, loan qualified with 9.9 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287144	b5135497-36c8-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/29/19 XX: Please clear this based on the attached VOB.	08/30/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 748 Years Self Employed Borrower has 14 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287144	f8d1c153-39c8-e911-abc7-f4e9d4a75a52	741		QM/Non-HPML		Credit		Failure to obtain Documentation	The borrower is retaining primary residence at time of closing of subject. Missing copy of mortgage statement for liability #1 reflected on the final loan application to determine if taxes and insurance are included in the payment. Additional findings may apply.	9/4/19 XX: Please clear this condition. I stated in my rebuttal that we sold the loan to XXX and it has the same opening date and original balance; The PITI is different as this was the original information in XXXX and it was just to proved the account is escrowed for taxes and insurance. Attached is the note from this loan in XXXX for $X,XXX.XX . 8/29/19 XX: Please clear this condition based on the attached first payment letter for the XXX loan that we sold to them that shows T&I are included in the payment.	09/06/2019: Lender provided Original Note and First payment letter indicating Taxes and Insurance included. Loan was sold and has same open date (Taxes adjusted in escrow after purchase). Exception cleared.08/30/2019: Audit reviewed first payment letter provided. Lender on payment letter matches lender on 3rd party fraud report and is a different lender and PITI than reflected on the credit report. Condition remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 748 Years Self Employed Borrower has 14 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287144	fe6b04e3-36c8-e911-abc7-f4e9d4a75a52	724		QM/Non-HPML		Credit		Missing Documentation	The AUS (DU) in file indicates liabilities #6 and #7 were omitted from the underwriting calculations. One account is a Lease that has less than 10 payments, however, payment should be included in DTI calculation regardless of number of payments remaining; 2nd account is a revolving debt. Missing documentation supporting omission of debts. Additional findings may apply.	8/29/19 XX: Please rescind this condition based on the attached supplement showing both accounts paid in full and that XXX XXX is paid by his employer. This was in the original upload.	08/30/2019: Audit reviewed Lender’s rebuttal and original loan file. Omitted accounts per AUS: (1) XXX, evidence paid provided on credit supplement (2) XXX evidence paid provided on credit supplement (3) XXX car loan, paid by business, proof of 12 payments in file. Condition rescinded.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 748 Years Self Employed Borrower has 14 years Self Employed				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301287144	292fb54e-21c8-e911-abc7-f4e9d4a75a52	2664		QM/Non-HPML		Credit		Missing Purchase contract addendum	Missing ratified addendum to purchase contract indicating seller paid closing costs in the amount of $X,XXX.XX	8/28/19 XX: Please rescind this condition as the seller credit is a benefit to the borrower and an addendum should not be required. See attached addendum for $X,XXX.XX.	08/30/2019: Audit reviewed lender's rebuttal, addendum provided and original loan file. Seller credit $X,XXX.XX , owner's title policy $X,XXX.XX , city & state tax stamps $X,XXX.XX = $X,XXX.XX . Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 748 Years Self Employed Borrower has 14 years Self Employed				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301281190	e19a6592-c76f-48f9-bf0c-3ed3fbc09aa2	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.	08-19-19 XX: Please see attachment	08/20/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared. 08/15/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301281190	48555e12-87bf-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.		08/19/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297692	fa8059db-96ca-e911-abc7-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Borrower paid Owner's Title Insurance premium is missing the term optional.	9/5 XX: Per the corr "The CD that was uploaded to UWM was actually uploaded in error and was never provided to the borrower. Please see attached for actual final CD that was provided to the borrower. Please rescind, thank you.	09/06/2019: Lender provided correct Funding CD. Exception cleared.08/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.27% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297692	705540ab-0e01-456c-864c-e2f83f8ffac2	3176		QM/Non-HPML		Compliance		Naming Convention in Origination Charges - Section A on C.D is not consistent	The naming convention of fees in section A of the LE and CD is not consistent. The Funding CD reflects Processing fee and the LE dated XX/XX/XXXX reflects Administration fee. Provide corrected CD and letter of explanation to the Borrower.	9/5 XX: Per the corr "The CD that was uploaded to UWM was actually uploaded in error and was never provided to the borrower. Please see attached for actual final CD that was provided to the borrower. Please rescind, thank you.	09/06/2019: Lender provided correct Funding CD. Exception cleared.08/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.27% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297692	90451ec0-31fb-4b4a-b6b3-e319539fdd93	3165		QM/Non-HPML		Compliance		Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	WLSP is not found in the file.	09/10/2019: Lender provided Initial WLSP. Exception cleared.9/10 XX: please see attached which was included in original upload, please rescind. thank you. 9/9 XX: While technically, the type of service should be listed on the Written List of Service Providers, the nature of the service is implied to be title services as the provider is a title company. please rescind	09/10/2019: Audit reviewed Lenders response, however; WLSP not provided. Exception remains downgraded.08/29/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.27% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297692	7cf7107f-97ca-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment
• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.   The item required in the second bullet point was not provided for Business C on Schedule E Part II of XXXX tax return.
											09/03/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.27% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.7 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301297692	d37b695a-97ca-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for the borrower. The verification in the loan file is dated XX/XX/XXXX, which is not within 10 days of the note date.	Please rescind. UWM has a variance that allows for VVOE's to be dated within 30 days of the note date	08/29/2019: Variance to DU feedback/guideline approved for lender by GSE. Exception will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.27% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 743 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 17.7 months reserves				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259938	e8bb18a1-c4a4-43ef-938f-4d171cb37a56	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Settlement Agent is missing. Provide corrected CD and letter of explanation to the Borrower.	08/30/2019: Please rescind condition, state loan ID Numbers are not always issued or required for Settlement agents	08/30/2019: Audit concurs with the Lender Rebuttal, and has determined that subject property state does not require an ID number for the Settlement Agent. Condition rescinded. 08/16/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.70 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 85%				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301259938	a0e65922-7302-4f12-afc2-de0604dd0a56	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		08/16/2019: Finding deemed non-material, loan will be graded a B for all agencies.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.70 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 85%				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301259938	ecc6dd67-60c0-e911-abc7-f4e9d4a75a52	701		QM/Non-HPML		Credit		Failure to obtain Employment Verification	An employment verification dated within 10 days of the note date as required by lender's guidelines was not provided for co-borrower. VVOE provided in the loan file is dated XX/XX/XXXX, which is not dated within 10 days of the note date.		08/16/2019: Variance to DU feedback/guideline approved for lender by GSE.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.70 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 85%				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301259938	91279653-60c0-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off and Borrower netted sufficient cash to close and/or reserves. Settlement Statement provided in the loan file was not executed or marked final. Additional conditions may apply.	8/20/19 XX: Please clear this condition based on the attached certified copy of the final settlement statement.	08/21/2019: Received certified settlement statement evidencing sale of home, lien paid and netting sufficient cash to close. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.70 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 85%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301259938	ce49dc07-60c0-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		08/19/2019: A CDA provided reflecting a value of $X,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 773 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 16.70 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 85%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260715	33301191-01ed-415f-868c-15cfa03fa73c	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		08/28/2019: Received attestation no affiliates. Condition cleared.08/23/2019: Finding deemed non-material, loan will be graded a B for all agencies	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715 No Mortgage Lates Credit report verifies 48 months payment history with no late payments reported				2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301260715	f00cd68e-cbc5-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		08/26/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by the underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715 No Mortgage Lates Credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301260715	94871470-ccc5-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score of 3.		08/26/2019: A CDA report reflecting a value $X,XXX.XX , which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 20.60 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 715 No Mortgage Lates Credit report verifies 48 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287250	021c5ef3-ebc5-e911-abc7-f4e9d4a75a52	1502		QM/Non-HPML		Credit		Missing HUD-1 From Sale of Previous Property	Final Hud-1 from departing residence evidencing liens paid and netting sufficient cash to close was not provided. Additional conditions may apply.	8/28/19 XX: Please clear this based on the attached Final closing statement. Sorry. 08/27/2019: Please clear this condition based on the attached final settlement statement.	08/29/2019: Received certified settlement statement verify sale of home, lien paid and netting sufficient cash to close. Condition cleared.08/27/2019: Audit reviewed ALTA Settlement Statement, and has determined that said document reflects the incorrect seller name (should be borrower) and incorrect property address (should be departure residence). Condition remains.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 696 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.50% No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 38 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301268374	a7e30d12-6bc8-e911-abc7-f4e9d4a75a52	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	File is missing CD dated XX/XX/XXXX per tracking disclosure.	09-04-19 XX: Please see attachment	09/05/2019: Lender provided initial CD dated XX/XX/XXXX. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301267883	26ec711f-cdc9-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	8/29/19 XX: Please see attached	08/30/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 764 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.76%				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272432	fc759407-3d11-47a3-8433-5d427fa409e1	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		09/05/2019: Audit reviewed lender’s rebuttal and disagrees. The name on the note is (XXX). The name on the attestation is (XXX). The name on the attestation is not an a/k/a in NMLS. Condition remains non-material, loan will be graded a B for all agencies.09/03/2019: The Lender name on the attestation provided does not match the lender name on the note. NMLS reviewed and there are no other trade names. Conditions remains non-material, loan will be graded a B for all agencies.8/292019: Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.56% FICO is higher than guideline minimum UW Guides require FICO of 7680 loan qualified with FICO of 817 Years in Field Borrower has 19 years in Field				2	2	B	B	B	B	B	B	B	B	B	B	Acknowledged
301272432	ccd6fe4a-2dcb-40dc-8dfa-e32a871e6f87	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		09/05/2019: Received evidence the Borrower received the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.8/29/2019:Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.56% FICO is higher than guideline minimum UW Guides require FICO of 7680 loan qualified with FICO of 817 Years in Field Borrower has 19 years in Field				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301272432	73996648-82ca-e911-abc7-f4e9d4a75a52	840		QM/Non-HPML		Credit		Failure to Obtain Hazard Insurance Declaration	Hazard Insurance effective date is after consummation date.		8/20/2019: Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction and provided that the coverage is sufficient. Finding deemed non-material, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 17.56% FICO is higher than guideline minimum UW Guides require FICO of 7680 loan qualified with FICO of 817 Years in Field Borrower has 19 years in Field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301280946	060c3ded-8dc7-e911-abc7-f4e9d4a75a52	1638		QM/Non-HPML		Credit		Failure to Satisfy Existing Debt	The Lender's loan approval (AUS) required satisfaction of account #5 on borrower's credit report dated XX/XX/XXXX. Satisfaction not provided and/or documentation that supports omission.	8/26/19 XX- XXX was omitted because it’s a duplicate account. We are already including this account in the ratios. Please rescind this condition.	08/27/2019: Audit reviewed lender’s rebuttal and original loan file. Citi #2430, page 53 is borrower’s account. Citi #2430, page 88, is an authorized user/duplicate account on the co-borrower’s report. AUS item #31 reflects authorized user account. The borrower’s account is included in the DTI per AUS page 622. Condition rescinded.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 77 total months payment history with no late payments reported. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 51 months reserves				1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301280946	dd10be44-8dc7-e911-abc7-f4e9d4a75a52	1646		QM/Non-HPML		Credit		Failure to Verify Sale of Previous Property	File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence for coborrower on the final application was paid off and Borrowers netted sufficient cash to close and/or reserves.	8/26/19 XX -Proceeds are not being used from the sale of (XXX). Please refer to (XXX) which states we are required to obtain a copy of the fully executed sales contract and to verify that any financing contingencies have been cleared. Please rescind this condition.	08/28/2019: All financing contingencies removed, condition cleared. 08/27/2019: Audit reviewed lender’s rebuttal, document provided and original loan file. AUS item #21 requires a photocopy of the settlement statement. Contingency addendum #2 states all buyer contingencies are removed except contingency for the sale of the buyer’s property. Condition remains.	No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 77 total months payment history with no late payments reported. FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 754 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 51 months reserves				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301287014	b3fc8f22-a1c9-e911-abc7-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided. The CU Score is 2.7.		09/04/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301290889	3ebeecd4-aeca-e911-abc7-f4e9d4a75a52	22		QM/Non-HPML		Credit		Failure to obtain 3rd party verification of employment	The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.		09/04/2019: Audit reviewed evidence for VOB document source and has determined that Lender provided internal screen shot verifying date business was verified by underwriter. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 8.70 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.95% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 768				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300898643	328b8ab5-007d-449d-b5b6-2b002ba6cc96	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Credit Report Fee and Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a credit report and a flood cert in the file. The Credit Report Fee and Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided		Non-material per SFIG guidance, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 36.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 66 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300898643	7f0d3547-31b8-e811-94b3-f4e9d4a75a52	48		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the broker. If the broker is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 36.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 66 months payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300898643	07bdfae7-9ab6-e811-94b3-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/17/2018: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/18/2018: Lender provided fraud report. Exception cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 36.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 66 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300898643	88da6632-9bb6-e811-94b3-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		09/18/2018: A CDA provided reflecting a value of $X,XXX.XX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 36.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 66 months payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228852	228bc550-7093-e911-bdd2-f4e9d4a75ba2	22		QM/Agency Safe Harbor		Credit		Failure to obtain 3rd party verification of employment	• The lender must verify the existence of the borrower's business within 120 calendar days prior to the note date - from a third party, such as a CPA, regulatory agency, or the applicable licensing bureau, if possible; or - by verifying a phone listing and address for the borrower's business using a telephone book, the Internet, or directory assistance. • The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information. The item required in the second bullet point was not provided.	06/24/2019: VOE	06/25/2019: Lender provided VVOE, CPA Letter and employees name and title that obtained the VOB information. Exception cleared.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 86.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 42.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301228852	76c6ab63-c691-e911-bdd2-f4e9d4a75ba2	76		QM/Agency Safe Harbor		Property		570 - Review Appraisal Missing	A CDA report is not found in the file. The CU Score is 3.2.	06/24/2019: please indicate whether you all will order the CDA or if XXX should order the CDA	07/05/2019: The AVM report value of $X,XXX.XX to appraisal value of $X,XXX.XX has variance which is less than maximum tolerance variance threshold of 10%. Confidence factor is within guidelines. AVM report is acceptable. 07/02/2019: Audit reviewed lender’s rebuttal and document provided. The most recent CU score is 3.2, page 891, dated X/XX. Condition remains.06/25/2019: Audit reviewed Lenders response. The Investor will order Appraisal Review. Exception remains.	Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 86.90 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 50%, loan qualified with DTI of 42.39% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300900759	bada1dc7-70d8-e811-bdb4-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		11/01/2018: A CDA provided reflecting a value of $X,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159201	85db169f-1fb6-4bd6-9360-dfd53094c871	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Clear Capital Desk Review fee in section B of the final Closing Disclosure was paid to the lender and not the actual service provider and the IRS Transcript fee and Appraisal fee was paid to the incorrect service provider. Provide corrected CD and LOE to the borrower.		06/13/2019: A Post Close CD added the service provider and corrected the other fees. The loan will be rated a B for all agencies.05/19/2019: A Post Close CD added the service provider and corrected the other fees. The loan will be rated a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301159201	4b497277-747a-e911-bdd2-f4e9d4a75ba2	3203		QM/Non-HPML		Compliance		Incorrect disclosure of Transfer Taxes - Section E	The State Transfer Taxes Deed fee in section E of the final Closing Disclosure is missing the name of the government entity accessing the tax. Provide corrected CD and LOE to the borrower.		06/13/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies05/19/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301159201	d7e26719-d9c8-4bd4-9814-8d516bce96c3	3269		QM/Non-HPML		Compliance		Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	The LE dated XX/XX/XXXX reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.	05/21/2019: LOE - lock extension	06/05/2019: Received evidence of updated pricing, including the extension. Condition cleared.05/21/2019: Audit reviewed the Lender Rebuttal, and has determined that a copy of the updated pricing (including the extension) is required as verification, as well as to document the loan file with changes in lender credit. Condition remains.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159201	9742b4a1-7693-4e15-8b28-8b64d96bb75e	1665		QM/Non-HPML		Compliance		Missing Special Information Booklet / Home Loan Toolkit	Home Loan Toolkit not provided	6/1/2019: Acknowledgement of Receipt of Your Home Loan Toolkit	06/03/2019: Received evidence the Borrower received the Special Information Booklet/Home Loan Toolkit within 3 days of application date. Condition cleared.05/17/2019: Finding Deemed Non Material and will be graded a B for all agencies					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301159201	801a21be-23a4-44a3-8aab-e4064e95e215	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects an IRS Transcript fee of $X,XXX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects an IRS Transcript fee of $X,XXX.XX, however the actual fee was $X,XXX.XX resulting in a $X,XXX.XX refund due for cure. Provided corrected CD, evidence of Refund to the Borrower, LOE and proof of delivery to the Borrower.		06/13/2019: A Post Close CD shows a correction, refund to borrower, proof and LOE to the borrower. The loan will be graded a B for all agencies.05/15/2019: A Post Close CD shows a correction, refund to borrower, proof and LOE to the borrower. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301159201	bb9f0122-bd78-e911-bdd2-f4e9d4a75ba2	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	A CDA report was not provided in file.	5/29/2019: Please rescind, supported seller-provided CDA in file	05/30/2019: A CDA provided reflecting a value of $X,XXX.XX which is a 0% variance. Variance within acceptable tolerance. CDA provided in original loan file. Condition rescinded.					1	1	A	A	A	A	A	A	A	A	A	A	Rescind
301183208	4dcbc414-e796-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Cash to Close for Loan Estimate reflects $X,XXX.XX in Calculating Cash to Close section of the final Closing Disclosure. The most recent LE dated XX/XX/XXXX reflects $X,XXX.XX estimated Cash to Close. Provide corrected CD and LOE to the Borrower.	07/09/2019: PCCD	07/11/2019: Lender provided LOE, proof of delivery and PCCD with Calculating Cash to Close section corrected, survey fee in section H moved to section C and Desk Review fee and Verification Fee updated previously with correct payee. Exception remains downgraded.06/24/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301183208	8a882e3f-e896-e911-bdd2-f4e9d4a75ba2	1		QM/Non-HPML		Compliance		General Compliance Exception	The Survey fee is reflected in section H of the final Closing Disclosure. The borrower shopped for their own Survey fee and did not use the provider on the WLSP. The Survey fee should be listed in section C of the CD. Provide corrected CD and letter of explanation to the Borrower	07/09/2019: PCCD	07/11/2019: Lender provided LOE, proof of delivery and PCCD with Calculating Cash to Close section corrected, survey fee in section H moved to section C and Desk Review fee and Verification Fee updated previously with correct payee. Exception remains downgraded.06/24/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301183208	320f567a-b696-e911-bdd2-f4e9d4a75ba2	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Desk Review fee and Verification Fee in section B of the funding Closing Disclosure was paid to the lender and not the actual service provider. Provide corrected CD and LOE to the borrower.	07/09/2019: PCCD	07/11/2019: Lender provided LOE, proof of delivery and PCCD with Calculating Cash to Close section corrected, survey fee in section H moved to section C and Desk Review fee and Verification Fee updated previously with correct payee. Exception remains downgraded.06/24/2019: Cured on Post Close CD dated XX/XX/XXXX. Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301229614	c1ae8651-34f8-4851-9f3a-d6ad260f9b86	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The email address for the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	07/24/2019: PCCD	07/24/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 7/17/2019:Finding deemed non-material, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301229614	69ab9b38-d115-4f21-9054-9ed4137f92ea	1677		QM/Non-HPML		Compliance		Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.	07/24/2019: ABA - LOE	07/24/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.7/17/2019:Finding deemed non-material, loan will be graded a B for all agencies					2	1	B	A	B	A	B	A	B	A	B	A	Cleared
301234336	bb91d374-24b3-441b-8583-afbd7742f524	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Clear Capital Desk Review and VOE Fee in section B of the final Closing Disclosure is missing the name of the actual service provider. Proved corrected CD and LOE to the borrower.	07/24/2019: PCCD	07/24/2019: Audit reviewed the Post Closing CD, and has determined that the condition remains non-material per SFIG guidance, loan will be graded a B for all agencies. Note: When/If a new PCCD is issued, rating remains a B. 07/16/2019: A Post Close CD corrected the service provider. The loan will be rated a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301233624	dfe336a7-a5a8-e911-bdd2-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The LE XX/XX/XXXX reflects Estimated Cash to Close of $X,XXX.XX vs. the final CD reflects Estimated Cash to Close of $X,XXX.XX . Provided corrected CD and LOE to the borrower.		A Post Close CD corrected and LOE. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301233624	00d63da8-f098-4b51-a689-9c862803a78f	1		QM/Non-HPML		Compliance		General Compliance Exception	It could not be confirmed that the Borrower's Final CD disclosed any and all applicable Seller Paid fees, as the loan file did not contain any alternative documentation verifying the Seller Paid fees that may or may not have been applied to the transaction. Please provide a Final Seller CD or Final ALTA Settlement Statement that will show evidence any and all applicable Seller Paid fees applied to the transaction in order for compliance testing to be completed. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.	07/24/2019: PCCD	07/24/2019: Audit reviewed PCCD, and has determined that the seller paid fees were listed on said CD. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301233624	ce911e00-3ce0-4131-a608-9dd4b4a4bf56	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Clear Capital Desk Review in section B of the final Closing Disclosure was paid to the lender and not the actual service provider and the Appraisal Report fee was paid to the incorrect vendor. Provide corrected CD and LOE to the borrower.		07/17/2019: A Post Close CD corrected and LOE to the borrower. The loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300898625	fd388880-74bb-4981-a379-f44e09208742	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. There is not an initial Closing Disclosure in file When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.	09/17/2018: Copy of esigned initial CD attached with latest borrower e-signature date of XX/XX/XXXX.	09/18/2018: Lender provided verification borrower received initial CD 3 days prior to consummation. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.47 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 Years on Job Borrower has 6 years on job Reserves are higher than guideline minimum UW Guides require 12 months’ reserves, loan qualified with 39.40 months’ reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported				3	1	C	A	C	A	C	A	C	A	C	A	Cleared
300898625	93689533-dc5f-46a3-9e33-e784528b2d05	3181		QM/Non-HPML		Compliance		Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	A Flood Cert Fee were not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.		Non-material per SFIG guidance, loan will be graded a B for all agencies.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.47 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 Years on Job Borrower has 6 years on job Reserves are higher than guideline minimum UW Guides require 12 months’ reserves, loan qualified with 39.40 months’ reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
300898625	f7fd69b9-6db7-e811-94b3-f4e9d4a75a52	1684		QM/Non-HPML		Credit		Missing Third Party Fraud Tool (Report)	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Please provide Fraud Report with OFAC search. Additional conditions may apply.	09/17/2018: The fraud report is now attached. As with previous trades, this finding should be resolved based on the attached report as-is. We maintain that our internal procedures account for any red flags that may be showing within the report that is provided for convenience.	09/18/2018: Lender provided fraud report. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.47 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 Years on Job Borrower has 6 years on job Reserves are higher than guideline minimum UW Guides require 12 months’ reserves, loan qualified with 39.40 months’ reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300898625	a8b45362-bbb6-e811-94b3-f4e9d4a75a52	76		QM/Non-HPML		Property		570 - Review Appraisal Missing	Review Appraisal Missing.		09/18/2018: A CDA provided reflecting a value of $X,XXX.XX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.47 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 Years on Job Borrower has 6 years on job Reserves are higher than guideline minimum UW Guides require 12 months’ reserves, loan qualified with 39.40 months’ reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported				3	1	D	A	D	A	D	A	D	A	D	A	Cleared
300896384	1429a1b1-a2a4-4f79-a56d-5f95d6ec9356	2852		QM/Non-HPML		Compliance		Points and Fees exceed Qualified Mortgage threshold	Points and fees exceed maximum. $X,XXX.XX points and fees exceeds $X,XXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.	10/08/2018: QM SUMMARY / PASS	10/08/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748. Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income				3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300896384	1aac5533-c39e-4593-812c-997f4fcf8abf	3183		QM/Non-HPML		Compliance		Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	The final LE reflects an appraisal fee of $X,XXX.XX and credit report fee of $X,XXX.XX with no resulting CoC for any subsequent disclosures. The Final CD reflects an appraisal fee of $X,XXX.XX and a credit report fee of $X,XXX.XX resulting in a $X,XXX.XX refund due for cure. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.		10/12/2018: Received explanation letter, air bill, copy of check and post consummation closing disclosure. Condition cleared. Loan will be rated a B.	Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 13.10 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 748. Disposable Income is higher than guideline minimum Loan qualified with $X,XXX.XX in disposable income				3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300911157	77ec49a7-7298-4ede-aace-611c9a7912db	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is missing. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		11/08/2018: Received initial closing disclosure and evidence both borrowers acknowledged. Timing requirement met. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
300911157	13f7e4c8-36e1-e811-bdb4-f4e9d4a75ba2	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure are missing the name of the payee and the government entity assessing the tax. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
300911157	5bf87725-a405-4c21-86c6-94d73f1312f3	3227		QM/Non-HPML		Compliance		Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file.		11/08/2018: Received initial closing disclosure and evidence both borrowers acknowledged. Timing requirement met. Condition cleared.					3	1	D	A	D	A	D	A	D	A	D	A	Cleared
301083782	f48a7512-39d0-4118-afb9-d1531dbb1359	3169		QM/Non-HPML		Compliance		Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. No cure.		02/11/2019: Received evidence borrowers acknowledged initial CD. Timing requirement met. Condition cleared.					3	1	C	A	C	A	D	A	C	A	C	A	Cleared
301083782	dcb5893f-292a-e911-bd2f-f4e9d4a75a52	3296		QM/Non-HPML		Compliance		Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure does not list payee name of Homeowner’s Insurance were collected. 1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical Error Cure within 60 days of consummation		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301083782	6d2c799e-086e-410f-873d-f09b846c25f7	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies					3	2	D	B	D	B	D	B	D	B	D	B	Cleared
301191303	6a452b35-cf68-4500-ac4b-c743e277a654	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title - E-Recording Fee, Title - Escrow Fee, Title - Lender's Title Policy fee and Title - Endorsement fee are reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The Title - E-Recording Fee, Title - Escrow Fee, Title - Lender's Title Policy fee and Title - Endorsement fee should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.		06/07/2019: Received explanation letter and post consummation CD correcting Section B & C. Condition cleared. Loan will be rated a B for all agencies. 6/4/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301191303	48f3c137-002b-4d91-ba68-d15eabef54a1	3247		QM/Non-HPML		Compliance		Information required for General Information section not present in C.D.	The final CD is missing required data under the General Information section for the field titled Seller. Missing seller's address.		06/07/2019: Received explanation letter and post consummation CD adding seller's address. Condition cleared. Loan will be rated a B for all agencies.					3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301237416	a8978d8d-efc3-4b26-97c1-561e29c9d3e7	3186		QM/Non-HPML		Compliance		Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Title related fees are reflected in section C of the final Closing Disclosure. The Borrower did not shop for their own title service provider and used the provider on the WLSP. The Title related should be listed in section B of the final Closing Disclosure. Provide corrected CD and LOE to the Borrower.	07/17/2019: PCCD and tracking	07/17/2019: Lender provided LOE, proof of delivery and PCCD with settlement agent ID updated. Exception remains downgraded. Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.52% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751 Years in Field Co-Borrower has 5 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301237416	4337cb0e-bcb6-4cab-8300-8c864a94ac7a	3254		QM/Non-HPML		Compliance		Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure dated Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	07/17/2019: PCCD and tracking	07/17/2019: Lender provided LOE, proof of delivery and PCCD with settlement agent ID updated. Exception remains downgraded. Non-material per SFIG guidance, loan will be graded a B for all agencies07/12/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.52% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751 Years in Field Co-Borrower has 5 years in field				3	2	D	B	D	B	D	B	D	B	D	B	Acknowledged
301237416	cdf27f3a-d1a4-e911-bdd2-f4e9d4a75ba2	909		QM/Non-HPML		Credit		Missing AUS results	Missing AUS results	07/17/2019: AUS	07/17/2019: Lender provided AUS. Exception cleared.	DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.52% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751 Years in Field Co-Borrower has 5 years in field				3	1	C	A	C	A	C	A	C	A	C	A	Cleared